UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (97.4%)

Consumer Discretionary (16.3%)
Aaron Rents, Inc.	290,892	$5,818
* Beacon Roofing Supply, Inc.	1,600	35
* Digital Theater Systems, Inc.	216,300	3,917
* Getty Images, Inc.	29,150	2,073
* Greenfield Online, Inc.	110,200	2,165
* Guitar Center, Inc.	107,400	5,889
* Hibbett Sporting Goods, Inc.	143,900	4,323
Lithia Motors, Inc.	119,900	3,071
* McCormick & Schmick’s Seafood Restaurants, Inc.	220,617	3,689
* O’Reilly Automotive, Inc.	98,400	4,874
Orient-Express Hotel, Ltd. - Class A	290,537	7,583
* Pinnacle Entertainment, Inc.	448,800	7,495
Polaris Industries, Inc.	93,500	6,567
Station Casinos, Inc.	62,450	4,218
* WMS Industries, Inc.	316,600	8,914

Total		70,631

Consumer Staples (3.3%)
* Peet’s Coffee & Tea, Inc.	267,100	6,584
* United Natural Foods, Inc.	270,800	7,753

Total		14,337

Energy (5.5%)
* FMC Technologies, Inc.	173,300	5,750
* Grant Prideco, Inc.	288,700	6,975
* Grey Wolf, Inc.	531,900	3,500
* National Oilwell Varco, Inc.	162,750	7,600

Total		23,825

Financials (8.4%)
BankAtlantic Bancorp, Inc. - Class A	150,400	2,617
Boston Private Financial Holdings, Inc.	140,700	3,342
* Community Bancorp	75,300	1,897
First Republic Bank	116,100	3,758
Greenhill & Co., Inc.	109,000	3,902
Investors Financial Services Corp.	111,550	5,455
* optionsXpress Holdings, Inc.	208,800	3,380
Placer Sierra Bancshares	103,900	2,387
* Portfolio Recovery Associates, Inc.	125,600	4,274
* Silicon Valley Bancshares	122,800	5,411

Total		36,423

Health Care (16.5%)
* The Advisory Board Co.	110,200	4,816
* Horizon Health Corp.	48,800	2,074

* Impax Laboratories, Inc.	309,600	4,954
* Kyphon, Inc.	92,800	2,336
LCA-Vision, Inc.	96,400	3,210
* Nabi Biopharmaceuticals	142,400	1,777
* Pediatrix Medical Group, Inc.	65,400	4,486
* Providence Service Corp.	322,386	7,497
* Psychiatric Solutions, Inc.	148,000	6,808
* Radiation Therapy Services, Inc.	262,300	4,978
* Renal Care Group, Inc.	170,000	6,450
* ResMed, Inc.	91,300	5,149
* Salix Pharmaceuticals, Ltd.	190,550	3,142
* Syneron Medical, Ltd.	134,800	4,295
* Ventana Medical Systems, Inc.	211,200	7,911
* Wright Medical Group, Inc.	70,200	1,685

Total		71,568

Industrials (16.6%)
* Arbinet Holdings, Inc.	13,500	257
Brady Corp. - Class A	147,100	4,759
C.H. Robinson Worldwide, Inc.	151,550	7,809
The Corporate Executive Board Co.	118,900	7,604
* Corrections Corp. of America	132,050	5,097
* DiamondCluster International, Inc.	387,300	6,236
Forward Air Corp.	185,100	7,883
* Hudson Highland Group, Inc.	188,500	3,221
* Intersections, Inc.	162,400	2,363
Knight Transportation, Inc.	202,278	4,990
* Marlin Business Services, Inc.	222,520	4,535
MSC Industrial Direct Co., Inc. - Class A	198,600	6,069
* School Specialty, Inc.	199,600	7,816
Strayer Education, Inc.	29,900	3,388

Total		72,027

Information Technology (22.3%)
* Cogent, Inc.	103,800	2,614
* Cognizant Technology Solutions Corp. - Class A	154,800	7,152
* Cree, Inc.	85,200	1,853
* Digital River, Inc.	205,600	6,406
* Entegris, Inc.	604,400	5,978
* Essex Corp.	199,600	3,259
* Euronet Worldwide, Inc.	337,300	9,631
* Genesis Microchip, Inc.	388,200	5,609
* iPayment Holdings, Inc.	128,900	5,440
* Kanbay International, Inc.	212,800	4,354
* MKS Instruments, Inc.	326,350	5,182
* O2Micro International, Ltd.	490,200	5,044
* Plexus Corp.	160,700	1,850
* ScanSource, Inc.	80,200	4,157
* Silicon Laboratories, Inc.	106,500	3,164
* Tekelec	283,100	4,513
* Tessera Technologies, Inc.	153,200	6,623
* THQ, Inc.	153,600	4,322
* Verint Systems, Inc.	214,800	7,505
* Westell Technologies, Inc. - Class A	435,800	2,401

Total		97,057

Materials (6.1%)
Airgas, Inc.	311,950	7,452
Minerals Technologies, Inc.	148,800	9,788
Silgan Holdings, Inc.	101,200	6,576
Steel Technologies, Inc.	108,400	2,601

Total		26,417

Telecommunication Services (2.4%)
* Alamosa Holdings, Inc.	500,500	5,841
* JAMDAT Mobile, Inc.	252,800	4,358

Total		10,199

Total Common Stocks (Cost: $362,849)		422,484

Money Market Investments (3.2%)

Federal Government & Agencies (1.0%)
(b) Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	4,500,000	4,468

Total		4,468

Finance Lessors (1.2%)
Thunder Bay Funding, Inc., 2.80%, 4/1/05	5,000,000	5,000

Total		5,000

Short Term Business Credit (1.0%)
UBS Finance Delaware, LLC, 2.83%, 4/1/05	4,400,000	4,400

Total		4,400

Total Money Market Investments (Cost: $13,867)		13,868

Total Investments (100.6%) (Cost $376,716) (a)		436,352

Other Assets, Less Liabilities (-0.6%)		(2,736)

Total Net Assets (100.0%)		$433,616

*	Non-Income Producing

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $376,716 and the net unrealized appreciation of investments based on that cost was $59,636 which is comprised of $74,340 aggregate gross unrealized appreciation and $14,704 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for a when issued security.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.5%)

Consumer Discretionary (15.7%)
Aaron Rents, Inc.	130,300	$2,606
Aaron Rents, Inc. - Class A	4,725	84
* AnnTaylor Stores Corp.	14,500	371
* Big Lots, Inc.	4,800	58
* Cablevision Systems Corp.	12,300	345
Centerplate Inc.	33,000	418
* Cox Radio Inc. - Class A	7,400	124
CSS Industries, Inc.	38,500	1,407
* Culp, Inc.	32,600	192
Dillard’s, Inc. - Class A	6,800	183
Dow Jones & Co., Inc.	10,900	407
* Entercom Communications Corp. - Class A	13,400	476
Family Dollar Stores, Inc.	12,800	389
Fred’s, Inc.	50,450	866
The Gap, Inc.	21,500	470
Hancock Fabrics, Inc.	52,700	392
Haverty Furniture Companies, Inc.	89,000	1,357
Hearst-Argyle Television, Inc.	2,200	56
* IAC/InterActiveCorp	19,500	434
* Journal Register Co.	59,900	1,000
* Kohl’s Corp.	4,700	243
Mattel, Inc.	31,200	666
Matthews International Corp. - Class A	69,200	2,267
Meredith Corp.	6,200	290
The New York Times Co. - Class A	13,500	494
Newell Rubbermaid, Inc.	18,400	404
Outback Steakhouse, Inc.	7,300	334
Pearson PLC-Sponsored ADR	30,000	368
RadioShack Corp.	4,700	115
* RARE Hospitality International, Inc.	73,050	2,256
Reuters Group PLC-Sponsored ADR	5,300	244
Ruby Tuesday, Inc.	31,900	775
* Saga Communications, Inc. - Class A	64,500	1,038
Saks, Inc.	4,800	87
* Scholastic Corp.	9,900	365
SCP Pool Corp.	63,525	2,024
Sinclair Broadcast Group, Inc. - Class A	17,600	141
Skyline Corp.	23,400	901
Stanley Furniture Co., Inc.	27,000	1,277
* Stein Mart, Inc.	125,420	2,822
* TBC Corp.	71,200	1,984
Tribune Co.	9,800	391
* Unifi, Inc.	8,700	29
* Univision Communications, Inc. - Class A	13,500	374
The Washington Post Co. - Class B	193	173
* Weight Watchers International, Inc.	3,400	146

Total		31,843

Consumer Staples (1.6%)
Campbell Soup Co.	20,600	598
Casey’s General Stores, Inc.	75,700	1,359
H.J. Heinz Co.	9,300	343
Nash-Finch Co.	14,500	551
* Wild Oats Markets, Inc.	42,300	450

Total		3,301

Energy (8.9%)
* Atwood Oceanics, Inc.	19,900	1,324
CARBO Ceramics, Inc.	20,500	1,438
* Cooper Cameron Corp.	5,800	332
Diamond Offshore Drilling, Inc.	20,600	1,028
* Forest Oil Corp.	55,350	2,241
* Grant Prideco, Inc.	21,900	529
* Hanover Compressor Co.	16,200	196
* Lone Star Technologies, Inc.	26,400	1,041
* Magnum Hunter Resources, Inc.	55,300	891
Murphy Oil Corp.	2,500	247
Penn Virginia Corp.	48,800	2,239
* Petroleum Geo-Services, ADR	700	47
* TETRA Technologies, Inc.	59,250	1,685
* Todco-Class A	77,000	1,990
* W-H Energy Services, Inc.	37,600	900
* Whiting Petroleum Corp.	46,800	1,909

Total		18,037

Financials (20.4%)
Allied Capital Corp.	52,800	1,378
American Capital Strategies, Ltd.	22,600	710
* Ameritrade Holding Corp.	10,600	108
Aon Corp.	17,700	404
Apartment Investment and Management Co. - Class A	6,400	238
AXIS Capital Holdings Ltd.	14,100	381
Bedford Property Investors, Inc.	40,600	886
Brown & Brown, Inc.	3,400	157
The Charles Schwab Corp.	40,600	427
Citizens Banking Corp.	2,000	59
Commerce Bancshares, Inc.	3,011	145
East West Bancorp, Inc.	77,800	2,872
Equity Office Properties Trust	3,300	99
Federated Investors, Inc. - Class B	7,900	224
First Financial Fund, Inc.	64,900	1,169
First Horizon National Corp.	5,600	228
First Republic Bank	79,200	2,564
Genworth Financial, Inc.	14,900	410
Glenborough Realty Trust, Inc.	31,900	610
Huntington Bancshares, Inc.	14,600	349
Innkeepers USA Trust	43,400	560
Janus Capital Group, Inc.	28,900	403
Jefferson-Pilot Corp.	7,000	343
Kilroy Realty Corp.	50,200	2,054
* LaBranche & Co., Inc.	13,100	122
Lasalle Hotel Properties	48,900	1,421
* Markel Corp.	5,300	1,830
Marsh & McLennan Companies, Inc.	20,100	611
Midland Co.	34,500	1,087
MoneyGram International, Inc.	16,448	311
Netbank, Inc.	69,300	588
Northern Trust Corp.	8,800	382
* Ohio Casualty Corp.	10,000	230
The PNC Financial Services Group, Inc.	8,000	412
* ProAssurance Corp.	67,200	2,654
Protective Life Corp.	3,200	126
Radian Group, Inc.	5,200	248
Regions Financial Corp.	7,800	253
SAFECO Corp.	4,700	229
Scottish RE Group, Ltd.	42,900	966
* Silicon Valley Bancshares	61,600	2,714
Southwest Bancorporation of Texas, Inc.	8,200	150
The St. Paul Travelers Companies, Inc.	19,730	725

Strategic Hotel Capital, Inc.	49,800	732
Sun Communities, Inc.	37,500	1,343
Synovus Financial Corp.	17,800	496
Texas Regional Bancshares, Inc. - Class A	106,250	3,199
* Triad Guaranty, Inc.	37,400	1,968
UnumProvident Corp.	21,200	361
Washington Real Estate Investment Trust	38,500	1,107
XL Capital, Ltd. - Class A	4,400	318

Total		41,361

Health Care (5.1%)
AmerisourceBergen Corp.	7,500	430
Analogic Corp.	12,400	536
Arrow International, Inc.	25,230	867
* Bone Care International, Inc.	62,700	1,626
* Chiron Corp.	13,200	463
* Community Health Systems, Inc.	1,700	59
* Diversa Corp.	91,500	456
* Exelixis Inc.	76,400	518
Health Management Associates, Inc. - Class A	1,200	31
* HEALTHSOUTH Corp.	89,900	481
* Human Genome Sciences, Inc.	11,700	108
* Lexicon Genetics, Inc.	114,000	583
* Lincare Holdings, Inc.	11,100	491
McKesson Corp.	3,000	113
* MedImmune, Inc.	22,400	533
Owens & Minor, Inc.	78,600	2,135
* Tenet Healthcare Corp.	63,000	726
Valeant Pharmaceuticals International	4,300	97
* Vertex Pharmaceuticals, Inc.	9,200	86

Total		10,339

Industrials (19.8%)
* Allied Waste Industries, Inc.	53,300	390
Ameron International Corp.	22,700	817
C&D Technologies, Inc.	52,300	526
* Casella Waste Systems, Inc. - Class A	92,500	1,224
CSX Corp.	10,000	417
* Dollar Thrifty Automotive Group, Inc.	48,400	1,587
EDO Corp.	27,000	811
* Electro Rent Corp.	76,400	1,025
ElkCorp	45,000	1,731
Equifax, Inc.	13,100	402
Franklin Electric Co., Inc.	57,900	2,184
* FTI Consulting, Inc.	50,500	1,042
G & K Services, Inc. - Class A	40,000	1,612
* Genesee & Wyoming, Inc.	41,700	1,080
* The Genlyte Group, Inc.	9,800	882
Herman Miller, Inc.	5,900	178
IDEX Corp.	47,200	1,905
* Insituform Technologies, Inc. - Class A	74,700	1,084
JLG Industries, Inc.	96,400	2,077
* Kirby Corp.	42,600	1,790
* Laidlaw International, Inc.	13,800	287
* Landstar System, Inc.	132,800	4,348
* Macquarie Infrastructure Co. Trust	28,200	790
Manpower, Inc.	10,100	440
McGrath Rentcorp	78,500	1,835
Nordson Corp.	46,200	1,701
Raytheon Co.	10,500	406
Rockwell Collins, Inc.	7,000	333
The ServiceMaster Co.	9,000	122
Southwest Airlines Co.	30,800	439
(h) * TRW Automotive, Inc.	3,600	66
Thomas Industries, Inc.	45,100	1,788

Union Pacific Corp.	5,500	383
UTI Worldwide, Inc.	31,440	2,183
* Waste Connections, Inc.	34,000	1,182
Woodward Governor Co.	13,300	954

Total		40,021

Information Technology (10.5%)
* ATMI, Inc.	36,500	914
AVX Corp.	24,200	296
* Bearingpoint, Inc.	60,400	530
Belden CDT, Inc.	64,500	1,433
* The BISYS Group, Inc.	23,200	364
* BMC Software, Inc.	28,100	422
* Brooks Automation, Inc.	57,100	867
* Exar Corp.	65,000	871
Helix Technology Corp.	69,700	1,078
* Intuit, Inc.	11,600	508
* Jabil Circuit, Inc.	16,200	462
* KLA-Tencor Corp.	1,700	78
Landauer, Inc.	18,500	879
* Littelfuse, Inc.	41,300	1,183
* McAfee, Inc.	1,000	23
Methode Electronics, Inc. - Class A	45,400	550
Molex, Inc. - Class A	19,200	453
* MPS Group, Inc.	146,700	1,542
* Mykrolis Corp.	85,500	1,223
* Novell, Inc.	21,700	129
* Novellus Systems, Inc.	18,400	492
* Packeteer, Inc.	94,500	1,454
* Progress Software Corp.	59,500	1,560
* SPSS, Inc.	54,325	945
Startek, Inc.	32,100	539
* Synopsys, Inc.	18,700	338
* Tellabs, Inc.	3,900	28
* Websense, Inc.	37,900	2,039

Total		21,200

Materials (9.6%)
Abitibi-Consolidated, Inc.	43,300	200
Airgas, Inc.	59,500	1,421
Anglo American Platinum Corp., Ltd.	8,000	301
AptarGroup, Inc.	38,250	1,989
Arch Chemicals, Inc.	45,200	1,287
Bowater, Inc.	10,100	380
Carpenter Technology Corp.	31,500	1,871
Chesapeake Corp.	20,100	423
Deltic Timber Corp.	33,600	1,314
Domtar, Inc.	55,800	472
Florida Rock Industries, Inc.	33,325	1,960
Gibraltar Industries, Inc.	66,676	1,463
Gold Fields Ltd., ADR	29,100	334
Great Lakes Chemical Corp.	9,200	296
Harmony Gold Mining Co.-Sponsored ADR	6,000	47
MacDermid, Inc.	25,100	816
MeadWestvaco Corp.	9,300	296
* Meridian Gold, Inc.	69,000	1,162
* The Mosaic Co.	6,500	111
Myers Industries, Inc.	51,167	722
* Nalco Holding Co.	26,900	507
Potlatch Corp.	1,900	89
* Symyx Technologies, Inc.	33,200	732
Wausau-Mosinee Paper Corp.	89,000	1,258

Total		19,451

Telecommunication Services (0.9%)
* Crown Castle International Corp.	900	14
* MCI, Inc.	1,600	40
* Nextel Partners, Inc.	9,600	211
* Qwest Communications International, Inc.	35,600	132
Telephone and Data Systems, Inc.	3,800	310
Telus Corp.	5,400	166
* US Cellular Corp.	1,600	73
* Wireless Facilities, Inc.	127,900	800

Total		1,746

Utilities (4.0%)
Black Hills Corp.	40,800	1,348
Cleco Corp.	44,700	952
* CMS Energy Corp.	26,200	342
Duke Energy Corp.	12,600	353
* Dynegy, Inc. - Class A	42,200	165
* El Paso Electric Co.	54,300	1,031
FirstEnergy Corp.	4,500	189
NiSource, Inc.	30,400	693
* NRG Energy, Inc.	11,300	386
Otter Tail Corp.	25,400	636
Pinnacle West Capital Corp.	9,800	417
TECO Energy, Inc.	43,800	687
Vectren Corp.	33,400	890
Xcel Energy, Inc.	4,000	69

Total		8,158

Total Common Stocks (Cost: $154,063)		195,457

Convertible Corporate Debt (0.0%)
Utilities (0.0%)
Xcel Energy Inc., 7.50%, 11/21/07 144A	2,000	3

Total Convertible Corporate Debt (Cost: $3)		3

Preferred Stocks (0.0%)

Industrials (0.0%)
* Allied Waste Industrial	400	95

Total Preferred Stocks (Cost: $100)		95

Money Market Investments (4.2%)

Other Holdings (4.2%)
Reserve Investment Fund	8,527,282	8,527

Total Money Market Investments (Cost: $8,527)		8,527

Total Investments (100.7%) (Cost $162,693)(a)		204,082

Other Assets, Less Liabilities (-0.7%)		(1,488)

Total Net Assets (100.0%)		$202,594

*	Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities (in thousands) was $3, representing 0.00% of the net assets.

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $162,693 and the net unrealized appreciation of investments based on that cost was $41,389 which is comprised of $46,210 aggregate gross unrealized appreciation and $4,821 aggregate gross unrealized depreciation.

(h)	The following investment was purchased in a private placement transaction. Resale to the public may require registration or may be limited due to certain restrictions. At March 31, 2005, the value of the security was $66,451, representing 0.03% of net assets.

Security Description	Date of Acquisition	Number of Shares	Cost
TRW Automotive, Inc.	March 2005	3,600	$70,740

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (97.2%)

Consumer Discretionary (12.8%)
Choice Hotels International, Inc.	168,700	$10,451
* Dick’s Sporting Goods, Inc.	240,300	8,826
Garmin Ltd.	247,200	11,450
Gentex Corp.	475,130	15,157
* Getty Images, Inc.	234,170	16,653
* Lamar Advertising Co. - Class A	393,025	15,835
Michaels Stores, Inc.	395,600	14,360
* O’Reilly Automotive, Inc.	393,830	19,507
PETsMART, Inc.	321,300	9,237
* Pixar, Inc.	65,600	6,399
* Scientific Games Corp.	481,200	10,995
* Univision Communications, Inc. - Class A	244,127	6,760
* Westwood One, Inc.	354,600	7,216

Total		152,846

Consumer Staples (1.4%)
* Smithfield Foods, Inc.	249,500	7,872
Whole Foods Market, Inc.	92,000	9,396

Total		17,268

Energy (5.9%)
BJ Services Co.	309,600	16,062
* Cooper Cameron Corp.	105,300	6,024
* Nabors Industries, Ltd.	350,500	20,729
* Newfield Exploration Co.	168,000	12,476
Smith International, Inc.	233,700	14,660

Total		69,951

Financials (8.9%)
* Ameritrade Holding Corp.	908,300	9,274
Assured Guaranty, Ltd.	802,300	14,401
* CapitalSource, Inc.	867,800	19,960
CIT Group, Inc.	228,900	8,698
Investors Financial Services Corp.	343,280	16,790
Legg Mason, Inc.	217,770	17,017
St. Joe Co.	128,100	8,621
Ventas, Inc.	452,700	11,299

Total		106,060

Health Care (21.2%)
* Affymetrix, Inc.	234,600	10,050
* Angiotech Pharmaceuticals, Inc.	728,977	11,190
* Barr Pharmaceuticals, Inc.	206,700	10,093
* Caremark Rx, Inc.	395,494	15,733
* Charles River Laboratories International, Inc.	269,700	12,687

* Covance, Inc.	440,600	20,977
* Cytyc Corp.	596,000	13,714
* DaVita, Inc.	573,200	23,988
* Gen-Probe, Inc.	140,600	6,265
Health Management Associates, Inc. - Class A	756,210	19,798
* Kinetic Concepts, Inc.	366,000	21,832
* Lincare Holdings, Inc.	433,900	19,191
Medicis Pharmaceutical Corp.	258,500	7,750
* Neurocrine Biosciences, Inc.	161,300	6,139
* Patterson Companies, Inc.	448,996	22,427
* Sepracor, Inc.	98,500	5,655
* St. Jude Medical, Inc.	323,900	11,660
* Varian Medical Systems, Inc.	253,800	8,700
* VCA Antech, Inc.	237,700	4,809

Total		252,658

Industrials (14.4%)
* Apollo Group, Inc. - Class A	107,280	7,945
ARAMARK Corp. - Class B	604,300	15,881
The Corporate Executive Board Co.	355,020	22,704
Deere & Co.	155,740	10,455
Expeditors International of Washington, Inc.	369,630	19,794
Fastenal Co.	311,290	17,217
Graco, Inc.	744,500	30,047
J.B. Hunt Transport Services, Inc.	330,500	14,466
L-3 Communications Holdings, Inc.	131,650	9,350
Pentair, Inc.	213,200	8,315
Robert Half International, Inc.	598,300	16,130

Total		172,304

Information Technology (28.9%)
* Activision, Inc.	923,333	13,665
Adobe Systems, Inc.	196,330	13,187
* Alliance Data Systems Corp.	152,500	6,161
* Amdocs, Ltd.	689,250	19,575
Amphenol Corp. - Class A	408,100	15,116
* Avaya, Inc.	883,600	10,320
CDW Corp.	152,640	8,652
* CheckFree Corp.	159,400	6,497
* Cogent, Inc.	385,500	9,707
* Cognos, Inc.	457,000	19,167
* Dolby Laboratories, Inc. - Class A	53,000	1,246
* DST Systems, Inc.	178,800	8,257
* FLIR Systems, Inc.	332,300	10,069
Harris Corp.	519,800	16,971
Infosys Technologies Ltd., ADR	296,070	21,828
* Integrated Circuit Systems, Inc.	654,380	12,512
* Jabil Circuit, Inc.	550,500	15,700
* KLA-Tencor Corp.	237,180	10,913
* Kronos, Inc.	310,000	15,844
* Lam Research Corp.	417,800	12,058
Microchip Technology, Inc.	587,395	15,278
* NAVTEQ Corp.	128,900	5,588
Paychex, Inc.	555,840	18,243
Seagate Technology	679,000	13,274
* Semtech Corp.	820,490	14,662
* VeriSign, Inc.	606,820	17,416
* Zebra Technologies Corp. - Class A	262,952	12,488

Total		344,394

Materials (3.7%)
CONSOL Energy, Inc.	258,100	12,136

The Lubrizol Corp.	219,000	8,900
Praxair, Inc.	303,840	14,542
Steel Dynamics, Inc.	255,800	8,812

Total		44,390

Total Common Stocks (Cost: $987,201)		1,159,871

Money Market Investments (2.0%)

Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	2,200,000	2,184

Total		2,184

Finance Lessors (0.8%)
Ranger Funding Co. LLC, 2.80%, 4/25/05	10,000,000	9,981

Total		9,981

Finance Services (0.8%)
(b) Preferred Receivable Funding, 2.79%, 4/21/05	10,000,000	9,985

Total		9,985

Short Term Business Credit (0.2%)
UBS Finance Delaware, LLC, 2.83%, 4/1/05	2,200,000	2,200

Total		2,200

Total Money Market Investments (Cost: $24,350)		24,350

Total Investments (99.2%) (Cost $1,011,551) (a)		1,184,221

Other Assets, Less Liabilities (0.8%)		8,952

Total Net Assets (100.0%)		$1,193,173

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,011,551 and the net unrealized appreciation of investments based on that cost was $172,670 which is comprised of $212,210 aggregate gross unrealized appreciation and $39,540 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
MIDCAP 400 INDEX FUTURES (Total Notional Value at March 31, 2005, $2,300)	7	6/05	$15

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stocks (94.3%)

Basic Materials (6.1%)
BASF AG	Germany	11,180	$795
CRH PLC	Ireland	30,226	796
Italian Thai Development PCL	Thailand	814,600	215
K+S AG	Germany	13,695	776
Kajima Corp.	Japan	116,000	480
Koninklijke BAM Groep NV	Netherlands	5,605	331
Nippon Steel Corp.	Japan	268,500	680
Sino Thai Engineering & Construction PCL	Thailand	631,400	182
Sino Thai Engineering & Construction PCL Warrants	Thailand	105,233	11
Sumitomo Chemical Co., Ltd.	Japan	142,000	704
* Syngenta AG	Switzerland	8,455	886
Wienerberger AG	Austria	21,440	979

Total			6,835

Conglomerates (1.9%)
Grupo Ferrovial SA	Spain	23,015	1,307
Nomura TOPIX Exchange Traded Fund	Japan	74,500	832

Total			2,139

Consumer Cyclical (17.8%)
Belluna Warrants	Japan	1,452	2
Bridgestone Corp.	Japan	35,000	645
Carnival Corp.	United Kingdom	15,015	778
Entergisul Co., Ltd.	Korea	14,779	357
Esprit Holdings, Ltd.	Hong Kong	177,500	1,212
Hilton Group PLC	United Kingdom	103,170	587
Hyundai Motor Co.	Korea	16,030	868
Intercontinental Hotels Group PLC	United Kingdom	23,453	274
Lagardere S.C.A.	France	10,280	780
Lottomatica SPA	Italy	19,885	722
Mediaset SPA	Italy	49,425	713
Next PLC	United Kingdom	37,835	1,138
NHK Spring Co., Ltd.	Japan	77,000	538
Nobia AB	Sweden	50,810	963
Nokian Renkaat OYJ	Finland	5,955	962
OPAP SA	Greece	31,690	928
Porsche AG	Germany	930	677
Punch Taverns PLC	United Kingdom	81,670	1,062
Ryohin Keikaku Co., Ltd.	Japan	13,600	674
Signet Group PLC	United Kingdom	317,675	645
Square Enix Co., Ltd.	Japan	23,700	729
Swatch Group AG	Switzerland	5,280	728
Techtronic Industries Co.	Hong Kong	393,500	868
* Urbi Desarrollos Urbanos SA	Mexico	74,085	371
USS Co., Ltd.	Japan	8,010	622
* Vivendi Universal SA	France	20,515	630
Wal-Mart de Mexico SA de CV	Mexico	170,335	597
Wolseley PLC	United Kingdom	36,295	760

Total			19,830

Consumer Non-Cyclical (7.5%)
* Cott Corp., ADR	Canada	19,980	484
Metro AG	Germany	12,325	663
Natura Cosmeticos SA	Brazil	24,150	660
Nestle SA	Switzerland	2,480	681
Nong Shim Co., Ltd.	Korea	2,085	595
Puma AG	Germany	3,920	984
Reckitt Benckiser PLC	United Kingdom	24,950	793
* Royal Numico NV	Netherlands	19,425	797
SABMiller PLC	United Kingdom	39,175	613
Swedish Match AB	Sweden	87,270	1,072
Tesco PLC	United Kingdom	178,830	1,070

Total			8,412

Energy (5.9%)
* APL ASA	Norway	3,000	25
* Awilco Offshore ASA	Norway	64,660	225
BG Group PLC	United Kingdom	103,510	804
BP PLC	United Kingdom	63,385	657
EnCana Corp.	Canada	16,115	1,138
Eni SPA	Italy	36,445	949
Technip SA	France	5,120	858
* TGS Nopec Geophysical Co. ASA	Norway	13,215	389
Total SA	France	2,620	615
* Western Oil Sands, Inc.	Canada	19,650	910

Total			6,570

Financials (19.9%)
* Admiral Group PLC	United Kingdom	93,450	616
Aktiv Kapital ASA	Norway	7,920	148
Allianz AG	Germany	5,590	712
Alpha Bank AE	Greece	28,138	950
AMP, Ltd.	Australia	140,885	772
Anglo Irish Bank Corp. PLC	Ireland	80,292	2,016
Banca Fideuram SPA	Italy	82,615	424
* Banco Espanol de Credito SA	Spain	55,900	879
Banco Popolare di Verona e Novara Scrl	Italy	44,165	826
Bangkok Bank PCL	Thailand	98,300	281
Bank of Yokohama	Japan	119,000	728
BNP Paribas	France	9,925	705
The Chiba Bank, Ltd.	Japan	103,000	668
Credit Saison Co., Ltd.	Japan	18,900	682
Credit Suisse Group	Switzerland	17,490	754
DNB NOR ASA	Norway	85,235	874
Erste Bank Der Oester	Austria	17,120	898
Fondiaria - Sai S.p.A.	Italy	26,740	744
ForeningsSparbanken AB	Sweden	31,305	742
Hansabank, Ltd.	Estonia	4,500	79
HSBC Holdings PLC	Hong Kong	42,783	680
ING Groep NV	Netherlands	28,329	858
Kookmin Bank	Korea	16,280	727
Man Group PLC	United Kingdom	22,725	590
Manulife Financial Corp. ADR	Canada	14,725	706
MPC Muenchmeyer Petersen Capital AG	Germany	2,200	153
OTP Bank Rt.	Hungary	39,770	1,363
Prudential PLC	United Kingdom	36,835	352
PT Bank Rakyat Indonesia	Indonesia	2,225,500	670
Royal Bank Of Scotland Group PLC	United Kingdom	21,199	675
Storebrand ASA	Norway	101,220	922

Total			22,194

Health Care (7.8%)
* Capio AB	Sweden	46,215	702
CSL, Ltd.	Australia	36,905	976
* Elekta AB	Sweden	21,375	774
GN Store Nord	Denmark	64,110	738
Nobel Biocare Holding AG	Switzerland	4,495	949
Novartis AG	Switzerland	13,090	613
Roche Holding AG	Switzerland	7,710	829
Schwarz Pharma AG	Germany	18,795	831
Smith & Nephew PLC	United Kingdom	77,020	724
Stada Arzneimittel AG	Germany	24,545	769
Synthes, Inc.	Switzerland	7,215	805

Total			8,710

Industrial Goods (10.6%)
Adecco SA	Switzerland	12,630	696
Atlas Copco AB	Sweden	18,345	882
Capita Group PLC	United Kingdom	131,980	938
Chiyoda Corp.	Japan	107,000	1,117
Cobham Group PLC	United Kingdom	22,715	600
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	43,870	825
* Deutz AG	Germany	44,950	218
Hays PLC	United Kingdom	298,790	751
Intertek Group PLC	United Kingdom	14,636	214
Keyence Corp.	Japan	3,000	697
Kubota Corp.	Japan	159,000	850
Meggitt PLC	United Kingdom	139,428	694
Metso OYJ	Finland	21,460	385
Neopost SA	France	11,555	1,003
Vinci SA	France	8,510	1,230
Volvo AB	Sweden	16,255	721

Total			11,821

Technology (10.6%)
* Axalto Holding NV	France	26,700	885
Canon, Inc.	Japan	12,700	683
* Cap Gemini SA	France	19,530	683
Dassault Systemes SA	France	12,225	578
* Ericsson LM - B Shares	Sweden	291,690	824
Fuji Photo Film Co., Ltd.	Japan	16,400	601
* Gresham Computing PLC	United Kingdom	113,385	611
Hoya Corp.	Japan	5,800	640
Indra Sistemas SA	Spain	46,030	828
Infosys Technologies, Ltd.	India	17,953	926
* Jusung Engineering Co., Ltd.	Korea	49,910	636
* Kontron AG	Germany	86,196	809
Nidec Corp.	Japan	6,200	771
Siemens AG	Germany	8,765	695
Tandberg ASA	Norway	54,800	575
* Tandberg Television ASA	Norway	60,280	759
Telechips, Inc.	Korea	16,625	282

Total			11,786

Telecommunications (2.8%)
* Mobistar SA	Belgium	12,670	1,116
Telefonica SA	Spain	43,330	757
Telenor ASA	Norway	70,465	636
Vodafone Group PLC	United Kingdom	221,930	589

Total			3,098

Transportation (2.0%)
Canadian National Railway Co.	Canada	12,290	775
Fraport AG	Germany	14,400	593
* Golar LNG, Ltd.	Norway	14,585	185
Kamigumi Co., Ltd.	Japan	76,000	637

Total			2,190

Utilities (1.4%)
Iberdrola SA	Spain	33,615	882
RWE AG	Germany	11,665	707

Total			1,589

Total Foreign Common Stocks (Cost: $78,059)			105,174

Money Market Investments (4.8%)

Federal Government and Agencies (4.8%)
Federal Home Loan Bank 2.69% 4/13/05	United States	5,300,000	5,295

Total Money Market Investments (Cost: $5,295)			5,295

Total Investments (99.1%) (Cost $83,354)(a)			110,469

Other Assets, Less Liabilities (0.9%)			959

Total Net Assets (100.0%)			$111,428

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $83,354 and the net unrealized appreciation of investments based on that cost was $27,115 which is comprised of $27,745 aggregate gross unrealized appreciation and $630 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	15.7%
Japan	13.3%
Germany	8.9%
France	7.6%
Sweden	6.4%
Switzerland	6.6%
Other	41.5%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stock (93.3%)

Consumer Discretionary (11.3%)
Accor SA	France	173,000	$8,490
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	13,441
Compass Group PLC	United Kingdom	1,478,070	6,745
Fuji Photo Film Co., Ltd.	Japan	159,300	5,838
GKN PLC	United Kingdom	2,091,540	10,029
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	12,404
Michelin SA - Class B	France	156,780	10,331
Pearson PLC	United Kingdom	697,770	8,504
Reed Elsevier NV	Netherlands	645,340	9,754
Sony Corp.	Japan	200,900	8,020
Valeo SA	France	148,650	6,634
Volkswagen AG	Germany	230,450	10,998
Wolters Kluwer NV	Netherlands	166,630	3,051

Total			114,239

Consumer Staples (3.6%)
Boots Group PLC	United Kingdom	601,970	7,092
Cadbury Schweppes PLC	United Kingdom	1,086,340	10,890
Nestle SA	Switzerland	38,980	10,702
Unilever PLC	United Kingdom	773,990	7,649

Total			36,333

Energy (5.9%)
BP PLC	United Kingdom	1,037,940	10,758
ENI SPA	Italy	414,535	10,791
IHC Caland NV	Netherlands	112,800	7,183
Repsol YPF SA	Spain	493,680	13,102
Shell Transport & Trading Co. PLC	United Kingdom	1,428,430	12,821
Total SA	France	21,182	4,969

Total			59,624

Financials (19.0%)
ACE, Ltd.	Bermuda	234,580	9,681
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,429
Axa SA	France	460,957	12,311
* Banca Nazionale Del Lavoro SPA	Italy	1,613,611	5,201
Banco Santander Central Hispano SA	Spain	906,009	11,057
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	9,157
DBS Group Holdings, Ltd.	Singapore	1,192,000	10,769
HSBC Holdings PLC	United Kingdom	530,937	8,441
ING Groep NV	Netherlands	436,000	13,203
Kookmin Bank	South Korea	226,500	10,115
Lloyds TSB Group PLC	United Kingdom	1,165,150	10,524
National Australia Bank, Ltd.	Australia	514,130	11,275
Nomura Holdings, Inc.	Japan	332,400	4,662
Nordea Bank AB	Sweden	1,651,590	16,763
Riunione Adriatica di Sicurta SPA	Italy	447,283	10,551
Royal Bank of Scotland Group PLC	United Kingdom	303,290	9,651

Sompo Japan Insurance, Inc.	Japan	1,103,000	11,539
Standard Chartered PLC	United Kingdom	370,360	6,662
Swiss Re	Switzerland	170,200	12,231
XL Capital, Ltd. - Class A	Bermuda	94,850	6,864

Total			192,086

Health Care (5.0%)
* CK Life Sciences International Holdings, Inc.	Hong Kong	29,640	4
GlaxoSmithKline PLC	United Kingdom	365,910	8,387
Mayne Group, Ltd.	Australia	10	0
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,954
SANOFI-AVENTIS	France	164,625	13,918
Shire Pharmaceuticals Group PLC	United Kingdom	1,124,010	12,839
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	9,961

Total			50,063

Industrials (17.2%)
Adecco SA	Switzerland	124,930	6,886
Atlas Copco AB	Sweden	221,760	10,658
BAE Systems PLC	United Kingdom	3,411,020	16,727
* British Airways PLC	United Kingdom	1,228,800	6,130
Deutsche Post AG	Germany	602,100	14,735
East Japan Railway Co.	Japan	876	4,717
Empresa Brasileira de Aeronautica SA, ADR	Brazil	148,150	4,637
Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	9,182
KCI Konecranes International OYJ	Finland	302,500	12,526
Rentokil Initial PLC	United Kingdom	2,672,940	8,182
* Rolls-Royce Group PLC	United Kingdom	95,849,500	186
* Rolls-Royce Group PLC	United Kingdom	1,916,990	8,839
Securitas AB - Class B	Sweden	652,300	10,465
Smiths Group PLC	United Kingdom	480,490	7,731
Societe Bic SA	France	173,740	9,883
Swire Pacific, Ltd. - Class A	Hong Kong	1,276,500	10,106
Toto, Ltd.	Japan	873,000	7,509
* Vestas Wind Systems A/S	Denmark	835,280	12,095
Volvo AB - Class B	Sweden	278,740	12,367

Total			173,561

Information Technology (6.1%)
* Celestica, Inc.	Canada	415,600	5,586
* Check Point Software Technologies, Ltd.	Israel	387,430	8,423
Hitachi, Ltd.	Japan	1,198,000	7,459
Nintendo Co., Ltd.	Japan	64,600	7,066
Samsung Electronics Co., Ltd.	South Korea	46,140	22,809
Toshiba Corp.	Japan	2,350,000	9,843

Total			61,186

Materials (10.1%)
Akzo Nobel NV	Netherlands	234,050	10,713
Alumina, Ltd.	Australia	1,908,930	8,697
BASF AG	Germany	206,800	14,700
Bayer AG	Germany	263,150	8,711
BHP Billiton, Ltd.	Australia	836,900	11,569
* Cia Vale Do Rio Doce, ADR	Brazil	417,880	11,103
Domtar, Inc.	Canada	455,490	3,870
* Lanxess	Germany	26,315	544
Norske Skogindustrier ASA	Norway	684,860	13,720
Stora Enso OYJ - Class R	Finland	658,140	9,263
Upm-Kymmene OYJ	Finland	394,760	8,773

Total			101,663

Telecommunication Services (8.4%)
BCE, Inc.	Canada	430,910	10,774
KT Corp., ADR	South Korea	385,100	8,206
Nippon Telegraph & Telephone Corp.	Japan	1,930	8,463
Portugal Telecom SA	Portugal	632,670	7,433
SK Telecom Co., Ltd., ADR	South Korea	322,890	6,367
Telefonica SA, ADR	Spain	251,528	13,073
Telefonos de Mexico SA, ADR	Mexico	257,344	8,886
Telenor ASA	Norway	1,208,610	10,910
Vodafone Group PLC	United Kingdom	3,802,400	10,095

Total			84,207

Utilities (6.7%)
E.On AG	Germany	146,700	12,620
Endesa SA	Spain	211,210	4,763
Hong Kong Electric Holdings, Ltd.	Hong Kong	1,549,500	6,874
Iberdrola SA	Spain	387,080	10,152
Korea Electric Power Corp	South Korea	224,850	5,779
National Grid Transco PLC	United Kingdom	1,093,990	10,134
Suez SA	France	646,510	17,443

Total			67,765

Total Foreign Common Stock (Cost: $712,913)			940,727

Money Market Investment (5.5%)

Finance Lessors (1.9%)
Delaware Funding, 2.58%, 4/4/05	United States	10,000,000	9,995
Ranger Funding Co., LLC, 2.78%, 4/19/05	United States	10,000,000	9,986

Total			19,981

Finance Services (1.0%)
Preferred Receivable Funding, 2.79%, 4/22/05	United States	10,000,000	9,984

Total			9,984

Security Brokers and Dealers (1.0%)
Morgan Stanley Dean Witter, 2.76%, 4/4/05	United States	10,000,000	9,998

Total			9,998

Short Term Business Credit (0.6%)
UBS Dinance Delaware LLC, 2.83%, 4/1/05	United States	5,600,000	5,600

Total			5,600

Utilities (1.0%)
National Rural Utility, 2.77%, 4/20/05	United States	10,000,000	9,985

Total			9,985

Total Money Market Investment (Cost: $55,548)			55,548

Total Investments (98.8%) (Cost $768,461) (a)			996,275

Other Assets, Less Liabilities (1.2%)			12,120

Total Net Assets (100.0%)			$1,008,395

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $768,461 and the net unrealized appreciation of investments based on that cost was $227,814 which is comprised of $245,086 aggregate gross unrealized appreciation and $17,272 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	22.6%
Japan	9.6%
France	8.9%
Germany	6.6%
Netherlands	6.0%
South Korea	5.7%
Spain	5.5%
Sweden	5.3%
Other	29.8%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (94.0%)

Consumer Discretionary (22.3%)
American Axle & Manufacturing Holdings, Inc.	45,500	$1,115
ArvinMeritor, Inc.	72,800	1,126
* AutoNation, Inc.	65,900	1,248
Beazer Homes USA, Inc.	18,600	927
Borders Group, Inc.	50,300	1,339
BorgWarner, Inc.	14,400	701
Dana Corp.	51,700	661
Federated Department Stores, Inc.	6,400	407
Foot Locker, Inc.	9,100	267
* Group 1 Automotive, Inc.	34,900	918
* Jack in the Box, Inc.	10,100	375
Jones Apparel Group, Inc.	34,800	1,165
Liz Claiborne, Inc.	27,400	1,100
The Neiman Marcus Group, Inc. - Class A	4,600	421
* Office Depot, Inc.	66,200	1,469
* Payless ShoeSource, Inc.	82,800	1,307
RadioShack Corp.	22,200	544
Reebok International, Ltd.	24,500	1,085
V. F. Corp.	13,900	822

Total		16,997

Consumer Staples (7.3%)
* BJ’s Wholesale Club, Inc.	39,000	1,211
* Constellation Brands, Inc. - Class A	28,700	1,518
Corn Products International, Inc.	18,200	473
* Del Monte Foods Co.	95,800	1,039
Universal Corp.	28,000	1,282

Total		5,523

Energy (2.4%)
Pogo Producing Co.	19,100	941
* SEACOR Holdings, Inc.	13,900	886

Total		1,827

Financials (21.2%)
A.G. Edwards, Inc.	31,600	1,415
Astoria Financial Corp.	45,950	1,163
Central Pacific Financial Corp.	29,000	976
Commercial Federal Corp.	34,000	940
Hibernia Corp. - Class A	35,000	1,120
MAF Bancorp, Inc.	30,600	1,271
Old Republic International Corp.	53,400	1,244
Platinum Underwriters Holdings, Ltd.	31,400	933
Popular, Inc.	35,100	854
Radian Group, Inc.	27,300	1,303
Sovereign Bancorp, Inc.	38,600	855
StanCorp Financial Group, Inc.	13,000	1,102
* TD Banknorth, Inc.	5,880	184

UnionBanCal Corp.	17,000	1,041
Washington Federal, Inc.	37,400	872
Whitney Holding Corp.	20,100	895

Total		16,168

Health Care (4.8%)
Owens & Minor, Inc.	46,550	1,264
* PacifiCare Health Systems, Inc.	17,500	996
Universal Health Services, Inc. - Class B	26,000	1,362

Total		3,622

Industrials (14.6%)
Cooper Industries, Ltd. - Class A	12,000	858
GATX Corp.	3,000	100
Goodrich Corp.	20,200	773
Harsco Corp.	9,700	578
* Hughes Supply, Inc.	31,700	943
* Moog, Inc. - Class A	25,200	1,139
Mueller Industries, Inc.	34,600	974
PACCAR, Inc.	9,750	706
Parker-Hannifin Corp.	10,500	640
* Terex Corp.	24,100	1,044
Textron, Inc.	12,000	895
* United Stationers, Inc.	24,700	1,118
* URS Corp.	46,200	1,328

Total		11,096

Information Technology (7.8%)
* ADC Telecommunications, Inc.	235,000	468
* Andrew Corp.	91,900	1,077
* Anixter International, Inc.	25,900	936
IKON Office Solutions, Inc.	89,100	881
* Tech Data Corp.	18,000	667
* Tellabs, Inc.	70,000	511
* Vishay Intertechnology, Inc.	80,400	999
* Western Digital Corp.	31,700	404

Total		5,943

Materials (10.3%)
Albemarle Corp.	27,500	1,000
Ball Corp.	19,200	796
Crompton Corp.	35,000	511
Cytec Industries, Inc.	21,300	1,156
MeadWestvaco Corp.	18,000	573
Reliance Steel & Aluminum Co.	25,000	1,000
Silgan Holdings, Inc.	17,800	1,157
Texas Industries, Inc.	8,300	446
United States Steel Corp.	23,000	1,169

Total		7,808

Utilities (3.3%)
Northeast Utilities	32,800	632
PNM Resources, Inc.	22,800	608
Puget Energy, Inc.	43,700	963
WPS Resources Corp.	6,100	323

Total		2,526

Total Common Stocks (Cost: $60,390)		71,510

Money Market Investments (5.8%)

Federal Government & Agencies (5.4%)
Federal Home Loan Bank, 2.69%, 4/13/05	4,100,000	4,096

Total		4,096

Short Term Business Credit (0.4%)
UBS Finance Delaware, LLC, 2.83%, 4/1/05	300,000	300

Total		300

Total Money Market Investments (Cost: $4,396)		4,396

Total Investments (99.8%) (Cost $64,786) (a)		75,906

Other Assets, Less Liabilities (0.2%)		182

Total Net Assets (100.0%)		$76,088

*	Non-Income Producing

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $64,786 and the net unrealized appreciation of investments based on that cost was $11,120 which is comprised of $12,835 aggregate gross unrealized appreciation and $1,715 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (89.3%)

Consumer Discretionary (17.1%)
* 99 Cents Only Stores	21,833	$288
Abercrombie & Fitch Co. - Class A	32,200	1,843
* Advance Auto Parts, Inc.	27,200	1,372
* Aeropostale, Inc.	20,600	675
American Eagle Outfitters, Inc.	49,100	1,451
American Greetings Corp. - Class A	25,300	645
* AnnTaylor Stores Corp.	26,050	667
Applebee’s International, Inc.	30,000	827
ArvinMeritor, Inc.	25,650	397
Bandag, Inc.	5,700	268
* Barnes & Noble, Inc.	23,300	804
Belo Corp. - Class A	40,000	966
Blyth, Inc.	13,000	414
Bob Evans Farms, Inc.	13,100	307
Borders Group, Inc.	27,800	740
BorgWarner, Inc.	20,800	1,013
Boyd Gaming Corp.	24,500	1,278
* Brinker International, Inc.	31,950	1,157
* Caesars Entertainment, Inc.	115,700	2,290
Callaway Golf Co.	26,200	335
* CarMax, Inc.	38,500	1,213
Catalina Marketing Corp.	18,200	471
CBRL Group, Inc.	17,800	735
* The Cheesecake Factory, Inc.	28,750	1,019
* Chico’s FAS, Inc.	66,000	1,865
Claire’s Stores, Inc.	36,600	843
D.R. Horton, Inc.	108,800	3,180
* Dollar Tree Stores, Inc.	41,800	1,201
* Emmis Communications Corp. - Class A	18,900	363
* Entercom Communications Corp. - Class A	17,000	604
Foot Locker, Inc.	57,600	1,688
Furniture Brands International, Inc.	19,600	427
Gentex Corp.	28,700	916
GTECH Holdings Corp.	42,800	1,007
Harman International Industries, Inc.	23,500	2,079
Harte-Hanks, Inc.	26,550	732
* Hovnanian Enterprises, Inc. - Class A	17,800	908
International Speedway Corp. - Class A	16,300	884
* Krispy Kreme Doughnuts, Inc.	22,800	174
Lear Corp.	24,900	1,105
Lee Enterprises, Inc.	16,700	725
Lennar Corp. - Class A	53,700	3,044
Mandalay Resort Group	25,000	1,762
Media General, Inc. - Class A	8,800	544
Michaels Stores, Inc.	50,100	1,819
Modine Manufacturing Co.	11,900	349
* Mohawk Industries, Inc.	21,900	1,846
The Neiman Marcus Group, Inc. - Class A	18,000	1,647
* O’Reilly Automotive, Inc.	19,400	961
Outback Steakhouse, Inc.	25,100	1,149
* Pacific Sunwear of California, Inc.	27,400	767
* Payless ShoeSource, Inc.	25,142	397
PETsMART, Inc.	53,700	1,544
Pier 1 Imports, Inc.	31,800	580
The Reader’s Digest Association, Inc. - Class A	36,800	637
Regis Corp.	16,400	671

* Rent-A-Center, Inc.	26,300	718
Ross Stores, Inc.	54,500	1,588
Ruby Tuesday, Inc.	24,000	583
Ryland Group, Inc.	17,600	1,092
Saks, Inc.	51,600	931
* Scholastic Corp.	13,600	502
Thor Industries, Inc.	17,000	508
* The Timberland Co. - Class A	11,500	816
* Toll Brothers, Inc.	22,400	1,766
Tupperware Corp.	20,600	419
* Urban Outfitters, Inc.	23,900	1,146
* Valassis Communications, Inc.	19,000	664
The Washington Post Co. - Class B	2,500	2,235
* Westwood One, Inc.	32,700	665
* Williams-Sonoma, Inc.	43,100	1,584

Total		72,810

Consumer Staples (4.1%)
* BJ’s Wholesale Club, Inc.	25,700	798
Church & Dwight Co., Inc.	23,050	818
* Constellation Brands, Inc. - Class A	37,900	2,004
* Dean Foods Co.	55,114	1,890
* Energizer Holdings, Inc.	26,800	1,603
Hormel Foods Corp.	39,000	1,213
The J.M. Smucker Co.	21,596	1,086
Lancaster Colony Corp.	11,400	485
PepsiAmericas, Inc.	38,900	881
Ruddick Corp.	16,400	380
* Smithfield Foods, Inc.	36,900	1,164
Tootsie Roll Industries, Inc.	15,713	471
Tyson Foods, Inc. - Class A	112,240	1,872
Universal Corp.	9,400	430
Whole Foods Market, Inc.	23,000	2,350

Total		17,445

Energy (6.7%)
* Cooper Cameron Corp.	20,300	1,161
ENSCO International, Inc.	55,900	2,105
* FMC Technologies, Inc.	25,269	838
* Forest Oil Corp.	20,400	826
* Grant Prideco, Inc.	45,700	1,104
* Hanover Compressor Co.	28,900	349
Helmerich & Payne, Inc.	18,600	738
Murphy Oil Corp.	32,300	3,189
* Newfield Exploration Co.	23,000	1,708
Noble Energy, Inc.	21,700	1,476
Overseas Shipholding Group, Inc.	12,800	805
Patterson-UTI Energy, Inc.	61,900	1,549
Pioneer Natural Resources Co.	53,900	2,303
* Plains Exploration and Production Co.	28,500	995
Pogo Producing Co.	23,800	1,172
* Pride International, Inc.	46,900	1,165
Smith International, Inc.	38,800	2,434
Tidewater, Inc.	22,400	870
* Weatherford International, Ltd.	50,200	2,909
Western Gas Resources, Inc.	23,800	820

Total		28,516

Financials (15.2%)
A.G. Edwards, Inc.	28,200	1,263
* Allmerica Financial Corp.	19,700	708
AMB Property Corp.	30,700	1,160

American Financial Group, Inc.	20,700	638
* AmeriCredit Corp.	57,400	1,345
AmerUs Group, Co.	14,500	685
Arthur J. Gallagher & Co.	34,200	985
Associated Banc-Corp.	47,863	1,495
Astoria Financial Corp.	38,000	961
Bank of Hawaii Corp.	19,600	887
Brown & Brown, Inc.	23,000	1,060
City National Corp.	16,700	1,166
The Colonial BancGroup, Inc.	49,500	1,016
Commerce Bancorp, Inc.	58,700	1,906
Cullen/Frost Bankers, Inc.	18,100	817
Developers Diversified Realty Corp.	39,900	1,586
Eaton Vance Corp.	49,600	1,163
Everest Re Group, Ltd.	20,800	1,770
Fidelity National Financial, Inc.	64,515	2,125
The First American Corp.	30,200	995
FirstMerit Corp.	31,200	835
Greater Bay Bancorp	18,900	461
HCC Insurance Holdings, Inc.	25,100	908
Hibernia Corp. - Class A	57,300	1,834
Highwoods Properties, Inc.	19,800	531
Horace Mann Educators Corp.	15,800	280
Hospitality Properties Trust	23,400	945
Independence Community Bank Corp.	29,100	1,135
IndyMac Bancorp, Inc.	22,900	779
Investors Financial Services Corp.	24,600	1,203
Jefferies Group, Inc.	19,000	716
* LaBranche & Co., Inc.	21,100	196
Legg Mason, Inc.	40,250	3,146
Leucadia National Corp.	35,000	1,202
Liberty Property Trust	31,700	1,238
Mack-Cali Realty Corp.	20,700	877
Mercantile Bankshares Corp.	29,300	1,490
MoneyGram International, Inc.	32,700	618
New Plan Excel Realty Trust, Inc.	38,000	954
New York Community Bancorp, Inc.	90,221	1,638
* Ohio Casualty Corp.	22,900	526
Old Republic International Corp.	67,400	1,570
The PMI Group, Inc.	35,200	1,338
Protective Life Corp.	25,700	1,010
Radian Group, Inc.	34,000	1,623
Raymond James Financial, Inc.	24,250	735
Rayonier, Inc.	18,411	912
SEI Investments Co.	31,100	1,125
* Silicon Valley Bancshares	13,300	586
StanCorp Financial Group, Inc.	10,500	890
TCF Financial Corp.	47,700	1,295
United Dominion Realty Trust, Inc.	49,000	1,023
Unitrin, Inc.	21,300	967
W.R. Berkley Corp.	29,200	1,448
Waddell & Reed Financial, Inc. - Class A	30,600	604
Washington Federal, Inc.	32,065	747
Webster Financial Corp.	19,600	890
Weingarten Realty Investors	31,200	1,077
Westamerica Bancorporation	11,800	611
Wilmington Trust Corp.	24,900	874

Total		64,568

Health Care (10.4%)
* Apria Healthcare Group, Inc.	17,900	575
* Barr Pharmaceuticals, Inc.	34,100	1,665
Beckman Coulter, Inc.	22,500	1,495
* Cephalon, Inc.	21,300	997
* Charles River Laboratories International, Inc.	24,000	1,129
* Community Health Systems, Inc.	24,500	855
* Covance, Inc.	23,100	1,100

* Coventry Health Care, Inc.	39,274	2,677
* Cytyc Corp.	41,300	950
DENTSPLY International, Inc.	28,050	1,526
* Edwards Lifesciences Corp.	22,000	951
* Gen-Probe, Inc.	18,400	820
* Health Net, Inc.	41,100	1,344
* Henry Schein, Inc.	32,000	1,147
Hillenbrand Industries, Inc.	21,700	1,204
* INAMED Corp.	13,200	922
* Invitrogen Corp.	18,900	1,308
* IVAX Corp.	81,631	1,614
* LifePoint Hospitals, Inc.	13,200	579
* Lincare Holdings, Inc.	37,100	1,641
* Martek Biosciences Corp.	11,500	669
* Millennium Pharmaceuticals, Inc.	113,100	952
Omnicare, Inc.	38,500	1,365
* PacifiCare Health Systems, Inc.	31,200	1,776
* Par Pharmaceutical Companies, Inc.	12,500	418
* Patterson Companies, Inc.	50,700	2,533
Perrigo Co.	25,400	486
* Protein Design Labs, Inc.	35,300	564
* Renal Care Group, Inc.	24,950	947
* Sepracor, Inc.	38,900	2,233
* STERIS Corp.	25,600	646
* Techne Corp.	14,200	571
* Triad Hospitals, Inc.	28,439	1,425
Universal Health Services, Inc. - Class B	21,600	1,132
Valeant Pharmaceuticals International	33,800	761
* Varian Medical Systems, Inc.	50,200	1,721
* Varian, Inc.	12,800	485
* VCA Antech, Inc.	28,200	570
* Vertex Pharmaceuticals, Inc.	29,700	278
* VISX, Inc.	18,300	429

Total		44,460

Industrials (11.6%)
Adesa, Inc.	33,900	792
* AGCO Corp.	33,400	610
* AirTran Holdings, Inc.	31,700	287
* Alaska Air Group, Inc.	9,400	277
Alexander & Baldwin, Inc.	15,800	651
* Alliant Techsystems, Inc.	13,900	993
AMETEK, Inc.	25,300	1,018
Banta Corp.	9,200	394
The Brink’s Co.	21,000	727
C.H. Robinson Worldwide, Inc.	31,500	1,623
* Career Education Corp.	37,900	1,298
Carlisle Companies, Inc.	11,500	802
* ChoicePoint, Inc.	32,800	1,316
CNF, Inc.	19,100	894
* Copart, Inc.	29,600	697
* Corinthian Colleges, Inc.	33,400	525
Crane Co.	20,300	584
Deluxe Corp.	18,500	737
* DeVry, Inc.	23,900	452
Donaldson Co., Inc.	28,300	914
* The Dun & Bradstreet Corp.	25,700	1,579
* Dycom Industries, Inc.	18,000	414
* Education Management Corp.	25,000	699
Expeditors International of Washington, Inc.	39,400	2,109
Fastenal Co.	25,300	1,399
Federal Signal Corp.	17,800	270
* Flowserve Corp.	20,400	528
GATX Corp.	18,300	607
Graco, Inc.	25,600	1,033
Granite Construction, Inc.	13,700	360
Harsco Corp.	15,300	912

Herman Miller, Inc.	26,100	786
HNI Corp.	19,500	877
Hubbell, Inc. - Class B	22,500	1,150
* ITT Educational Services, Inc.	17,000	825
J.B. Hunt Transport Services, Inc.	25,800	1,129
* Jacobs Engineering Group, Inc.	20,800	1,080
* JetBlue Airways Corp.	36,050	686
Kelly Services, Inc. - Class A	10,000	288
Kennametal, Inc.	14,100	670
* Korn/Ferry International	12,700	242
* Laureate Education, Inc.	17,819	762
Manpower, Inc.	33,400	1,454
Nordson Corp.	12,100	446
Pentair, Inc.	37,200	1,451
Precision Castparts Corp.	24,300	1,871
* Quanta Services, Inc.	36,000	275
Republic Services, Inc.	52,400	1,754
Rollins, Inc.	18,225	339
* Sequa Corp. - Class A	3,100	161
* Sotheby’s Holdings, Inc. - Class A	17,600	298
SPX Corp.	27,800	1,203
* Stericycle, Inc.	16,600	734
* Swift Transportation Co., Inc.	23,300	516
Tecumseh Products Co. - Class A	6,800	269
Teleflex, Inc.	14,200	727
* Thomas & Betts Corp.	21,800	704
Trinity Industries, Inc.	15,700	442
* United Rentals, Inc.	26,800	542
Werner Enterprises, Inc.	23,350	454
* Yellow Roadway Corp.	18,000	1,054
York International Corp.	15,400	603

Total		49,293

Information Technology (12.5%)
* 3Com Corp.	140,300	499
* Activision, Inc.	68,600	1,015
Acxiom Corp.	31,900	668
ADTRAN, Inc.	25,700	453
* Advent Software, Inc.	10,500	191
* Alliance Data Systems Corp.	24,200	978
Amphenol Corp. - Class A	32,700	1,211
* Arrow Electronics, Inc.	42,800	1,085
* Ascential Software Corp.	21,675	402
* Atmel Corp.	165,900	489
* Avnet, Inc.	44,600	822
* Avocent Corp.	18,400	472
* The BISYS Group, Inc.	44,500	698
* Cabot Microelectronics Corp.	9,192	288
* Cadence Design Systems, Inc.	100,000	1,495
CDW Corp.	27,300	1,547
* Ceridian Corp.	54,900	936
Certegy, Inc.	23,100	800
* CheckFree Corp.	30,500	1,243
* Cognizant Technology Solutions Corp. - Class A	49,200	2,274
* CommScope, Inc.	18,900	283
* Credence Systems Corp.	35,300	279
* Cree, Inc.	27,300	594
* CSG Systems International, Inc.	18,900	308
* Cypress Semiconductor Corp.	46,500	586
Diebold, Inc.	26,400	1,448
* DST Systems, Inc.	28,200	1,302
* F5 Networks, Inc.	13,600	687
Fair Isaac Corp.	26,000	895
* Fairchild Semiconductor International, Inc.	44,200	678
* Gartner, Inc.	31,500	301
Harris Corp.	49,400	1,613
Imation Corp.	12,600	438

* Integrated Circuit Systems, Inc.	26,000	497
* Integrated Device Technology, Inc.	39,500	475
* International Rectifier Corp.	24,700	1,124
Intersil Corp. - Class A	55,700	965
Jack Henry & Associates, Inc.	29,800	536
* Keane, Inc.	20,600	268
* KEMET Corp.	32,000	248
* Lam Research Corp.	50,400	1,455
* Lattice Semiconductor Corp.	41,900	225
* LTX Corp.	22,600	100
* Macromedia, Inc.	26,300	881
* Macrovision Corp.	18,400	419
* McAfee, Inc.	59,200	1,336
* McDATA Corp. - Class A	43,700	165
* Mentor Graphics Corp.	28,200	386
* Micrel, Inc.	29,300	270
Microchip Technology, Inc.	76,312	1,985
* MPS Group, Inc.	37,900	398
National Instruments Corp.	24,550	664
* Newport Corp.	15,900	230
Plantronics, Inc.	17,900	682
* Plexus Corp.	16,000	184
* Polycom, Inc.	36,200	614
* Powerwave Technologies, Inc.	38,600	299
* Retek, Inc.	20,700	232
The Reynolds and Reynolds Co. - Class A	21,700	587
* RF Micro Devices, Inc.	69,300	362
* RSA Security, Inc.	25,700	407
* SanDisk Corp.	60,200	1,674
* Semtech Corp.	27,400	490
* Silicon Laboratories, Inc.	16,500	490
* Storage Technology Corp.	39,400	1,214
* Sybase, Inc.	35,200	650
* Synopsys, Inc.	56,200	1,017
* Tech Data Corp.	21,500	797
* The Titan Corp.	31,300	568
* Transaction Systems Architects, Inc. - Class A	13,700	317
* TriQuint Semiconductor, Inc.	50,811	172
* UTStarcom, Inc.	38,500	422
* Vishay Intertechnology, Inc.	61,387	763
* Wind River Systems, Inc.	28,600	431
* Zebra Technologies Corp. - Class A	26,500	1,258

Total		53,235

Materials (4.8%)
Airgas, Inc.	25,800	616
Albemarle Corp.	16,900	614
Arch Coal, Inc.	23,100	994
Bowater, Inc.	20,600	776
Cabot Corp.	22,800	762
Crompton Corp.	42,463	620
Cytec Industries, Inc.	15,800	857
Ferro Corp.	15,500	292
* FMC Corp.	13,600	727
Glatfelter	13,800	204
Longview Fibre Co.	18,900	355
The Lubrizol Corp.	24,700	1,004
Lyondell Chemical Co.	80,400	2,245
Martin Marietta Materials, Inc.	17,800	995
Minerals Technologies, Inc.	7,600	500
Olin Corp.	26,000	580
Packaging Corp. of America	31,200	758
Peabody Energy Corp.	43,400	2,012
Potlatch Corp.	11,000	518
RPM International, Inc.	43,000	786
* The Scotts Miracle-Gro Co. - Class A	10,100	709
Sensient Technologies Corp.	17,300	373

Sonoco Products Co.	36,300	1,047
Steel Dynamics, Inc.	16,700	575
The Valspar Corp.	19,000	884
Worthington Industries, Inc.	29,400	567

Total		20,370

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	90,700	385
Telephone and Data Systems, Inc.	20,200	1,649

Total		2,034

Utilities (6.4%)
AGL Resources, Inc.	27,700	968
Alliant Energy Corp.	42,700	1,144
Aqua America, Inc.	34,450	839
* Aquila, Inc.	89,400	342
Black Hills Corp.	12,000	397
DPL, Inc.	46,800	1,170
Duquesne Light Holdings, Inc.	28,400	509
Energy East Corp.	54,300	1,424
Equitable Resources, Inc.	22,700	1,304
Great Plains Energy, Inc.	27,500	841
Hawaiian Electric Industries, Inc.	29,800	760
IDACORP, Inc.	15,400	437
MDU Resources Group, Inc.	43,700	1,207
National Fuel Gas Co.	28,700	821
Northeast Utilities	47,500	915
NSTAR	19,700	1,070
OGE Energy Corp.	32,900	887
ONEOK, Inc.	38,200	1,177
Pepco Holdings, Inc.	69,500	1,459
PNM Resources, Inc.	22,350	596
Puget Energy, Inc.	36,900	813
Questar Corp.	31,200	1,849
SCANA Corp.	41,500	1,586
* Sierra Pacific Resources	43,381	466
Vectren Corp.	28,100	749
Westar Energy, Inc.	31,800	688
WGL Holdings, Inc.	18,000	557
Wisconsin Energy Corp.	43,300	1,537
WPS Resources Corp.	13,800	730

Total		27,242

Total Common Stocks (Cost: $309,752)		379,973

Money Market Investments (10.6%)

Federal Government & Agencies (0.6%)
(b) Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	2,000,000	1,985
(b) Federal National Mortgage Association, 2.95%, 6/22/05	500,000	497

Total		2,482

Finance Lessors (1.4%)
(b) Thunder Bay Funding, Inc., 2.80%, 4/1/05	6,000,000	6,000

Total		6,000

Miscellaneous Business Credit Institutions (1.4%)
(b) Paccar Financial Corp., 2.77%, 4/29/05	6,000,000	5,987

Total		5,987

Personal Credit Institutions (1.4%)
(b) BMW U.S. Capital Corp., 2.76%, 4/25/05	6,000,000	5,989

Total		5,989

Security Brokers and Dealers (1.4%)
(b) Morgan St. Dean W, 2.76%, 4/04/05	6,000,000	5,999

Total		5,999

Short Term Business Credit (3.0%)
(b) Old Line Funding Corp., 2.65%, 4/05/05	6,000,000	5,998
(b) UBS Finance Delaware, LLC, 2.83%, 4/1/05	900,000	900
(b) USAA Capital Corp., 2.75%, 4/15/05	6,000,000	5,994

Total		12,892

Utilities (1.4%)
(b) National Rural Utility, 2.77%, 4/20/05	6,000,000	5,991

Total		5,991

Total Money Market Investments (Cost: $45,340)		45,340

Total Investments (99.9%) (Cost $355,092) (a)		425,313

Other Assets, Less Liabilities (0.1%)		438

Total Net Assets (100.0%)		$425,751

*	Non-Income Producing

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $355,092 and the net unrealized appreciation of investments based on that cost was $70,221 which is comprised of $98,042 aggregate gross unrealized appreciation and $27,821 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
MIDCAP 400 INDEX FUTURES (Total Notional Value at March 31, 2005, $46,219)	137	6/05	$(899)

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (93.0%)

Consumer Discretionary (17.5%)
* Advance Auto Parts, Inc.	33,375	$1,684
* eBay, Inc.	90,780	3,382
J. C. Penney Co., Inc.	23,675	1,229
* Kohl’s Corp.	29,125	1,504
NIKE, Inc. - Class B	40,270	3,355
Outback Steakhouse, Inc.	7,910	362
Staples, Inc.	16,040	504

Total		12,020

Consumer Staples (6.4%)
* Energizer Holdings, Inc.	33,965	2,031
The Procter & Gamble Co.	44,785	2,374

Total		4,405

Energy (4.3%)
Murphy Oil Corp.	15,915	1,571
Suncor Energy, Inc.	34,050	1,369

Total		2,940

Financials (21.4%)
The Allstate Corp	40,105	2,168
American Express Co.	28,670	1,473
Bank of America Corp.	76,275	3,364
* Berkshire Hathaway, Inc. - Class B	316	902
The Goldman Sachs Group, Inc.	29,340	3,227
SLM Corp.	13,260	661
Wells Fargo & Co.	48,325	2,890

Total		14,685

Health Care (19.7%)
Aetna, Inc.	49,820	3,734
* Genentech, Inc.	63,895	3,617
* Invitrogen Corp.	13,445	930
UnitedHealth Group, Inc.	55,565	5,300

Total		13,581

Industrials (7.0%)
3M Co.	18,335	1,571
Lockheed Martin Corp.	53,530	3,269

Total		4,840

Information Technology (15.6%)
* Apple Computer, Inc.	100,120	4,172
* Electronic Arts, Inc.	50,930	2,637
Texas Instruments, Inc.	83,080	2,118
* Yahoo!, Inc.	52,675	1,786

Total		10,713

Utilities (1.1%)
* The AES Corp.	47,265	774

Total		774

Total Common Stocks (Cost: $50,544)		63,958

Money Market Investments (6.4%)

Federal Government & Agencies (5.5%)
Federal Home Loan Bank, 2.69%, 4/13/05	3,800,000	3,797

Total		3,797

Short Term Business Credit (0.9%)
UBS Finance Delaware, LLC, 2.83%, 4/1/05	600,000	600

Total		600

Total Money Market Investments (Cost: $4,397)		4,397

Total Investments (99.4%) (Cost $54,941) (a)		68,355

Other Assets, Less Liabilities (0.6%)		414

Total Net Assets (100.0%)		$68,769

*	Non-Income Producing

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $54,941 and the net unrealized appreciation of investments based on that cost was $13,414 which is comprised of $13,540 aggregate gross unrealized appreciation and $126 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.1%)

Consumer Discretionary (17.9%)
* Bed Bath & Beyond, Inc.	82,500	$3,015
Best Buy Co., Inc.	68,500	3,700
Carnival Corp.	126,000	6,528
* Comcast Corp. - Class A	121,084	4,090
* eBay, Inc.	82,200	3,063
Fortune Brands, Inc.	156,700	12,634
Harley-Davidson, Inc.	98,000	5,660
J. C. Penney Co., Inc.	175,300	9,102
* Kohl’s Corp.	92,300	4,765
Lowe’s Companies, Inc.	109,800	6,268
McDonald’s Corp.	179,800	5,599
The McGraw-Hill Companies, Inc.	84,900	7,408
News Corp. - Class A	353,600	5,983
NIKE, Inc. - Class B	74,200	6,182
Omnicom Group, Inc.	44,000	3,895
PETsMART, Inc.	126,500	3,637
Staples, Inc.	197,900	6,220
Target Corp.	245,600	12,285
* Time Warner, Inc.	301,500	5,291
Viacom, Inc. - Class B	127,700	4,448

Total		119,773

Consumer Staples (7.3%)
Altria Group, Inc.	152,400	9,965
Avon Products, Inc.	140,400	6,029
PepsiCo, Inc.	185,900	9,858
The Procter & Gamble Co.	112,200	5,947
Wal-Mart Stores, Inc.	224,700	11,260
Walgreen Co.	131,000	5,819

Total		48,878

Energy (6.4%)
ConocoPhillips	65,208	7,032
EOG Resources, Inc.	174,200	8,491
Exxon Mobil Corp.	222,934	13,287
Halliburton Co.	162,900	7,045
Noble Corp.	123,800	6,959

Total		42,814

Financials (14.6%)
American Express Co.	159,300	8,183
American International Group, Inc.	145,600	8,068
Capital One Financial Corp.	62,700	4,688
Citigroup, Inc.	207,100	9,307
Genworth Financial, Inc.	168,500	4,637
The Goldman Sachs Group, Inc.	52,300	5,752
Legg Mason, Inc.	50,600	3,954
Lehman Brothers Holdings, Inc.	60,800	5,725

Morgan Stanley	102,600	5,874
Nasdaq-100 Trust, Series 1	40,500	1,480
Principal Financial Group, Inc.	177,500	6,832
Prudential Financial, Inc.	157,900	9,063
U.S. Bancorp	235,100	6,776
Wachovia Corp.	106,800	5,437
Wells Fargo & Co.	192,800	11,530

Total		97,306

Health Care (15.2%)
Abbott Laboratories	199,400	9,296
* Amgen, Inc.	188,100	10,949
* Boston Scientific Corp.	97,600	2,859
* Caremark Rx, Inc.	159,100	6,329
Eli Lilly and Co.	105,700	5,507
* Fisher Scientific International, Inc.	78,400	4,463
* Genentech, Inc.	90,500	5,123
* Gilead Sciences, Inc.	155,300	5,560
Guidant Corp.	21,500	1,589
Johnson & Johnson	182,400	12,250
Medtronic, Inc.	124,300	6,333
Pfizer, Inc.	350,150	9,198
* St. Jude Medical, Inc.	162,300	5,843
Teva Pharmaceutical Industries, Ltd., ADR	206,800	6,411
UnitedHealth Group, Inc.	38,100	3,634
* Zimmer Holdings, Inc.	77,100	5,999

Total		101,343

Industrials (10.3%)
3M Co.	27,200	2,331
American Standard Companies, Inc.	378,300	17,583
Caterpillar, Inc.	42,100	3,850
FedEx Corp.	146,100	13,726
General Electric Co.	640,400	23,093
Tyco International, Ltd.	242,200	8,186

Total		68,769

Information Technology (21.0%)
* Accenture Ltd. - Class A	182,000	4,395
* Advanced Micro Devices, Inc.	183,600	2,960
* Affiliated Computer Services, Inc. - Class A	116,500	6,202
* ASML Holding N.V.	302,000	5,065
* Broadcom Corp. - Class A	146,700	4,389
* Cisco Systems, Inc.	583,700	10,442
* Dell, Inc.	278,600	10,704
First Data Corp.	184,100	7,237
* Fiserv, Inc.	116,062	4,619
* Google, Inc. - Class A	12,742	2,300
Hewlett-Packard Co.	174,700	3,833
Intel Corp.	375,200	8,716
International Business Machines Corp.	75,800	6,927
* Lexmark International, Inc. - Class A	70,700	5,654
Microsoft Corp.	782,200	18,906
National Semiconductor Corp.	307,900	6,346
* Oracle Corp.	388,000	4,842
Seagate Technology	145,600	2,846
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	458,737	3,890
Telefonaktiebolaget LM Ericsson	153,200	4,320
Texas Instruments, Inc.	204,000	5,200
* VeriSign, Inc.	169,000	4,850
* Yahoo!, Inc.	140,710	4,770

Total		139,413

Materials (2.5%)
Alcoa, Inc.	141,600	4,303
PPG Industries, Inc.	60,700	4,341
Praxair, Inc.	171,600	8,213

Total		16,857

Telecommunication Services (0.9%)
Vodafone Group PLC, ADR	235,700	6,260

Total		6,260

Total Common Stocks (Cost: $566,940)		641,413

Money Market Investments (3.9%)
Autos (1.5%)
New Center Asset Trust, 2.80%, 4/7/05	10,000,000	9,995

Total		9,995

Federal Government & Agencies (0.6%)
(b) Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	4,000,000	3,971

Total		3,971

Short Term Business Credit (1.8%)
(b) UBS Finance Delaware, LLC, 2.83%, 4/1/05	12,200,000	12,201

Total		12,201

Total Money Market Investments (Cost: $26,166)		26,167

Total Investments (100.0%) (Cost $593,106) (a)		667,580

Other Assets, Less Liabilities (0.0%)		44

Total Net Assets (100.0%)		$667,624

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $593,106 and the net unrealized appreciation of investments based on that cost was $74,474 which is comprised of $104,239 aggregate gross unrealized appreciation and $29,765 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Total Notional Value at March 31, 2005, $16,394 )	54	6/05	$(411)

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (97.9%)

Consumer Discretionary (12.4%)
Best Buy Co., Inc.	43,100	$2,328
Carnival Corp.	84,700	4,388
* Comcast Corp. - Class A	78,014	2,635
* eBay, Inc.	58,000	2,161
Fortune Brands, Inc.	60,000	4,838
J. C. Penney Co., Inc.	117,100	6,080
Lowe’s Companies, Inc.	39,200	2,238
McDonald’s Corp.	110,600	3,444
News Corp. - Class A	240,900	4,076
NIKE, Inc. - Class B	57,700	4,807
Omnicom Group, Inc.	48,400	4,284
PETsMART, Inc.	87,600	2,519
Staples, Inc.	133,200	4,186
Target Corp.	100,500	5,027
* Time Warner, Inc.	178,000	3,124
Viacom, Inc. - Class B	39,700	1,383

Total		57,518

Consumer Staples (8.1%)
Altria Group, Inc.	149,300	9,762
Avon Products, Inc.	98,900	4,247
The Gillette Co.	57,500	2,903
PepsiCo, Inc.	106,400	5,642
The Procter & Gamble Co.	95,100	5,040
Wal-Mart Stores, Inc.	123,000	6,164
Walgreen Co.	87,000	3,865

Total		37,623

Energy (10.5%)
BP PLC, ADR	40,800	2,546
ConocoPhillips	76,144	8,211
Devon Energy Corp.	56,200	2,684
EOG Resources, Inc.	128,400	6,258
Exxon Mobil Corp.	246,400	14,685
Halliburton Co.	120,900	5,229
Noble Corp.	47,500	2,670
Schlumberger, Ltd.	44,100	3,108
Valero Energy Corp.	45,200	3,312

Total		48,703

Financials (16.4%)
American Express Co.	60,200	3,092
American International Group, Inc.	105,200	5,829
Bank of America Corp.	148,900	6,566
Capital One Financial Corp.	44,600	3,335
The Chubb Corp.	29,200	2,315
CIT Group, Inc.	56,200	2,136
Citigroup, Inc.	116,000	5,213

Freddie Mac	32,000	2,022
Genworth Financial, Inc.	120,000	3,302
The Goldman Sachs Group, Inc.	40,000	4,400
JPMorgan Chase & Co.	115,896	4,010
Legg Mason, Inc.	36,100	2,821
Lehman Brothers Holdings, Inc.	46,100	4,341
Morgan Stanley	62,800	3,595
Prudential Financial, Inc.	110,000	6,314
U.S. Bancorp	197,300	5,686
Wachovia Corp.	68,900	3,508
Wells Fargo & Co.	129,600	7,751

Total		76,236

Health Care (11.3%)
Abbott Laboratories	103,800	4,839
* Amgen, Inc.	76,200	4,436
* Boston Scientific Corp.	68,200	1,998
* Caremark Rx, Inc.	107,300	4,268
Eli Lilly and Co.	62,800	3,272
* Fisher Scientific International, Inc.	55,300	3,148
* Genentech, Inc.	46,600	2,638
Guidant Corp.	15,200	1,123
Johnson & Johnson	142,900	9,597
Medtronic, Inc.	66,800	3,403
Pfizer, Inc.	144,512	3,796
* St. Jude Medical, Inc.	75,800	2,729
Teva Pharmaceutical Industries, Ltd., ADR	88,900	2,756
UnitedHealth Group, Inc.	26,400	2,518
* Zimmer Holdings, Inc.	28,000	2,179

Total		52,700

Industrials (11.5%)
3M Co.	73,000	6,255
American Standard Companies, Inc.	46,300	2,152
Canadian National Railway Co.	90,000	5,698
FedEx Corp.	50,600	4,754
General Electric Co.	480,100	17,312
Honeywell International, Inc.	89,790	3,341
Tyco International, Ltd.	137,500	4,648
United Technologies Corp.	55,000	5,591
Waste Management, Inc.	121,000	3,491

Total		53,242

Information Technology (14.6%)
* Accenture Ltd. - Class A	122,400	2,956
* Advanced Micro Devices, Inc.	132,500	2,136
* ASML Holding N.V.	133,700	2,242
* Broadcom Corp. - Class A	99,200	2,968
* Cisco Systems, Inc.	348,500	6,236
* Dell, Inc.	151,000	5,801
First Data Corp.	96,400	3,789
* Google, Inc. - Class A	9,000	1,625
Intel Corp.	254,600	5,914
International Business Machines Corp.	47,100	4,304
* Lexmark International, Inc. - Class A	37,800	3,023
Microsoft Corp.	419,100	10,131
National Semiconductor Corp.	183,100	3,774
* Oracle Corp.	270,300	3,373
Seagate Technology	103,600	2,025
Texas Instruments, Inc.	90,100	2,297
* VeriSign, Inc.	119,800	3,438
* Yahoo!, Inc.	56,700	1,922

Total		67,954

Materials (5.9%)
Alcoa, Inc.	94,000	2,857
The Dow Chemical Co.	80,200	3,998
Monsanto Co.	100,800	6,501
Newmont Mining Corp.	47,700	2,015
PPG Industries, Inc.	36,000	2,575
Praxair, Inc.	86,300	4,130
Temple-Inland, Inc.	46,900	3,403
Weyerhaeuser Co.	31,800	2,178

Total		27,657

Other Holdings (0.5%)
iShares DJ Select Dividend Index Fund	36,200	2,168

Total		2,168

Telecommunication Services (3.7%)
* Nextel Communications, Inc. - Class A	131,500	3,737
SBC Communications, Inc.	114,000	2,701
Sprint Corp.	195,500	4,448
Verizon Communications, Inc.	108,348	3,846
Vodafone Group PLC, ADR	93,500	2,483

Total		17,215

Utilities (3.0%)
DTE Energy Co.	50,100	2,279
Duke Energy Corp.	118,800	3,328
Edison International	70,501	2,448
PG&E Corp.	178,600	6,089

Total		14,144

Total Common Stocks (Cost: $393,291)		455,160

Money Market Investments (1.8%)

Federal Government & Agencies (0.1%)
Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	500,000	496

Total		496

Short Term Business Credit (1.7%)
(b) UBS Finance Delaware, LLC, 2.83%, 4/1/05	7,800,000	7,800

Total		7,800

Total Money Market Investments (Cost: $8,296)		8,296

Total Investments (99.7%) (Cost $401,587) (a)		463,456

Other Assets, Less Liabilities (0.3%)		1,461

Total Net Assets (100.0%)		$464,917

*	Non–Income Producing

ADR – American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $401,587 and the net unrealized appreciation of investments based on that cost was $61,869 which is comprised of $85,946 aggregate gross unrealized appreciation and $24,077 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Total Notional Value at March 31, 2005, $4,250 )	14	6/05	$(107)

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (94.0%)

Consumer Discretionary (2.8%)
* AutoNation, Inc.	60,100	$1,138
Leggett & Platt, Inc.	27,900	806
Mattel, Inc.	54,200	1,157
McDonald’s Corp.	22,000	685
OfficeMax, Inc.	12,000	402
Starwood Hotels & Resorts Worldwide, Inc.	24,900	1,495
* Time Warner, Inc.	45,700	802

Total		6,485

Consumer Staples (11.3%)
Altria Group, Inc.	99,800	6,527
Anheuser-Busch Companies, Inc.	64,200	3,042
Campbell Soup Co.	105,100	3,050
Colgate-Palmolive Co.	23,700	1,236
General Mills, Inc.	26,800	1,317
Kimberly-Clark Corp.	32,600	2,143
Kraft Foods, Inc. - Class A	169,000	5,586
Unilever NV	45,900	3,140

Total		26,041

Energy (10.4%)
ChevronTexaco Corp.	8,000	466
Exxon Mobil Corp.	39,300	2,342
Kinder Morgan, Inc.	49,300	3,732
Royal Dutch Petroleum Co.	80,100	4,810
Shell Transport & Trading Co. ADR	65,800	3,577
* Transocean, Inc.	51,800	2,666
Unocal Corp.	73,600	4,540
* Weatherford International, Ltd.	30,400	1,761

Total		23,894

Financials (20.9%)
American International Group, Inc.	38,000	2,106
* AmeriCredit Corp.	82,100	1,924
Assurant, Inc.	16,400	553
The Chubb Corp.	5,300	420
Everest Re Group, Ltd.	22,300	1,898
Fannie Mae	23,100	1,258
General Growth Properties, Inc.	133,320	4,546
The Goldman Sachs Group, Inc.	11,100	1,221
The Hartford Financial Services Group, Inc.	69,200	4,744
IndyMac Bancorp, Inc.	20,100	683
JPMorgan Chase & Co.	201,988	6,989
Marsh & McLennan Companies, Inc.	52,200	1,588
The PMI Group, Inc.	41,000	1,558
SLM Corp.	114,100	5,687
The St. Paul Travelers Companies, Inc.	15,823	581
Washington Mutual, Inc.	157,600	6,225

Wells Fargo & Co.	96,500	5,771
XL Capital, Ltd. - Class A	8,400	608

Total		48,360

Health Care (8.1%)
AstraZeneca PLC ADR	54,400	2,150
Eli Lilly and Co.	28,400	1,480
* Lincare Holdings, Inc.	30,500	1,349
* Medco Health Solutions, Inc.	74,900	3,713
Merck & Co., Inc.	110,200	3,567
Pfizer, Inc.	45,100	1,185
* WellPoint, Inc.	41,100	5,152

Total		18,596

Industrials (12.3%)
* Allied Waste Industries, Inc.	174,800	1,278
The Boeing Co.	30,000	1,754
Cooper Industries, Ltd. - Class A	54,800	3,919
Emerson Electric Co.	13,400	870
General Electric Co.	153,300	5,528
Hubbell, Inc. - Class B	25,800	1,318
Ingersoll-Rand Co., Ltd. - Class A	23,500	1,872
* Navistar International Corp.	12,100	440
Raytheon Co.	14,700	569
Siemens AG ADR	11,400	901
Tyco International, Ltd.	68,800	2,325
Union Pacific Corp.	50,900	3,548
United Technologies Corp.	38,900	3,955

Total		28,277

Information Technology (9.5%)
* Advanced Micro Devices, Inc.	93,700	1,510
* Affiliated Computer Services, Inc. - Class A	17,100	910
* Avnet, Inc.	95,400	1,757
* Cadence Design Systems, Inc.	104,200	1,558
* Fairchild Semiconductor International, Inc.	203,700	3,124
* Flextronics International, Ltd.	322,300	3,881
* Freescale Semiconductor, Inc. - Class A	157,800	2,675
Hewlett-Packard Co.	124,900	2,740
* Micron Technology, Inc.	224,300	2,319
* Polycom, Inc.	12,300	208
* Teradyne, Inc.	82,700	1,207

Total		21,889

Materials (7.8%)
Air Products and Chemicals, Inc.	67,700	4,285
Alcoa, Inc.	32,600	991
The Dow Chemical Co.	85,100	4,242
E. I. du Pont de Nemours and Co.	101,100	5,180
International Paper Co.	66,500	2,447
Methanex Corp.	38,100	740

Total		17,885

Telecommunication Services (5.8%)
BellSouth Corp.	59,500	1,564
SBC Communications, Inc.	131,100	3,106
Sprint Corp.	186,400	4,241

Verizon Communications, Inc.	123,500	4,384

Total		13,295

Utilities (5.1%)
Duke Energy Corp.	145,700	4,081
Edison International	38,400	1,333
Equitable Resources, Inc.	28,200	1,620
MDU Resources Group, Inc.	36,900	1,019
NiSource, Inc.	72,100	1,643
Pinnacle West Capital Corp.	47,300	2,011

Total		11,707

Total Common Stocks (Cost: $188,098)		216,429

Money Market Investments (6.7%)

Federal Government & Agencies (6.2%)
Federal National Mortgage Association, 2.60%, 4/6/05	11,800,000	11,796
Federal National Mortgage Association, 2.69%, 4/13/05	2,400,000	2,398

Total		14,194

Short Term Business Credit (0.5%)
UBS Finance Delaware, LLC, 2.83%, 4/1/05	1,200,000	1,200

Total		1,200

Total Money Market Investments (Cost: $15,394)		15,394

Total Investments (100.7%) (Cost $203,492) (a)		231,823

Other Assets, Less Liabilities (-0.7%)		(1,704)

Total Net Assets (100.0%)		$230,119

*	Non-Income Producing

ADR	- American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $203,492 and the net unrealized appreciation of investments based on that cost was $28,331 which is comprised of $32,766 aggregate gross unrealized appreciation and $4,435 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (95.0%)

Consumer Discretionary (16.9%)
* Comcast Corp. - Class A	40,100	$1,355
Dow Jones & Co., Inc.	24,500	916
Eastman Kodak Co.	28,400	924
Fortune Brands, Inc.	9,800	790
Gannett Co., Inc.	6,600	522
General Motors Corp.	6,300	185
Genuine Parts Co.	18,200	792
Hilton Hotels Corp.	14,600	326
The Home Depot, Inc.	18,000	688
Knight-Ridder, Inc.	7,700	518
Mattel, Inc.	53,900	1,151
The May Department Stores Co.	15,400	570
McDonald’s Corp.	20,700	645
The New York Times Co. - Class A	35,700	1,306
Newell Rubbermaid, Inc.	44,300	972
RadioShack Corp.	11,600	284
Sony Corp.	14,000	560
Starwood Hotels & Resorts Worldwide, Inc.	6,600	396
* Time Warner, Inc.	70,500	1,237
Viacom, Inc. - Class B	43,300	1,508
The Walt Disney Co.	37,900	1,089
Whirlpool Corp.	5,000	339

Total		17,073

Consumer Staples (8.6%)
Altria Group, Inc.	8,000	523
Anheuser-Busch Companies, Inc.	26,500	1,256
Campbell Soup Co.	26,700	775
The Clorox Co.	5,200	328
The Coca-Cola Co.	32,400	1,349
Coca-Cola Enterprises, Inc.	7,700	158
Colgate-Palmolive Co.	23,900	1,247
ConAgra Foods, Inc.	14,200	384
General Mills, Inc.	16,400	806
Kimberly-Clark Corp.	12,300	808
Unilever NV	7,200	493
UST, Inc.	12,200	631

Total		8,758

Energy (8.5%)
Amerada Hess Corp.	12,000	1,155
Anadarko Petroleum Corp.	9,300	708
BP PLC, ADR	16,000	998
ChevronTexaco Corp.	31,900	1,860
Exxon Mobil Corp.	33,300	1,985
Royal Dutch Petroleum Co.	24,100	1,447
Schlumberger, Ltd.	6,500	458
Unocal Corp.	600	37

Total		8,648

Financials (18.3%)
American Express Co.	10,500	539
American International Group, Inc.	10,600	587
AmSouth Bancorporation	2,100	54
Bank of America Corp.	28,800	1,270
Bank of Ireland, ADR	7,000	443
The Charles Schwab Corp.	83,900	882
The Chubb Corp.	8,200	650
Citigroup, Inc.	11,400	512
Fannie Mae	10,200	555
Janus Capital Group, Inc.	14,500	202
JPMorgan Chase & Co.	55,788	1,931
Lincoln National Corp.	17,676	798
Marsh & McLennan Companies, Inc.	48,800	1,484
Mellon Financial Corp.	34,500	985
Mercantile Bankshares Corp.	7,800	397
Morgan Stanley	20,300	1,162
National City Corp.	11,400	382
Northern Trust Corp.	7,600	330
SAFECO Corp.	16,100	784
Simon Property Group, Inc.	6,200	376
The St. Paul Travelers Companies, Inc.	22,827	838
State Street Corp.	17,300	756
SunTrust Banks, Inc.	12,000	865
UnumProvident Corp.	39,400	671
Wells Fargo & Co.	6,800	407
Wilmington Trust Corp.	6,100	214
XL Capital, Ltd. - Class A	5,300	384

Total		18,458

Health Care (8.8%)
Abbott Laboratories	16,600	774
Baxter International, Inc.	23,500	799
* Boston Scientific Corp.	18,600	545
Bristol-Myers Squibb Co.	48,900	1,245
Cardinal Health, Inc.	5,300	296
Johnson & Johnson	20,000	1,343
* MedImmune, Inc.	26,600	633
Merck & Co., Inc.	47,200	1,527
Schering-Plough Corp.	34,300	623
Wyeth	27,200	1,147

Total		8,932

Industrials (11.9%)
Cendant Corp.	22,000	452
Cooper Industries, Ltd. - Class A	12,300	880
Emerson Electric Co.	6,800	442
General Electric Co.	52,700	1,899
Honeywell International, Inc.	38,800	1,444
Lockheed Martin Corp.	16,400	1,001
Norfolk Southern Corp.	18,000	667
Pall Corp.	24,900	675
Raytheon Co.	23,300	902
Rockwell Automation, Inc.	9,000	510
Rockwell Collins, Inc.	19,500	928
Union Pacific Corp.	20,600	1,436
Waste Management, Inc.	29,200	842

Total		12,078

Information Technology (5.9%)
* Agilent Technologies, Inc.	8,700	193
Analog Devices, Inc.	18,400	665
Hewlett-Packard Co.	57,400	1,259
Intel Corp.	20,400	474
* Lucent Technologies, Inc.	62,400	172
Microsoft Corp.	43,800	1,059
Motorola, Inc.	41,300	618
Nokia Corp., ADR	41,000	633
Texas Instruments, Inc.	34,100	869

Total		5,942

Materials (5.8%)
Alcoa, Inc.	26,200	796
The Dow Chemical Co.	18,200	907
E. I. du Pont de Nemours and Co.	16,100	825
Great Lakes Chemical Corp.	12,400	398
* Hercules, Inc.	20,500	297
International Flavors & Fragrances, Inc.	10,300	407
International Paper Co.	32,400	1,193
MeadWestvaco Corp.	17,200	547
Vulcan Materials Co.	9,000	511

Total		5,881

Telecommunication Services (5.5%)
ALLTEL Corp.	19,000	1,042
AT&T Corp.	34,400	645
* Qwest Communications International, Inc.	167,500	620
SBC Communications, Inc.	35,800	848
Sprint Corp.	49,700	1,130
Telus Corp.	10,700	330
Verizon Communications, Inc.	28,100	998

Total		5,613

Utilities (4.8%)
Constellation Energy Group	14,500	750
Duke Energy Corp.	39,300	1,100
FirstEnergy Corp.	12,100	508
NiSource, Inc.	44,400	1,012
Progress Energy, Inc.	16,900	709
TECO Energy, Inc.	11,700	183
(b) Xcel Energy, Inc.	33,100	569

Total		4,831

Total Common Stocks (Cost: $85,233)		96,214

Preferred Stocks (0.3%)

Financials (0.2%)
Unumprovident Corp.	5,900	170

Total		170

Information Technology (0.1%)
Lucent Technologies, 8.00%, 8/1/31	165,000	171

Total		171

Total Preferred Stocks (Cost: $306)		341

Money Market Investments (5.4%)

Other Holdings (5.4%)
Reserve Investment Fund	5,459,530	5,460

Total Money Market Investments (Cost: $5,460)		5,460

Total Investments (100.7%) (Cost $90,999) (a)		102,015

Other Assets, Less Liabilities (-0.7%)		(665)

Total Net Assets (100.0%)		$101,350

*	Non-Income Producing

ADR – American Depository Receipt

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $90,999 and the net unrealized appreciation of investments based on that cost was $11,016 which is comprised of $12,949 aggregate gross unrealized appreciation and $1,933 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.5%)

Consumer Discretionary (11.2%)
* AutoNation, Inc.	37,700	$714
* AutoZone, Inc.	11,425	979
* Bed Bath & Beyond, Inc.	50,500	1,845
Best Buy Co., Inc.	49,550	2,676
* Big Lots, Inc.	18,700	225
The Black & Decker Corp.	13,500	1,066
Brunswick Corp.	16,100	754
Carnival Corp.	88,209	4,570
Centex Corp.	20,900	1,197
Circuit City Stores, Inc.	32,800	526
Clear Channel Communications, Inc.	90,450	3,118
* Coach, Inc.	31,700	1,795
* Comcast Corp. - Class A	372,470	12,582
Cooper Tire & Rubber Co.	12,400	228
Dana Corp.	24,850	318
Darden Restaurants, Inc.	24,550	753
Delphi Corp.	94,187	422
Dillard’s, Inc. - Class A	11,864	319
Dollar General Corp.	50,548	1,108
Dow Jones & Co., Inc.	11,820	442
Eastman Kodak Co.	48,083	1,565
* eBay, Inc.	200,200	7,459
Family Dollar Stores, Inc.	28,100	853
Federated Department Stores, Inc.	28,351	1,804
Ford Motor Co.	306,994	3,478
Fortune Brands, Inc.	24,167	1,949
Gannett Co., Inc.	42,850	3,389
The Gap, Inc.	123,575	2,699
General Motors Corp.	94,727	2,784
Genuine Parts Co.	29,300	1,274
* The Goodyear Tire & Rubber Co.	29,400	392
Harley-Davidson, Inc.	49,300	2,848
Harrah’s Entertainment, Inc.	18,850	1,217
Hasbro, Inc.	27,925	571
Hilton Hotels Corp.	64,750	1,447
The Home Depot, Inc.	368,394	14,088
International Game Technology	57,800	1,541
* The Interpublic Group of Companies, Inc.	71,000	872
J. C. Penney Co., Inc.	47,950	2,490
Johnson Controls, Inc.	31,900	1,779
Jones Apparel Group, Inc.	20,500	687
KB Home	6,800	799
Knight-Ridder, Inc.	12,950	871
* Kohl’s Corp.	54,667	2,822
Leggett & Platt, Inc.	32,033	925
The Limited, Inc.	64,087	1,557
Liz Claiborne, Inc.	18,200	730
Lowe’s Companies, Inc.	129,650	7,402
Marriott International, Inc. - Class A	33,400	2,233
Mattel, Inc.	69,588	1,486
The May Department Stores Co.	48,950	1,812
Maytag Corp.	13,133	183
McDonald’s Corp.	210,978	6,570
The McGraw-Hill Companies, Inc.	31,860	2,780
Meredith Corp.	7,600	355
The New York Times Co. - Class A	24,370	891

Newell Rubbermaid, Inc.	46,092	1,011
News Corp. - Class A	438,300	7,416
NIKE, Inc. - Class B	38,300	3,191
Nordstrom, Inc.	21,167	1,172
* Office Depot, Inc.	52,457	1,163
OfficeMax, Inc.	15,700	526
Omnicom Group, Inc.	31,300	2,771
Pulte Homes, Inc.	19,700	1,451
RadioShack Corp.	26,600	652
Reebok International, Ltd.	9,200	408
* Sears Holding Corp.	10,780	1,436
The Sherwin-Williams Co.	21,313	938
Snap-on, Inc.	9,517	303
The Stanley Works	12,550	568
Staples, Inc.	83,500	2,624
* Starbucks Corp.	67,150	3,469
Starwood Hotels & Resorts Worldwide, Inc.	34,800	2,089
Target Corp.	150,257	7,516
Tiffany & Co.	24,367	841
* Time Warner, Inc.	768,500	13,487
The TJX Companies, Inc.	80,800	1,990
* Toys “R” Us, Inc.	36,050	929
Tribune Co.	50,136	1,999
* Univision Communications, Inc. - Class A	48,800	1,351
V. F. Corp.	16,557	979
Viacom, Inc. - Class B	286,048	9,963
Visteon Corp.	21,483	123
The Walt Disney Co.	342,857	9,850
Wendy’s International, Inc.	19,150	748
Whirlpool Corp.	11,150	755
* Yum! Brands, Inc.	49,180	2,548

Total		206,506

Consumer Staples (10.2%)
Alberto-Culver Co.	14,250	682
Albertson’s, Inc.	61,754	1,275
Altria Group, Inc.	344,422	22,522
Anheuser-Busch Companies, Inc.	132,549	6,281
Archer-Daniels-Midland Co.	104,303	2,564
Avon Products, Inc.	79,300	3,405
Brown-Forman Corp. - Class B	15,118	828
Campbell Soup Co.	54,522	1,582
The Clorox Co.	25,550	1,609
The Coca-Cola Co.	381,575	15,900
Coca-Cola Enterprises, Inc.	59,000	1,211
Colgate-Palmolive Co.	88,922	4,639
ConAgra Foods, Inc.	86,267	2,331
Costco Wholesale Corp.	78,664	3,475
CVS Corp.	67,167	3,534
General Mills, Inc.	55,067	2,707
The Gillette Co.	166,535	8,407
H.J. Heinz Co.	58,617	2,159
Hershey Foods Corp.	36,700	2,219
Kellogg Co.	58,857	2,547
Kimberly-Clark Corp.	81,856	5,380
* The Kroger Co.	124,005	1,988
McCormick & Co., Inc.	22,900	788
Molson Coors Brewing Co.	12,900	995
The Pepsi Bottling Group, Inc.	33,600	936
PepsiCo, Inc.	282,630	14,988
The Procter & Gamble Co.	425,610	22,557
Reynolds American, Inc.	19,600	1,580
* Safeway, Inc.	75,100	1,392
Sara Lee Corp.	131,635	2,917
SUPERVALU, INC.	22,550	752
SYSCO Corp.	107,325	3,842
UST, Inc.	27,767	1,436

Wal-Mart Stores, Inc.	568,400	28,482
Walgreen Co.	171,446	7,616
Wm. Wrigley Jr. Co.	32,767	2,149

Total		187,675

Energy (8.7%)
Amerada Hess Corp.	14,300	1,376
Anadarko Petroleum Corp.	41,462	3,155
Apache Corp.	54,746	3,352
Ashland, Inc.	11,000	742
Baker Hughes, Inc.	56,330	2,506
BJ Services Co.	27,100	1,406
Burlington Resources, Inc.	65,666	3,288
ChevronTexaco Corp.	355,414	20,724
ConocoPhillips	115,810	12,489
Devon Energy Corp.	81,500	3,892
El Paso Corp.	107,871	1,141
EOG Resources, Inc.	39,820	1,941
Exxon Mobil Corp.	1,082,356	64,509
Halliburton Co.	84,169	3,640
Kerr-McGee Corp.	27,105	2,123
Kinder Morgan, Inc.	18,467	1,398
Marathon Oil Corp.	58,109	2,726
* Nabors Industries, Ltd.	23,550	1,393
* National Oilwell Varco, Inc.	28,200	1,317
Noble Corp.	22,750	1,279
Occidental Petroleum Corp.	66,220	4,713
Rowan Companies, Inc.	17,950	537
Schlumberger, Ltd.	98,767	6,961
Sunoco, Inc.	11,650	1,206
* Transocean, Inc.	53,951	2,776
Unocal Corp.	44,167	2,725
Valero Energy Corp.	43,100	3,158
The Williams Companies, Inc.	93,400	1,757
XTO Energy, Inc.	58,199	1,911

Total		160,141

Financials (19.5%)
ACE, Ltd.	47,700	1,969
AFLAC, Inc.	84,850	3,162
The Allstate Corp.	115,128	6,224
Ambac Financial Group, Inc.	18,200	1,360
American Express Co.	197,975	10,170
American International Group, Inc.	437,030	24,216
AmSouth Bancorporation	59,555	1,545
Aon Corp.	53,100	1,213
Apartment Investment and Management Co. - Class A	15,900	591
Archstone-Smith Trust	32,800	1,119
Bank of America Corp.	677,672	29,885
The Bank of New York Co., Inc.	130,353	3,787
BB&T Corp.	92,700	3,623
The Bear Stearns Companies, Inc.	18,995	1,898
Capital One Financial Corp.	40,700	3,043
The Charles Schwab Corp.	196,639	2,067
The Chubb Corp.	32,150	2,549
Cincinnati Financial Corp.	26,834	1,170
CIT Group, Inc.	35,300	1,341
Citigroup, Inc.	870,748	39,131
Comerica, Inc.	28,650	1,578
Compass Bancshares, Inc.	20,600	935
Countrywide Financial Corp.	97,400	3,162
* E*TRADE Group, Inc.	62,400	749
Equity Office Properties Trust	67,700	2,040
Equity Residential	47,400	1,527
Fannie Mae	162,348	8,840

Federated Investors, Inc. - Class B	16,000	453
Fifth Third Bancorp	87,234	3,749
First Horizon National Corp.	20,700	844
Franklin Resources, Inc.	33,050	2,269
Freddie Mac	115,686	7,311
Golden West Financial Corp.	47,300	2,862
The Goldman Sachs Group, Inc.	65,800	7,237
The Hartford Financial Services Group, Inc.	49,250	3,377
Huntington Bancshares, Inc.	38,742	926
Janus Capital Group, Inc.	39,629	553
Jefferson-Pilot Corp.	22,934	1,125
JPMorgan Chase & Co.	597,697	20,680
KeyCorp	68,175	2,212
Lehman Brothers Holdings, Inc.	45,222	4,258
Lincoln National Corp.	29,340	1,324
Loews Corp.	26,767	1,968
M&T Bank Corp.	16,800	1,715
Marsh & McLennan Companies, Inc.	88,380	2,689
Marshall & Ilsley Corp.	34,900	1,457
MBIA, Inc.	23,650	1,236
MBNA Corp.	214,315	5,261
Mellon Financial Corp.	71,068	2,028
Merrill Lynch & Co., Inc.	156,300	8,847
MetLife, Inc.	124,836	4,881
MGIC Investment Corp.	16,200	999
Moody’s Corp.	22,875	1,850
Morgan Stanley	183,613	10,512
National City Corp.	105,697	3,541
North Fork Bancorporation, Inc.	78,950	2,190
Northern Trust Corp.	34,250	1,488
Plum Creek Timber Co., Inc. (REIT)	30,800	1,100
The PNC Financial Services Group, Inc.	47,467	2,444
Principal Financial Group, Inc.	51,500	1,982
The Progressive Corp.	33,600	3,083
ProLogis	30,900	1,146
* Providian Financial Corp.	49,157	844
Prudential Financial, Inc.	86,100	4,942
Regions Financial Corp.	78,030	2,528
SAFECO Corp.	21,250	1,035
Simon Property Group, Inc.	37,100	2,248
SLM Corp.	72,142	3,596
Sovereign Bancorp, Inc.	62,900	1,394
The St. Paul Travelers Companies, Inc.	112,310	4,125
State Street Corp.	55,900	2,444
SunTrust Banks, Inc.	58,433	4,211
Synovus Financial Corp.	51,950	1,447
T. Rowe Price Group, Inc.	20,400	1,211
Torchmark Corp.	18,150	947
U.S. Bancorp	313,221	9,027
UnumProvident Corp.	49,731	846
Wachovia Corp.	269,057	13,698
Washington Mutual, Inc.	146,487	5,786
Wells Fargo & Co.	283,880	16,976
XL Capital, Ltd. - Class A	23,300	1,686
Zions Bancorporation	15,000	1,035

Total		358,517

Health Care (12.8%)
Abbott Laboratories	261,250	12,179
Aetna, Inc.	49,554	3,714
Allergan, Inc.	22,067	1,533
AmerisourceBergen Corp.	18,600	1,066
* Amgen, Inc.	213,117	12,406
Applera Corp. - Applied Biosystems Group	32,933	650
Bausch & Lomb, Inc.	9,000	660
Baxter International, Inc.	103,400	3,514
Becton, Dickinson and Co.	42,450	2,480

* Biogen Idec, Inc.	55,990	1,932
Biomet, Inc.	42,445	1,541
* Boston Scientific Corp.	127,472	3,734
Bristol-Myers Squibb Co.	326,408	8,310
C. R. Bard, Inc.	17,600	1,198
Cardinal Health, Inc.	72,525	4,047
* Caremark Rx, Inc.	76,300	3,035
* Chiron Corp.	24,722	867
CIGNA Corp.	22,529	2,012
Eli Lilly and Co.	189,906	9,894
* Express Scripts, Inc.	12,700	1,107
* Fisher Scientific International, Inc.	19,700	1,121
* Forest Laboratories, Inc.	61,766	2,282
* Genzyme Corp.	41,600	2,381
* Gilead Sciences, Inc.	72,600	2,599
Guidant Corp.	53,488	3,953
HCA, Inc.	67,111	3,595
Health Management Associates, Inc. - Class A	40,800	1,068
* Hospira, Inc.	26,165	844
* Humana, Inc.	26,700	853
IMS Health, Inc.	38,867	948
Johnson & Johnson	497,937	33,442
* King Pharmaceuticals, Inc.	40,266	335
* Laboratory Corp. of America Holdings	23,200	1,118
Manor Care, Inc.	14,500	527
McKesson Corp.	49,305	1,861
* Medco Health Solutions, Inc.	45,672	2,264
* MedImmune, Inc.	41,700	993
Medtronic, Inc.	202,800	10,333
Merck & Co., Inc.	372,020	12,042
* Millipore Corp.	8,300	360
Mylan Laboratories, Inc.	45,100	799
PerkinElmer, Inc.	21,500	444
Pfizer, Inc.	1,263,534	33,193
Quest Diagnostics, Inc.	15,300	1,608
Schering-Plough Corp.	247,050	4,484
* St. Jude Medical, Inc.	60,000	2,160
Stryker Corp.	62,700	2,797
* Tenet Healthcare Corp.	78,250	902
* Thermo Electron Corp.	26,800	678
UnitedHealth Group, Inc.	109,672	10,461
* Waters Corp.	20,300	727
* Watson Pharmaceuticals, Inc.	18,400	565
* WellPoint, Inc.	49,500	6,205
Wyeth	223,829	9,441
* Zimmer Holdings, Inc.	41,137	3,201

Total		236,463

Industrials (11.7%)
3M Co.	130,576	11,189
* Allied Waste Industries, Inc.	43,750	320
American Power Conversion Corp.	30,150	787
American Standard Companies, Inc.	30,200	1,404
* Apollo Group, Inc. - Class A	28,000	2,074
Avery Dennison Corp.	17,050	1,056
The Boeing Co.	140,876	8,236
Burlington Northern Santa Fe Corp.	63,085	3,402
Caterpillar, Inc.	57,288	5,238
Cendant Corp.	176,633	3,628
Cintas Corp.	25,033	1,034
Cooper Industries, Ltd. - Class A	15,400	1,101
CSX Corp.	36,050	1,501
Cummins, Inc.	7,200	507
Danaher Corp.	46,100	2,462
Deere & Co.	41,660	2,797
* Delta Air Lines, Inc.	23,067	93
Dover Corp.	34,167	1,291

Eaton Corp.	25,500	1,668
Emerson Electric Co.	70,450	4,574
Equifax, Inc.	22,700	697
FedEx Corp.	50,420	4,737
Fluor Corp.	14,100	782
General Dynamics Corp.	33,600	3,597
General Electric Co.	1,773,706	63,961
Goodrich Corp.	20,000	766
H&R Block, Inc.	27,650	1,399
Honeywell International, Inc.	144,350	5,371
Illinois Tool Works, Inc.	46,600	4,172
Ingersoll-Rand Co., Ltd. - Class A	28,880	2,300
ITT Industries, Inc.	15,500	1,399
L-3 Communications Holdings, Inc.	19,300	1,371
Lockheed Martin Corp.	67,608	4,128
Masco Corp.	75,200	2,607
* Monster Worldwide, Inc.	19,967	560
* Navistar International Corp.	11,050	402
Norfolk Southern Corp.	66,457	2,462
Northrop Grumman Corp.	61,820	3,337
PACCAR, Inc.	29,107	2,107
Pall Corp.	20,850	565
Parker-Hannifin Corp.	20,075	1,223
Pitney Bowes, Inc.	38,737	1,748
R. R. Donnelley & Sons Co.	36,834	1,165
Raytheon Co.	75,800	2,933
Robert Half International, Inc.	27,040	729
Rockwell Automation, Inc.	29,350	1,662
Rockwell Collins, Inc.	29,650	1,411
Ryder System, Inc.	10,700	446
Southwest Airlines Co.	122,967	1,751
Textron, Inc.	23,050	1,720
Tyco International, Ltd.	337,508	11,408
Union Pacific Corp.	43,560	3,036
United Parcel Service, Inc. - Class B	188,000	13,675
United Technologies Corp.	85,767	8,719
W.W. Grainger, Inc.	13,900	866
Waste Management, Inc.	95,985	2,769

Total		216,343

Information Technology (15.0%)
* ADC Telecommunications, Inc.	134,150	267
Adobe Systems, Inc.	40,025	2,688
* Advanced Micro Devices, Inc.	64,700	1,043
* Affiliated Computer Services, Inc. - Class A	21,600	1,150
* Agilent Technologies, Inc.	71,737	1,593
* Altera Corp.	62,511	1,236
Analog Devices, Inc.	63,057	2,279
* Andrew Corp.	26,637	312
* Apple Computer, Inc.	134,900	5,621
* Applied Materials, Inc.	284,900	4,630
* Applied Micro Circuits Corp.	51,100	168
Autodesk, Inc.	38,468	1,145
Automatic Data Processing, Inc.	97,750	4,394
* Avaya, Inc.	76,816	897
* BMC Software, Inc.	37,260	559
* Broadcom Corp. - Class A	48,600	1,454
* CIENA Corp.	94,800	163
* Cisco Systems, Inc.	1,104,800	19,765
* Citrix Systems, Inc.	28,420	677
Computer Associates International, Inc.	88,392	2,395
* Computer Sciences Corp.	31,750	1,456
* Compuware Corp.	64,957	468
* Comverse Technology, Inc.	33,200	837
* Convergys Corp.	23,750	355
* Corning, Inc.	235,300	2,619
* Dell, Inc.	416,833	16,015

* Electronic Arts, Inc.	51,200	2,651
Electronic Data Systems Corp.	86,167	1,781
* EMC Corp.	402,074	4,954
First Data Corp.	139,232	5,473
* Fiserv, Inc.	32,825	1,306
* Freescale Semiconductor Inc.	65,423	1,129
* Gateway, Inc.	50,150	202
Hewlett-Packard Co.	506,626	11,115
Intel Corp.	1,060,863	24,644
International Business Machines Corp.	279,339	25,526
* Intuit, Inc.	31,400	1,374
* Jabil Circuit, Inc.	30,767	877
* JDS Uniphase Corp.	242,300	405
* KLA-Tencor Corp.	32,800	1,509
* Lexmark International, Inc. - Class A	21,700	1,735
Linear Technology Corp.	51,550	1,975
* LSI Logic Corp.	64,600	361
* Lucent Technologies, Inc.	741,636	2,039
Maxim Integrated Products, Inc.	54,600	2,232
* Mercury Interactive Corp.	14,200	673
* Micron Technology, Inc.	102,750	1,062
Microsoft Corp.	1,696,300	41,001
Molex, Inc.	28,150	742
Motorola, Inc.	408,477	6,115
National Semiconductor Corp.	60,086	1,238
* NCR Corp.	31,300	1,056
* Network Appliance, Inc.	60,200	1,665
* Novell, Inc.	62,300	371
* Novellus Systems, Inc.	23,500	628
* NVIDIA Corp.	27,900	663
* Oracle Corp.	739,925	9,234
* Parametric Technology Corp.	44,580	249
Paychex, Inc.	59,635	1,957
* PMC-Sierra, Inc.	29,500	260
* QLogic Corp.	15,550	630
QUALCOMM, Inc.	275,034	10,080
Sabre Holdings Corp. - Class A	22,767	498
* Sanmina-SCI Corp.	87,400	456
Scientific-Atlanta, Inc.	25,700	725
* Siebel Systems, Inc.	85,300	779
* Solectron Corp.	162,900	565
* Sun Microsystems, Inc.	564,197	2,279
* SunGard Data Systems, Inc.	48,500	1,673
* Symantec Corp.	119,000	2,538
Symbol Technologies, Inc.	40,350	585
Tektronix, Inc.	14,960	367
* Tellabs, Inc.	77,492	566
* Teradyne, Inc.	32,550	475
Texas Instruments, Inc.	289,900	7,390
* Unisys Corp.	56,350	398
* VERITAS Software Corp.	70,832	1,645
* Xerox Corp.	160,000	2,424
Xilinx, Inc.	58,400	1,707
* Yahoo!, Inc.	216,800	7,350

Total		275,518

Materials (3.2%)
Air Products and Chemicals, Inc.	38,167	2,416
Alcoa, Inc.	146,007	4,437
Allegheny Technologies, Inc.	14,917	360
Ball Corp.	18,932	785
Bemis Co., Inc.	17,900	557
The Dow Chemical Co.	158,209	7,887
E. I. du Pont de Nemours and Co.	166,628	8,539
Eastman Chemical Co.	13,025	768
Ecolab, Inc.	37,200	1,229
Engelhard Corp.	20,500	616

Freeport-McMoRan Copper & Gold, Inc. - Class B	28,181	1,116
Georgia-Pacific Corp.	43,304	1,537
Great Lakes Chemical Corp.	8,500	273
* Hercules, Inc.	18,600	269
International Flavors & Fragrances, Inc.	14,900	589
International Paper Co.	81,666	3,004
Louisiana-Pacific Corp.	18,500	465
MeadWestvaco Corp.	33,979	1,081
Monsanto Co.	44,353	2,861
Newmont Mining Corp.	74,480	3,147
Nucor Corp.	26,666	1,535
* Pactiv Corp.	24,900	581
Phelps Dodge Corp.	16,024	1,630
PPG Industries, Inc.	28,867	2,065
Praxair, Inc.	54,500	2,608
Rohm and Haas Co.	32,480	1,559
* Sealed Air Corp.	14,021	728
Sigma-Aldrich Corp.	11,600	711
Temple-Inland, Inc.	9,400	682
United States Steel Corp.	19,050	969
Vulcan Materials Co.	17,200	977
Weyerhaeuser Co.	40,280	2,759

Total		58,740

Telecommunication Services (3.1%)
ALLTEL Corp.	50,957	2,795
AT&T Corp.	133,507	2,503
BellSouth Corp.	307,365	8,081
CenturyTel, Inc.	22,600	742
Citizens Communications Co.	56,300	729
* Nextel Communications, Inc. - Class A	186,450	5,299
* Qwest Communications International, Inc.	280,335	1,037
SBC Communications, Inc.	556,247	13,177
Sprint Corp.	246,789	5,614
Verizon Communications, Inc.	464,542	16,492

Total		56,469

Utilities (3.1%)
* The AES Corp.	108,900	1,784
* Allegheny Energy, Inc.	23,000	475
Ameren Corp.	32,667	1,601
American Electric Power Co., Inc.	66,340	2,260
* Calpine Corp.	88,560	248
Centerpoint Energy, Inc.	48,562	584
Cinergy Corp.	32,184	1,304
* CMS Energy Corp.	32,700	426
Consolidated Edison, Inc.	40,650	1,715
Constellation Energy Group	29,500	1,525
Dominion Resources, Inc.	55,595	4,138
DTE Energy Co.	29,150	1,326
Duke Energy Corp.	160,530	4,496
* Dynegy, Inc. - Class A	55,500	217
Edison International	54,620	1,896
Entergy Corp.	37,509	2,650
Exelon Corp.	111,124	5,100
FirstEnergy Corp.	55,365	2,323
FPL Group, Inc.	62,314	2,502
KeySpan Corp.	26,900	1,048
Nicor, Inc.	7,350	273
NiSource, Inc.	45,373	1,034
Peoples Energy Corp.	6,300	264
PG&E Corp.	61,525	2,098
Pinnacle West Capital Corp.	15,400	655
PPL Corp.	31,734	1,713
Progress Energy, Inc.	41,492	1,741

Public Service Enterprise Group, Inc.	39,836	2,167
Sempra Energy	39,202	1,562
The Southern Co.	124,100	3,950
TECO Energy, Inc.	33,500	525
TXU Corp.	40,265	3,206
(b) Xcel Energy, Inc.	67,120	1,153

Total		57,959

Total Common Stocks (Cost: $1,387,018)		1,814,331

Money Market Investments (1.4%)

Federal Government & Agencies (0.2%)
(b) Federal Home Loan Mortgage Corp., 2.90%, 6/30/05	3,000,000	2,979

Total		2,979

Finance Lessors (0.5%)
(b) Ranger Funding Co. LLC, 2.63%, 4/1/05	10,000,000	10,000

Total		10,000

Short Term Business Credit (0.2%)
(b) UBS Finance Delaware, LLC, 2.83%, 4/1/05	2,800,000	2,800

Total		2,800

Utilities (0.5%)
(b) National Rural Utility, 2.77%, 4/20/05	10,000,000	9,985

Total		9,985

Total Money Market Investments (Cost: $25,764)		25,764

Total Investments (99.9%) (Cost $1,412,782) (a)		1,840,095

Other Assets, Less Liabilities (0.1%)		2,097

Total Net Assets (100.0%)		$1,842,192

*	Non-Income Producing

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,412,782 and the net unrealized appreciation of investments based on that cost was $427,313 which is comprised of $598,919 aggregate gross unrealized appreciation and $171,606 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Total Notional Value at March 31, 2005, $26,179 )	87	6/05	$(429)

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Domestic Common Stocks and Warrants (37.7%)

Large Cap Common Stocks (24.6%)
Consumer Discretionary (4.8%)
* Bed Bath & Beyond, Inc.	—	6,100	$223
Best Buy Co., Inc.	—	5,100	275
Carnival Corp.	—	9,700	503
* Comcast Corp. - Class A	—	9,400	318
* eBay, Inc.	—	6,500	242
Fortune Brands, Inc.	—	12,500	1,008
Harley-Davidson, Inc.	—	8,000	462
J. C. Penney Co., Inc.	—	13,200	685
* Kohl’s Corp.	—	7,700	398
Lowe’s Companies, Inc.	—	8,700	497
McDonald’s Corp.	—	13,400	417
The McGraw-Hill Companies, Inc.	—	6,100	532
News Corp. - Class A	—	28,500	482
NIKE, Inc. - Class B	—	5,900	492
Omnicom Group, Inc.	—	7,600	673
PETsMART, Inc.	—	9,900	285
Staples, Inc.	—	15,500	487
Target Corp.	—	19,600	980
* Time Warner, Inc.	—	23,500	412
Viacom, Inc. - Class B	—	10,100	352

Total Consumer Discretionary			9,723

Consumer Staples (2.0%)
Altria Group, Inc.	—	16,200	1,059
Avon Products, Inc.	—	11,100	477
PepsiCo, Inc.	—	14,200	753
The Procter & Gamble Co.	—	8,700	461
Wal-Mart Stores, Inc.	—	16,800	842
Walgreen Co.	—	10,400	462

Total Consumer Staples			4,054

Energy (1.9%)
BP PLC, ADR	—	4,200	262
ConocoPhillips	—	6,100	658
EOG Resources, Inc.	—	16,400	799
Exxon Mobil Corp.	—	17,200	1,026
Halliburton Co.	—	13,600	588
Noble Corp.	—	9,400	528

Total Energy			3,861

Financials (3.7%)
American Express Co.	—	8,000	411
American International Group, Inc.	—	12,600	698
Capital One Financial Corp.	—	5,100	381
The Chubb Corp.	—	7,100	563
Citigroup, Inc.	—	16,700	750
Freddie Mac	—	3,600	228
Genworth Financial, Inc.	—	13,600	374

The Goldman Sachs Group, Inc.	—	4,200	462
Legg Mason, Inc.	—	4,100	320
Lehman Brothers Holdings, Inc.	—	4,900	461
Morgan Stanley	—	8,200	469
Prudential Financial, Inc.	—	10,300	591
U.S. Bancorp	—	19,200	553
Wachovia Corp.	—	8,700	443
Wells Fargo & Co.	—	15,200	909

Total Financials			7,613

Health Care (3.6%)
Abbott Laboratories	—	14,200	662
* Amgen, Inc.	—	15,800	920
* Boston Scientific Corp.	—	7,200	211
* Caremark Rx, Inc.	—	12,500	497
Eli Lilly and Co.	—	6,700	349
* Fisher Scientific International, Inc.	—	6,100	347
* Genentech, Inc.	—	7,400	419
* Gilead Sciences, Inc.	—	12,100	433
Guidant Corp.	—	1,700	126
Johnson & Johnson	—	14,200	953
Medtronic, Inc.	—	10,000	510
Pfizer, Inc.	—	27,300	717
* St. Jude Medical, Inc.	—	13,000	468
Teva Pharmaceutical Industries, Ltd., ADR	—	16,300	505
UnitedHealth Group, Inc.	—	3,100	296
* Zimmer Holdings, Inc.	—	6,200	482

Total Health Care			7,895

Industrials (2.1%)
3M Co.	—	2,100	180
American Standard Companies, Inc.	—	3,900	181
Burlington Northern Santa Fe Corp.	—	9,200	496
Caterpillar, Inc.	—	3,500	320
FedEx Corp.	—	5,800	545
General Electric Co.	—	53,800	1,941
Tyco International, Ltd.	—	19,600	662

Total Industrials			4,325

Information Technology (5.0%)
* Accenture Ltd. - Class A	—	14,000	338
* Advanced Micro Devices, Inc.	—	15,000	242
* Affiliated Computer Services, Inc. - Class A	—	9,100	484
* ASML Holding N.V.	—	24,600	413
* Broadcom Corp. - Class A	—	11,500	344
* Cisco Systems, Inc.	—	43,500	778
* Dell, Inc.	—	20,700	795
First Data Corp.	—	12,000	472
* Fiserv, Inc.	—	9,200	366
* Google, Inc. - Class A	—	1,000	181
Hewlett-Packard Co.	—	13,700	301
Intel Corp.	—	27,500	639
International Business Machines Corp.	—	6,500	594
* Lexmark International, Inc. - Class A	—	5,700	456
Microsoft Corp.	—	58,900	1,424
National Semiconductor Corp.	—	24,700	509
* Oracle Corp.	—	31,600	394
Seagate Technology, ADR	—	11,300	221
Taiwan Semiconductor, ADR	—	36,788	312
Telefonaktiebolget LM Ericsson	—	12,200	344
Texas Instruments, Inc.	—	16,400	418
* VeriSign, Inc.	—	13,000	373
* Yahoo!, Inc.	—	11,466	389

Total Information Technology			10,787

Materials (1.0%)
Alcoa, Inc.	—	21,200	643
Newmont Mining Corp.	—	6,000	254
Praxair, Inc.	—	12,800	613
Weyerhaeuser Co.	—	8,300	569

Total Materials			2,079

Other Holdings (0.1%)
Nasdaq-100 Trust, Series 1	—	4,100	150

Total Other Holdings			150

Telecommunication Services (0.4%)
Sprint Corp.	—	10,700	243
Vodafone Group PLC, ADR	—	19,200	510

Total Telecommunication Services			753

Total Large Cap Common Stocks			51,240

Small Cap Common Stocks (13.1%)
Consumer Discretionary (2.8%)
* AnnTaylor Stores Corp.	—	10,425	267
Choice Hotels International, Inc.	—	3,600	223
* Coach, Inc.	—	4,300	244
* Digital Theater Systems, Inc.	—	9,800	177
Garmin, Ltd.	—	4,300	199
* Hibbett Sporting Goods, Inc.	—	5,700	171
Jones Apparel Group, Inc.	—	5,100	171
* Lamar Advertising Co. - Class A	—	8,200	330
Leggett & Platt, Inc.	—	18,800	543
Michaels Stores, Inc.	—	16,400	595
* O’Reilly Automotive, Inc.	—	18,500	916
Orient-Express Hotel, Ltd. - Class A	—	9,600	251
* Pinnacle Entertainment, Inc.	—	13,700	229
* Pixar, Inc.	—	2,700	263
Polaris Industries, Inc.	—	2,400	169
* Scientific Games Corp.	—	7,500	171
* Sharper Image Corp.	—	6,000	100
Station Casinos, Inc.	—	5,000	338
The Talbots, Inc.	—	6,500	208
* Westwood One, Inc.	—	4,600	94

Total Consumer Discretionary			5,659

Energy (0.9%)
BJ Services Co.	—	5,400	280
CARBO Ceramics, Inc.	—	1,500	105
* Grant Prideco, Inc.	—	4,700	114
* Grey Wolf, Inc.	—	17,400	114
* National Oilwell Varco, Inc.	—	9,400	439
* Newfield Exploration Co.	—	2,500	186
Patterson-UTI Energy, Inc.	—	7,000	175
Smith International, Inc.	—	6,300	395

Total Energy			1,808

Financials (1.0%)
Assured Guaranty, Ltd.	—	7,500	135
BankAtlantic Bancorp, Inc. - Class A	—	7,500	131
* CapitalSource, Inc.	—	8,400	193
Greenhill & Co., Inc.	—	1,900	68
Investors Financial Services Corp.	—	16,000	783
Main Street Banks, Inc.	—	3,900	103
* optionsXpress Holdings, Inc.	—	8,261	134
* Silicon Valley Bancshares	—	5,800	256
* Trammell Crow Co.	—	9,800	202

Total Financials			2,005

Health Care (3.3%)
* The Advisory Board Co.	—	1,900	83
* Angiotech Pharmaceuticals, Inc., ADR	—	10,300	158
* Caremark Rx, Inc.	—	12,736	506
* Cytyc Corp.	—	8,900	205
* DaVita, Inc.	—	30,150	1,261
Health Management Associates, Inc. - Class A	—	15,800	414
* Horizon Health Corp.	—	800	34
* Impax Laboratories, Inc.	—	9,400	150
* Kinetic Concepts, Inc.	—	6,200	370
* Kyphon, Inc.	—	7,600	191
* Lincare Holdings, Inc.	—	15,500	686
* Patterson Companies, Inc.	—	16,900	844
* Psychiatric Solutions, Inc.	—	6,300	290
* Radiation Therapy Services, Inc.	—	9,200	175
* Renal Care Group, Inc.	—	15,600	592
* Syneron Medical, Ltd., ADR	—	2,100	67
* Varian Medical Systems Inc.	—	6,000	206
* Waters Corp.	—	2,900	104

Total Health Care			6,336

Industrials (1.6%)
* Arbinet Holdings, Inc.	—	900	17
Brady Corp. - Class A	—	5,800	188
C.H. Robinson Worldwide, Inc.	—	8,200	423
The Corporate Executive Board Co.	—	5,300	339
Forward Air Corp.	—	5,600	238
* Intersections, Inc.	—	9,300	135
J.B. Hunt Transport Services, Inc.	—	7,100	311
Knight Transportation, Inc.	—	15,525	383
L-3 Communications Holdings, Inc.	—	2,800	199
* Marlin Business Services, Inc.	—	7,800	159
MSC Industrial Direct Co., Inc. - Class A	—	12,800	391
Pentair, Inc.	—	3,300	129
Robert Half International, Inc.	—	9,800	264

Total Industrials			3,176

Information Technology (3.5%)
* Activision, Inc.	—	13,066	193
* Altera Corp.	—	11,800	233
* Amdocs, Ltd.	—	10,300	293
Amphenol Corp. - Class A	—	7,900	293
* Avaya, Inc.	—	16,200	189
CDW Corp.	—	4,100	232
* CheckFree Corp.	—	2,500	102
* Cogent, Inc.	—	9,500	239
* Cognos, Inc.	—	9,100	382
* Cree, Inc.	—	4,700	102
* Digital River, Inc.	—	8,600	268
* Dolby Laboratories, Inc. - Class A	—	800	19
* Essex Corp.	—	8,500	139

* Genesis Microchip, Inc.	—	12,300	178
Harris Corp.	—	7,400	242
* Hewitt Associates, Inc.	—	8,900	237
* Integrated Circuit Systems, Inc.	—	14,000	268
* iPayment, Inc.	—	4,300	181
* Kanbay International, Inc.	—	4,723	97
* KLA-Tencor Corp.	—	5,800	267
* Kronos, Inc.	—	4,900	250
* Lam Research Corp.	—	10,700	309
Microchip Technology, Inc.	—	11,600	302
* MKS Instruments, Inc.	—	3,900	62
* NAVTEQ Corp.	—	2,700	117
Paychex, Inc.	—	8,700	286
* Semtech Corp.	—	5,900	105
* Silicon Laboratories, Inc.	—	5,900	175
* Tekelec	—	6,300	100
* Tessera Technologies, Inc.	—	6,000	259
* THQ, Inc.	—	2,900	82
* Verint Systems, Inc.	—	4,700	164
* VeriSign, Inc.	—	6,000	172
* Westell Technologies, Inc. - Class A	—	17,900	99
* Zebra Technologies Corp. - Class A	—	5,000	237

Total Information Technology			6,873

Total Small Cap Common Stocks			25,857

Warrants (0.0%)
Foods (0.0%)
B&G Foods, Inc. - EIS	—	3,875	58

Total Foods			58

Information Technology (0.0%)
Belluna Co. Ltd. -Warrants	—	307	0

Total Information Technology			0

Telecommunications (0.0%)
American Tower Corp. - Warrants	—	100	2
IWO Holdings, Inc. 144A	—	50	0

Total Telecommunications			2

Total Warrants			60

Total Domestic Common Stocks and Warrants (Cost: $67,440)			77,157

Foreign Common Stocks (16.8%)
Basic Materials (1.0%)
BASF AG	Germany	3,600	256
CRH PLC	Ireland	8,721	230
Italian-Thai Development PCL	Thailand	258,700	68
K+S AG	Germany	4,395	247
Kajima Corp.	Japan	38,000	157
Koninklijke BAM Groep NV	Netherlands	1,810	107
Nippon Steel Corp.	Japan	86,000	218
Sino Thai Engineering & Construction PCL	Thailand	196,400	57
Sino Thai Engineering & Construction PCL - Warrants	Thailand	32,733	3
Sumitomo Chemical Co., Ltd.	Japan	44,000	218
* Syngenta AG	Switzerland	2,725	286
* Umicore-Strip VVPR	Belgium	75	0
Wienerberger AG	Austria	5,576	254

Total Basic Materials			2,101

Conglomerates (0.3%)
Grupo Ferrovial SA	Spain	7,515	427
Nomura TOPIX Exchange Traded Fund	Japan	23,300	260

Total Conglomerates			687

Consumer Cyclical (3.0%)
Bridgestone Corp.	Japan	11,000	203
Carnival Corp.	Panama	4,895	253
Entergisul Co., Ltd.	Korea	4,767	115
Esprit Holdings, Ltd.	Hong Kong	58,000	396
Hilton Group PLC	United Kingdom	32,385	184
Hyundai Motor Co.	Korea	5,050	274
Intercontinental Hotels Group PLC	United Kingdom	7,287	85
Lagardere S.C.A.	France	3,180	241
Lottomatica SPA	Italy	6,160	224
Mediaset SPA	Italy	15,620	225
Next PLC	United Kingdom	15,925	478
NHK Spring Co., Ltd.	Japan	26,000	182
Nobia AB	Sweden	16,335	310
Nokian Renkaat OYJ	Finland	1,915	309
OPAP SA	Greece	9,925	291
Porsche AG	Germany	300	219
Punch Taverns PLC	United Kingdom	25,640	333
Ryohin Keikaku Co., Ltd.	Japan	4,400	218
Signet Group PLC	United Kingdom	102,790	209
Square Enix Co., Ltd.	Japan	7,600	234
Swatch Group AG	Switzerland	1,740	240
Techtronic Industries Co.	Hong Kong	121,500	268
* Urbi Desarrollos Urbanos SA	Mexico	22,815	114
USS Co., Ltd.	Japan	2,510	195
* Vivendi Universal SA	France	6,465	199
Wal-Mart de Mexico SA de CV	Mexico	53,585	188
Wolseley PLC	United Kingdom	11,000	230

Total Consumer Cyclical			6,417

Consumer Non-Cyclical (1.3%)
* Cott Corp., ADR	Canada	5,910	143
Metro AG	Germany	4,000	215
Natura Cosmeticos SA	Brazil	8,020	216
Nestle SA	Switzerland	775	213
Nong Shim Co., Ltd.	Korea	670	191
Puma AG	Germany	1,105	276
Reckitt Benckiser PLC	United Kingdom	8,210	261
* Royal Numico NV	Netherlands	5,975	245
SABMiller PLC	United Kingdom	11,965	187
Swedish Match AB	Sweden	28,400	350
Tesco PLC	United Kingdom	56,825	340

Total Consumer Non-Cyclical			2,637

Energy (1.0%)
* APL ASA	Norway	950	8
* Awilco Offshore ASA	Norway	20,735	72
BG Group PLC	United Kingdom	39,560	307
BP PLC, ADR	United Kingdom	20,410	212
EnCana Corp.	Canada	4,575	318
Eni SPA	Italy	10,845	282
Technip SA	France	1,598	268
* TGS Nopec Geophysical Co. ASA	Norway	3,990	118
Total SA	France	805	189

* Western Oil Sands, Inc.	Canada	6,450	296

Total Energy			2,070

Financials (4.1%)
* Admiral Group PLC	United Kingdom	29,085	192
Aktiv Kapital ASA	Norway	2,435	45
Allianz AG	Germany	1,790	228
Alpha Bank AE	Greece	8,162	276
AMP, Ltd.	Australia	46,105	253
Anglo Irish Bank Corp. PLC	Ireland	24,983	627
Banca Fideuram SPA	Italy	25,245	129
* Banco Espanol de Credito SA	Spain	17,175	270
Banco Popolare di Verona e Novara Scrl	Italy	14,250	267
Bangkok Bank PCL	Thailand	31,400	90
Bank of Yokohama	Japan	39,000	238
BNP Paribas	France	3,205	228
The Chiba Bank, Ltd.	Japan	33,000	214
Credit Saison Co., Ltd.	Japan	6,000	217
Credit Suisse Group	Switzerland	5,600	241
DNB NOR ASA	Norway	28,030	287
Erste Bank Der Oester	Austria	7,435	390
Fondiaria - Sai SPA	Italy	8,560	238
ForeningsSparbanken AB	Sweden	10,055	238
Hansabank, Ltd.	Estonia	1,400	25
HSBC Holdings PLC	Hong Kong	13,453	214
ING Groep NV	Netherlands	9,120	276
* iShares MSCI EAFE Index Fund	-	6,420	1,020
Kookmin Bank	Korea	5,240	234
Man Group PLC	United Kingdom	7,195	187
Manulife Financial Corp.	Canada	4,665	224
MPC Muenchmeyer Petersen Capital AG	Germany	710	49
OTP Bank Rt.	Hungary	12,290	421
Prudential PLC	United Kingdom	11,920	114
PT Bank Rakyat Indonesia	Indonesia	695,500	209
Royal Bank of Scotland Group PLC	United Kingdom	6,666	212
Storebrand ASA	Norway	32,240	294

Total Financials			8,147

Health Care (1.3%)
* Capio AB	Sweden	14,930	227
CSL, Ltd.	Australia	10,435	276
* Elekta AB	Sweden	5,995	217
GN Store Nord	Denmark	19,955	230
Nobel Biocare Holding AG	Switzerland	1,560	328
Novartis AG	Switzerland	4,220	198
Roche Holding AG	Switzerland	2,450	264
Schwarz Pharma AG	Germany	6,085	269
Smith & Nephew PLC	United Kingdom	24,785	233
Stada Arzneimittel AG	Germany	7,865	249
Synthes, Inc.	Switzerland	2,095	234

Total Health Care			2,725

Industrial Goods (1.8%)
Adecco SA	Switzerland	4,080	225
Atlas Copco AB	Sweden	5,675	273
Capita Group PLC	United Kingdom	38,430	273
Chiyoda Corp.	Japan	33,000	344
Cobham Group PLC	United Kingdom	6,325	167
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	13,590	256
* Deutz AG	Germany	14,940	73
Hays PLC	United Kingdom	95,445	240
Intertek Group PLC	United Kingdom	4,540	66
Keyence Corp.	Japan	900	209

Kubota Corp.	Japan	51,000	273
Meggitt PLC	United Kingdom	44,343	221
Metso OYJ	Finland	6,615	119
Neopost SA	France	3,725	323
Vinci SA	France	2,690	388
Volvo AB	Sweden	5,110	227

Total Industrial Goods			3,677

Technology (1.9%)
* Axalto Holding NV	France	8,400	277
Canon, Inc.	Japan	4,100	220
* Cap Gemini SA	France	6,290	220
Dassault Systemes SA	France	3,795	180
* Ericsson LM - B Shares	Sweden	91,525	259
Fuji Photo Film Co., Ltd.	Japan	5,400	198
* Gresham Computing PLC	United Kingdom	35,775	195
Hoya Corp.	Japan	1,900	210
Indra Sistemas SA	Spain	14,715	265
Infosys Technologies, Ltd.	India	6,217	323
* Jusung Engineering Co., Ltd.	Korea	16,040	205
* Kontron AG	Germany	26,281	247
Nidec Corp.	Japan	2,000	249
Siemens AG	Germany	2,665	211
Tandberg ASA	Norway	17,915	188
* Tandberg Television ASA	Norway	19,560	246
Telechips, Inc.	Korea	5,365	91

Total Technology			3,784

Telecommunications (0.5%)
* Jupiter Telecommunications Co., Ltd.	Japan	124	99
* Mobistar SA	Belgium	3,930	347
Telefonica SA	Spain	13,355	233
Telenor ASA	Norway	22,710	205
Vodafone Group PLC, ADR	United Kingdom	66,765	177

Total Telecommunications			1,061

Transportation (0.3%)
Canadian National Railway Co.	Canada	4,145	263
Fraport AG	Germany	4,320	178
* Golar LNG, Ltd.	Norway	4,265	54
Kamigumi Co., Ltd.	Japan	25,000	209

Total Transportation			704

Utilities (0.3%)
Iberdrola SA	Spain	11,420	299
RWE AG	Germany	3,775	229

Total Utilities			528

Total Foreign Common Stocks (Cost: $25,760)			34,538

Revenue Bonds (0.2%)

Municipal Bonds - Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Tennessee Metropolitan Government, 0.00%, 6/1/21, RB		850,000	385

Total Revenue Bonds (Cost: $375)			385

Investment Grade Bonds (11.8%)

Aircraft (0.1%)
Lockheed Martin Corp., 8.50%, 12/1/29	—	130,000	176

Total Aircraft			176

Auto Related (0.5%)
American Honda Finance, 4.50%, 5/26/09 144A	—	350,000	349
Ford Motor Credit Co., 5.70%, 1/15/10	—	105,000	99
Ford Motor Credit Co., 7.375%, 10/28/09	—	155,000	156
General Motors Acceptance Corp., 5.625%, 5/15/09	—	200,000	182
General Motors Acceptance Corp., 6.75%, 12/1/14	—	110,000	95
General Motors Corp., 8.375%, 7/15/33	—	200,000	171

Total Auto Related			1,052

Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 7.45%, 7/16/31	—	190,000	172

Total Automobiles And Other Motor Vehicles			172

Autos/Vehicle Parts (0.0%)
Dana Corp., 5.85%, 1/15/15 144A	—	95,000	84

Total Autos/Vehicle Parts			84

Bank Holding Companies (0.1%)
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	—	255,000	244

Total Bank Holding Companies			244

Beverages, Malt Beverages (0.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	—	23,000	27
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	—	125,000	128
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	—	75,000	76
PepsiAmericas, Inc., 4.875%, 1/15/15	—	150,000	146

Total Beverages, Malt Beverages			377

Cable and Other Pay Television Services (0.3%)
Comcast Corp., 5.30%, 1/15/14	—	250,000	247
Echostar Corp., 6.375%, 10/1/11	—	195,000	191
Time Warner Entertainment Co., 8.375%, 7/15/33	—	85,000	107

Total Cable and Other Pay Television Services			545

Commercial Banks (1.2%)
Bank of America Corp., 5.375%, 6/15/14	—	35,000	36
The Bank of New York Co., Inc., 4.95%, 3/15/15	—	285,000	281
Bank One Corp., 5.25%, 1/30/13	—	250,000	252
Citigroup, Inc., 4.50%, 7/29/09	—	160,000	158
Compass Bank, 5.50%, 4/1/20	—	155,000	155
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	—	199,000	199
PNC Bank NA, 5.25%, 1/15/17	—	135,000	133
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	—	85,000	85

Royal Bank of Scotland Group PLC, 5.05%, 1/8/15	—	350,000	347
UnionBanCal Corp., 5.25%, 12/16/13	—	350,000	347
US Bank NA, 4.95%, 10/30/14	—	180,000	178
Wachovia Bank NA, 4.80%, 11/1/14	—	140,000	136
Wachovia Bank NA, 4.875%, 2/1/15	—	90,000	88
Wells Fargo & Co., 4.20%, 1/15/10	—	250,000	244

Total Commercial Banks			2,639

Consumer Non-Cyclical (0.3%)
The Clorox Co., 4.20%, 1/15/10 144A	—	190,000	187
The Gillette Co., 2.50%, 6/1/08	—	350,000	334

Total Consumer Non-Cyclical			521

Crude Petroleum and Natural Gas (0.4%)
Conoco Funding Co., 6.35%, 10/15/11	—	335,000	366
Kerr-McGee Corp., 6.95%, 7/1/24	—	90,000	92
Kerr-McGee Corp., 7.875%, 9/15/31	—	35,000	39
Occidental Petroleum, 4.00%, 11/30/07	—	120,000	118
Occidental Petroleum, 10.125%, 9/15/09	—	120,000	143
XTO Energy, Inc., 5.00%, 1/31/15	—	165,000	162

Total Crude Petroleum and Natural Gas			920

Data Processing and Preparation (0.2%)
First Data Corp., 3.90%, 10/1/09	—	360,000	350

Total Data Processing and Preparation			350

Eating Places (0.1%)
McDonald’s Corp., 3.875%, 8/15/07	—	110,000	109
McDonald’s Corp., 5.375%, 4/30/07	—	90,000	92

Total Eating Places			201

Electric Services (1.4%)
Consumer Energy Co., 4.80%, 2/17/09	—	310,000	310
FPL Group Capital, Inc., 4.086%, 2/16/07	—	195,000	195
Indiana Michigan Power, 5.05%, 11/15/14	—	160,000	157
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	—	75,000	73
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	—	200,000	196
Oncor Electric Delivery, 6.375%, 1/15/15	—	70,000	75
PacifiCorp, 5.45%, 9/15/13	—	240,000	247
Peco Energy Co., 4.75%, 10/1/12	—	1,000,000	995
PPL Electric Utilities Corp., 4.30%, 6/1/13	—	375,000	354
Public Service Electric & Gas Corp., 5.00%, 1/1/13	—	100,000	100
Puget Energy, Inc., 3.363%, 6/1/08	—	115,000	111
Virginia Electric & Power Co., 5.25%, 12/15/15	—	190,000	190

Total Electric Services			3,003

Electrical Equipment and Supplies (0.1%)
Cooper Industries, Inc., 5.50%, 11/1/09	—	200,000	206

Total Electrical Equipment and Supplies			206

Electronic Components and Accessories (0.2%)
Raytheon Co., 5.50%, 11/15/12	—	305,000	315

Total Electronic Components and Accessories			315

Electronic Computers (0.5%)
Hewlett-Packard Co., 6.50%, 7/1/12	—	1,000,000	1,091

Total Electronic Computers			1,091

Federal Savings Institutions (0.3%)
Washington Mutual, Inc., 5.00%, 3/22/12	—	255,000	254
World Savings Bank FSB, 4.125%, 12/15/09	—	345,000	336

Total Federal Savings Institutions			590

Finance Services (0.2%)
Household Finance Corp., 4.125%, 11/16/09	—	195,000	190
International Lease Finance Corp., 4.75%, 1/13/12	—	255,000	247

Total Finance Services			437

Fire, Marine and Casualty Insurance (0.8%)
Berkshire Hathaway Finance, 3.40%, 7/2/07	—	250,000	246
Berkshire Hathaway Finance, 4.85%, 1/15/15 144A	—	510,000	499
Berkley (WR) Corp., 9.875%, 5/15/08	—	600,000	690
Progressive Corp., 6.375%, 1/15/12	—	130,000	140

Total Fire, Marine and Casualty Insurance			1,575

Food and Kindred Products (0.1%)
Albertson’s, Inc., 7.50%, 2/15/11	—	255,000	283

Total Food and Kindred Products			283

Forest Products (0.1%)
Weyerhaeuser Co., 7.375%, 3/15/32	—	195,000	228

Total Forest Products			228

Gas Transmission And Distribution (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	—	230,000	225

Total Gas Transmission And Distribution			225

Health Care (0.1%)
Coventry Health Care, Inc., 6.125%, 1/15/15 144A	—	155,000	155

Total Health Care			155

Media (0.7%)
Time Warner, Inc., 6.875%, 5/1/12	—	165,000	180
Viacom, Inc., 5.625%, 5/1/07	—	1,000,000	1,024
Viacom, Inc., 7.875%, 7/30/30	—	160,000	190

Total Media			1,394

Miscellaneous Business Credit Institutions (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	—	350,000	343

Total Miscellaneous Business Credit Institutions			343

Personal Credit Institutions (0.1%)
SLM Corp., 4.00%, 1/15/10	—	255,000	247

Total Personal Credit Institutions			247

Petroleum Refining (0.2%)
Amerada Hess Corp., 7.125%, 3/15/33	—	165,000	183
Valero Energy Corp., 4.75%, 6/15/13	—	165,000	161

Total Petroleum Refining			344

Pharmaceutical Preparations (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	—	260,000	247
Pfizer, Inc., 4.50% 2/15/14	—	25,000	24

Total Pharmaceutical Preparations			271

Phone Communications Except Radiophone (0.7%)
ALLTELL Corp., 4.656%, 5/17/07	—	100,000	101
BellSouth Corp., 5.20%, 9/15/14	—	330,000	326
Cingular Wireless LLC, 7.125%, 12/15/31	—	130,000	146
SBC Communications, Inc., 5.10%, 9/15/14	—	125,000	122
Sprint Capital Corp., 8.375%, 3/15/12	—	335,000	391
Telecom Italia Capital, 4.95%, 9/30/14 144A	—	50,000	48
Verizon Global Funding Corp., 4.375%, 6/1/13	—	335,000	318

Total Phone Communications Except Radiophone			1,452

Railroads, Line-Haul Operating (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	—	240,000	251
Union Pacific Corp., 3.875%, 2/15/09	—	240,000	233
Union Pacific Corp., 7.375%, 9/15/09	—	240,000	263

Total Railroads, Line-Haul Operating			747

Real Estate Investment Trusts (0.4%)
ERP Operating LP, 5.25%, 9/15/14	—	300,000	295
First Industrial LP, 5.25%, 6/15/09	—	50,000	50
Istar Financial, Inc. 5.15%, 3/1/12	—	390,000	378

Total Real Estate Investment Trusts			723

Retail-Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	—	320,000	334
Home Depot, Inc., 3.75%, 9/15/09	—	290,000	281
Limited Brands, Inc., 6.95%, 3/1/33	—	125,000	129
Safeway, Inc., 6.50%, 3/1/11	—	255,000	270

Total Retail-Retail Stores			1,014

Savings Institutions Except Federal (0.2%)
U.S. Central Credit Union, 2.75%, 5/30/08	—	350,000	335

Total Savings Institutions Except Federal			335

Security Brokers and Dealers (0.7%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	—	190,000	190
Goldman Sachs Group, Inc., 5.15%, 1/15/14	—	350,000	344
Lehman Brothers Holdings, 4.25%, 1/27/10	—	330,000	321
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	—	300,000	291
Morgan Stanley, 5.30%, 3/1/13	—	325,000	327

Total Security Brokers and Dealers			1,473

Television Broadcasting Stations (0.2%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	—	170,000	162
Clear Channel Communications, Inc., 5.50%, 12/15/16	—	215,000	200

Total Television Broadcasting Stations			362

Total Investment Grade Bonds (Cost: $24,679)			24,094

Government and Agency Bonds (9.8%)

Federal Government and Agencies (9.8%)
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	—	91,202	93
US Treasury, 3.375%, 2/28/07	—	2,440,000	2,422
(e) BECCS, 14.00%, 11/15/11	—	500,000	469
Federal Home Loan Bank, 6.00%, 5/13/13	—	200,000	197
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	—	295,821	290
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	—	491,755	492
Federal Home Loan Mortage Corp., 5.50%, 8/1/34	—	1,491,888	1,497
Federal Home Loan Mortage Corp., 6.50%, 5/1/34	—	96,418	100
Housing & Urban Development, 6.08%, 8/1/13	—	100,000	107
State of Israel, 7.25%, 12/15/28	—	350,000	396
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	—	1,000,000	757
US Treasury, 2.25%, 4/30/06	—	7,495,000	7,395
US Treasury, 2.875%, 11/30/06	—	3,550,000	3,502
US Treasury, 4.00%, 2/15/15	—	920,000	884
US Treasury, 5.375%, 2/15/31	—	1,255,000	1,368

Total Government and Agency Bonds (Cost: $20,169)			19,969

Mortgage and Asset Backed Securities (5.1%)

Federal Government and Agencies (5.0%)
Federal National Mortgage Association, 5.00%, 3/1/34	—	385,173	378
Federal National Mortgage Association, 5.00%, 11/1/34	—	1,268,801	1,241
Federal National Mortgage Association, 5.50%, 9/1/34	—	404,883	406
Federal National Mortgage Association, 5.50%, 10/1/34	—	775,697	777
Federal National Mortgage Association, 6.00%, 10/1/34	—	835,289	854
Federal National Mortgage Association, 6.00%, 11/1/34	—	1,029,946	1,053
Federal National Mortgage Association TBA, 4.5%, 3/1/20	—	649,000	633
Federal National Mortgage Association TBA, 5.00%, 5/1/20	—	848,000	845
Federal National Mortgage Association TBA, 5.00%, 5/1/35	—	1,072,000	1,045
Federal National Mortgage Association TBA, 5.5%, 3/1/35	—	1,145,000	1,145
Federal National Mortgage Association TBA, 6.00%, 3/1/35	—	1,443,000	1,475
Government National Mortgage Association TBA, 4.50%, 4/1/34	—	585,726	560

Total Federal Government and Agencies			10,412

International Affairs (0.1%)
Overseas Private Investment, 4.10%, 11/15/14	—	125,040	122

Total International Affairs			122

Total Mortgage and Asset Backed Securities (Cost: $10,606)			10,534

Below Investment Grade Bonds (7.0%)

Autos/Vehicle Parts (0.2%)
Accuride Corp., 8.50%, 2/1/15 144A	—	24,000	24
Affinia Group, Inc., 9.00%, 11/30/14 144A	—	105,000	97
Collins & Aikman Products, 10.75%, 12/31/11	—	16,000	13
Delco Remy International, Inc., 9.375%, 4/15/12	—	63,000	53
General Motors Corp., 8.375%, 7/15/33	—	120,000	102
HLI Operating Co., 10.50%, 6/15/10	—	87,000	81
Metaldyne Corp., 10.00%, 11/1/13 144A	—	75,000	68
Visteon Corp., 7.00%, 3/10/14	—	82,000	70

Total Autos/Vehicle Parts			508

Basic Materials (0.8%)
Chemicals (0.2%)
Crompton Corp., 9.875%, 8/1/12	—	31,000	35
BCP Caylux Holding, 9.625%, 6/15/14 144A	—	70,000	80
Borden US Financial/Nova Scotia, 9.00%, 7/15/14 144A	—	38,000	41
Huntsman LLC, 11.50%, 7/15/12 144A	—	50,000	59
Invista, 9.25%, 5/1/12 144A	—	130,000	142
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	—	100,000	111

Total			468

Metals/Mining (0.1%)
IMCO Recycling Escrow, 9.00%, 11/15/14 144A	—	100,000	105
Novelis Inc., 7.25%, 2/15/15 144A	—	122,000	120
Ryerson Tull, Inc., 8.25%, 12/15/11	—	81,000	77

Total			302

Packaging/Containers (0.3%)
AEP Industries Inc., 7.875%, 3/15/13 144A	—	70,000	70
Anchor Glass Container, 11.00%, 2/15/13	—	110,000	99
Graham Packaging Co., 9.875%, 10/15/14 144A	—	142,000	142
Owens-Brockway Glass Containers, 6.75%, 12/1/14 144A	—	66,000	65
Pliant Corp., 11.125%, 9/1/09	—	111,000	111

Total			487

Paper & Forest Products (0.2%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	—	104,000	102
Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 144A	—	60,000	59
Appleton Papers, Inc., 9.75%, 6/15/14	—	100,000	105
(c) JSG Holdings PLC, 11.50%, 10/1/15 144A	—	32,000	38
Neenah Paper, Inc., 7.375%, 11/15/14 144A	—	47,000	45
Smurfit-Stone Container, 8.375%, 7/1/12	—	50,000	52

Total			401

Total Basic Materials			1,658

Builders/Building Materials (0.3%)
Building Materials (0.2%)
Goodman Global Holdings, 7.875%, 12/15/12 144A	—	117,000	107

Ply Gem Industries, Inc., 9.00%, 2/15/12	—	124,000	117
THL BuildCo, Inc., 8.50%, 9/1/14	—	50,000	48
United Rentals North America, Inc., 7.00%, 2/15/14	—	212,000	194

Total			466

Home Builders (0.1%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	—	75,000	72
Technical Olympic USA, Inc., 9.00%, 7/1/10	—	50,000	52
William Lyon Homes, 7.50%, 2/15/14	—	75,000	69
William Lyon Homes, 7.625%, 12/15/12	—	32,000	30

Total			223

Total Builders/Building Materials			689

Capital Goods (0.4%)
Ames True Temper, Inc., 10.00%, 7/15/12	—	124,000	105
Amsted Industries, Inc., 10.25%, 10/15/11 144A	—	50,000	55
Bombardier Recreational, 8.375%, 12/15/13	—	25,000	27
Coleman Cable, Inc., 9.875%, 10/1/12 144A	—	70,000	71
Columbus McKinnon Corp., 10.00%, 8/1/10	—	50,000	54
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	—	120,000	129
Douglas Dynamics LLC, 7.75%, 1/15/12 144A	—	72,000	71
ITRON, Inc., 7.75%, 5/15/12 144A	—	75,000	75
(e) Standadyne Corp., 12.00%, 2/15/15 144A	—	160,000	93
Sup Essx Com & Essx Group, 9.00%, 4/15/12	—	110,000	112
Trimas Corp., 9.875%, 6/15/12	—	50,000	51

Total Capital Goods			843

Consumer Products/Retailing (1.2%)
Consumer Products (0.6%)
ALH Finance LLC, 8.50%, 1/15/13 144A	—	96,000	94
American Achievement Corp., 8.25%, 4/1/12	—	75,000	78
Amscan Holdings, Inc., 8.75%, 5/1/14	—	109,000	106
Coinmach Corp., 9.00%, 2/1/10	—	110,000	114
Hines Nurseries, Inc., 10.25%, 10/1/11	—	81,000	87
(e) Jostens Holding Corp., 10.25%, 12/1/13	—	75,000	55
Jostens IH Corp., 7.625%, 10/1/12	—	52,000	51
Playtex Products, Inc., 9.375%, 6/1/11	—	123,000	128
Rent-A-Center, 7.50%, 5/1/10	—	100,000	100
Samsonite Corp., 8.875%, 6/1/11	—	84,000	88
Sealy Mattress Co., 8.25%, 6/15/14	—	76,000	79
(e) Simmons Co., 10.00%, 12/15/14 144A	—	135,000	84

Total			1,064

Retail Food & Drug (0.2%)
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	—	181,000	176
Rite Aid Corp., 7.50%, 1/15/15 144A	—	104,000	100
Rite Aid Corp., 9.25%, 6/1/13	—	63,000	63
Stater Brothers Holdings, 8.125%, 6/15/12	—	101,000	97

Total			436

Retail Stores (0.1%)
Blockbuster, Inc., 9.00%, 9/1/12 144A	—	105,000	102
Finlay Fine Jewelry Corp., 8.375%, 6/1/12	—	44,000	42
Toys “R” Us, Inc., 7.625%, 8/1/11	—	100,000	94

Total			238

Textile/Apparel (0.3%)
Levi Strauss & Co., 9.75%, 1/15/15 144A	—	102,000	100
Oxford Industries, Inc., 8.875%, 6/1/11	—	118,000	125
Perry Ellis International, Inc., 8.875%, 9/15/13	—	116,000	119
Phillips Van Heusen Corp., 7.25%, 2/15/11	—	100,000	102
Phillips Van Heusen Corp., 8.125%, 5/1/13	—	50,000	52
Warnaco, Inc., 8.875%, 6/15/13	—	50,000	54

Total			552

Total Consumer Products/Retailing			2,290

Energy (0.2%)
Gas Pipelines/Oil Field Services (0.1%)
El Paso Production Holding, 7.75%, 6/1/13	—	125,000	126
Harvest Operations Corp., 7.875%, 10/15/11	—	29,000	29
Parker Drilling Co., 9.625%, 10/1/13	—	75,000	83

Total			238

Oil & Gas Exploration/Production (0.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	—	58,000	57
Range Resources Corp., 6.375%, 3/15/15 144A	—	72,000	69
Stone Energy Corp., 6.75%, 12/15/14	—	48,000	47

Total			173

Oil Refining & Marketing (0.0%)
United Refining Co., 10.50%, 8/15/12	—	28,000	28

Total			28

Total Energy			439

Financials (0.4%)
Financials Services (0.3%)
Dollar Financial Group, 9.75%, 11/15/11	—	75,000	80
Dow Jones Credit Derivative High Yield, 7.75%, 12/29/09 144A	—	350,000	341
LaBranche and Co., 11.00%, 5/15/12	—	63,000	67
Refco Finance Holdings, 9.00%, 8/1/12 144A	—	100,000	106

Total			594

Insurance (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	—	50,000	56
Fairfax Financial Holdings, 7.75%, 4/26/12	—	115,000	111

Total			167

Total Financials			761

Foods (0.4%)
Food/Beverage/Tobacco (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	—	58,000	60
Chiquita Brands International, 7.50%, 11/1/14	—	86,000	86
Del Monte Corp., 6.75%, 2/15/15 144A	—	30,000	29
Gold Kist, Inc., 10.25%, 3/15/14	—	39,000	44
Land O Lakes, Inc., 9.00%, 12/15/10	—	92,000	99
Merisant Co., 9.50%, 7/15/13 144A	—	75,000	65
North Atlantic Trading, 9.25%, 3/1/12	—	50,000	38

Pinnacle Foods Holding, 8.25%, 12/1/13	—	65,000	56
Standard Commercial Corp., 8.00%, 4/15/12	—	92,000	106

Total			583

Restaurants (0.1%)
Buffets, Inc., 11.25%, 7/15/10	—	118,000	124
Uno Restaurant Corp., 10.00%, 2/15/11 144A	—	95,000	95

Total			219

Total Foods			802

Gaming/Leisure/Lodging (0.6%)
Gaming (0.3%)
American Casino & Entertainment, 7.85%, 2/1/12	—	50,000	52
Herbst Gaming, Inc., 7.00%, 11/15/14 144A	—	30,000	30
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	—	50,000	41
Inn of the Mountain Gods, 12.00%, 11/15/10	—	68,000	80
Majestic Star Casino LLC, 9.50%, 10/15/10	—	129,000	135
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	—	95,000	94
River Rock Entertainment, 9.75%, 11/1/11	—	75,000	82
Wheeling Island Gaming, 10.125%, 12/15/09	—	75,000	81
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	—	120,000	114

Total			709

Leisure (0.2%)
Intrawest Corp., 7.50%, 10/15/13	—	53,000	53
LCE Acquisition Corp., 9.00%, 8/1/14 144A	—	133,000	132
Six Flags, Inc., 9.75%, 4/15/13	—	50,000	47
Universal City Development Corp., 11.75%, 4/1/10	—	44,000	50
Universal City Florida, 8.375%, 5/1/10 144A	—	148,000	150

Total			432

Lodging (0.1%)
Corrections Corp. of America, 6.25%, 3/15/13 144A	—	136,000	131

Total			131

Total Gaming/Leisure/Lodging			1,272

Health Care/Pharmaceuticals (0.5%)
Alliance Imaging, Inc., 7.25%, 12/15/12 144A	—	78,000	74
Carriage Services, Inc., 7.875%, 1/15/15 144A	—	72,000	72
Davita, Inc., 7.25%, 3/15/15 144A	—	115,000	113
General Nutrition Center Corp., 8.50%, 12/1/10	—	150,000	128
Iasis Healthcare Corp., 8.75%, 6/15/14	—	104,000	108
Medcath Holdings Corp., 9.875%, 7/15/12	—	87,000	94
Omega Healthcare Investors, 7.00%, 4/1/14	—	50,000	50
Tenet Healthcare Corp., 9.875%, 7/1/14	—	76,000	79
Universal Hospital Service, 10.125%, 11/1/11	—	50,000	51
US Oncology, Inc., 9.00%, 8/15/12 144A	—	60,000	63
Vanguard Health Holding II, 9.00%, 10/1/14	—	145,000	152
Ventas Realty L.P., 9.00%, 5/1/12	—	50,000	57
General Nutrition Center Corp., 8.625%, 1/15/11 144A	—	48,000	45

Total Health Care/Pharmaceuticals			1,086

Media (0.6%)

Broadcasting (0.0%)
Sinclair Broadcast Group, 8.00%, 3/15/12	—	57,000	58

Total			58

Cable/Satellite (0.5%)
Cablevision Systems Corp., 8.00%, 4/15/12 144A	—	125,000	128
CSC Holdings, Inc., 7.625%, 4/1/11	—	75,000	78
Echostar DBS Corp., 6.625%, 10/1/14 144A	—	150,000	145
Insight Midwest, 9.75%, 10/1/09	—	50,000	52
Intelsat Bermuda Ltd., 8.25%, 1/15/13 144A	—	90,000	91
Intelsat Bermuda Ltd., 8.625%, 1/15/15 144A	—	24,000	24
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	—	100,000	111
MediaCom LLC, 9.50%, 1/15/13	—	75,000	75
New Skies Satellites NV, 9.125%, 11/1/12 144A	—	60,000	61
NTL Cable PLC, 8.75%, 4/15/14 144A	—	50,000	54
Panamsat Corp., 9.00%, 8/15/14	—	83,000	88
(e) Panamsat Holding Corp., 10.375%, 11/1/14 144A	—	58,000	38
Rogers Cable, Inc., 6.25%, 6/15/13	—	52,000	50
Rogers Cable, Inc., 6.75%, 3/15/15	—	70,000	69

Total			1,064

Publishing (0.1%)
Dex Media, Inc., 8.00%, 11/15/13	—	50,000	52
WDAC Subsidiary Corp., 8.375%, 12/1/14 144A	—	70,000	65

Total			117

Total Media			1,239

Real Estate (0.1%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	—	135,000	134

Total Real Estate			134

Services (0.2%)
Environmental Services (0.1%)
Allied Waste North America, 7.375%, 4/15/14	—	27,000	24
Allied Waste North America, 7.25%, 3/15/15 144A	—	200,000	191

Total			215

Services-Other (0.1%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	—	50,000	50
Knowledge Learning Center, 7.75%, 2/1/15 144A	—	95,000	92
Petro Stopping Center, 9.00%, 2/15/12	—	75,000	77
Rural/Metro Corp., 9.875%, 3/15/15 144A	—	50,000	51

Total			270

Total Services			485

Technology (0.1%)
Amkor Technologies, Inc., 7.125%, 3/15/11	—	75,000	63
Stats Chippac, Inc., 6.75%, 11/15/11 144A	—	88,000	84
Xerox Corp., 7.20%, 4/1/16	—	47,000	48

Total Technology			195

Telecommunications (0.5%)
Telecommunications-Wireless (0.2%)
Alamosa Delaware, Inc., 8.50%, 1/31/12	—	50,000	52
Centennial Communications, 8.125%, 2/1/14	—	100,000	103
(e) IWO Escrow Co., 10.75%, 1/15/15 144A	—	57,000	36
Rogers Wireless, Inc., 6.375%, 3/1/14	—	62,000	60
Rogers Wireless, Inc., 7.25%, 12/15/12	—	48,000	49
Rogers Wireless, Inc., 8.00%, 12/15/12	—	29,000	30

Total			330

Telecommunications-Wireline (0.3%)
AT&T Corp., 8.75%, 11/15/31	—	116,000	141
Citizens Communications, 9.00%, 8/15/31	—	116,000	121
GCI, Inc., 7.25%, 2/15/14	—	50,000	49
MCI, Inc., 7.735%, 5/1/14	—	170,000	186
Qwest Communications International - Series B, 7.50%, 11/1/08	—	25,000	24
Qwest Corp., 7.875%, 9/1/11 144A	—	80,000	82
Qwest Services Corp., Inc., 13.50%, 12/15/10 144A	—	48,000	56

Total			659

Total Telecommunications			989

Transportation (0.3%)
Laidlaw International, Inc., 10.75%, 6/15/11	—	28,000	32
OMI Corp., 7.625%, 12/1/13	—	75,000	78
Progress Rail, 7.75%, 4/1/12 144A	—	55,000	55
Ship Finance International, Ltd., 8.50%, 12/15/13	—	150,000	148
Stena AB, 7.50%, 11/1/13	—	100,000	99
Stena AB, 9.625%, 12/1/12	—	50,000	55
TFM SA DE C V, 12.50%, 6/15/12	—	50,000	57

Total Transportation			524

Utilities (0.2%)
Aquila, Inc., 9.95%, 2/1/11	—	70,000	78
Midwest Generation LLC, 8.75%, 5/1/34	—	60,000	67
NRG Energy, Inc., 8.00%, 12/15/13 144A	—	20,000	21
Reliant Energy, Inc., 6.75%, 12/15/14	—	59,000	55
Sierra Pacific Resources, 8.625%, 3/15/14	—	75,000	80
Utilicorp Canada Finance, 7.75% 6/15/11	—	58,000	60

Total Utilities			361

Total Below Investment Grade Bonds (Cost: $14,336)			14,275

Money Market Investments (14.3%)
Federal Government and Agencies (14.3%)
(b) Federal Home Loan, 2.72%, 4/19/05	—	9,000,000	8,988
(b) Federal Home Loan Bank, 2.69%, 4/13/05	—	18,700,000	18,683
Federal Home Loan Bank, 2.90%, 6/30/05	—	1,500,000	1,489

Total Money Market Investments (Cost: $29,160)			29,160

Total Investments (102.7%) (Cost $192,525)(a)			210,112

Other Assets, Less Liabilities (-2.7%)			(5,566)

Total Net Assets (100.0%)			$204,546

*	Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities (in thousands) was $7,575, representing 3.70% of the net assets.

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $192,525 and the net unrealized appreciation of investments based on that cost was $17,587 which is comprised of $20,991 aggregate gross unrealized appreciation and $3,404 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Total Notional Value at March 31, 2005, $3,273 )	(30)	6/05	$(5)
S&P 500 Index Futures (Total Notional Value at March 31, 2005, $15,478 )	51	6/05	$(383)
US Long Bond (CBT) Commodity Future (Total Notional Value at March 31, 2005, $1,699 )	15	6/05	$(29)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	Euro Foreign Bond

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Revenue Bonds (0.2%)

Municipal Bonds - Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of	9,800,000	$4,438
The Metropolitan Government, 0.00%, 6/1/21, RB

Total Revenue Bonds (Cost: $4,322)		4,438

Corporate Bonds (20.1%)

Aircraft (0.1%)
Lockheed Martin Corp., 8.50%, 12/1/29	2,755,000	3,733

Total		3,733

Auto Related (0.7%)
American Honda Finance, 4.50%, 5/26/09 144A	6,180,000	6,166
Ford Motor Credit Co., 5.70%, 1/15/10	2,265,000	2,134
Ford Motor Credit Co., 7.375%, 10/28/09	3,485,000	3,500
General Motors Acceptance Corp., 5.625%, 5/15/09	4,500,000	4,105
General Motors Acceptance Corp., 6.75%, 12/1/14	2,420,000	2,090
Toyota Motor Credit Corp., 2.70%, 1/30/07	3,800,000	3,708

Total		21,703

Automobiles And Other Motor Vehicles (0.2%)
Ford Motor Co., 7.45%, 7/16/31	4,255,000	3,849
General Motors Corp., 8.375%, 7/15/33	3,285,000	2,811

Total		6,660

Autos/Vehicle Parts (0.1%)
Dana Corp., 5.85%, 1/15/15 144A	2,090,000	1,841

Total		1,841

Bank Holding Companies (1.0%)
Bank of America Corp., 7.875%, 5/16/05	2,800,000	2,816
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/05 144A	5,495,000	5,253
Citigroup, Inc., 6.50%, 2/7/06	2,700,000	2,760
Citigroup, Inc., 6.75%, 12/1/05	2,700,000	2,754
First Union Corp., 7.55%, 8/18/05	2,800,000	2,844
HBOS Treasury Services PLC, 2.95%, 12/30/05	4,050,000	4,032
Wells Fargo Bank, 6.20%, 12/1/05	4,100,000	4,159
Wells Fargo Bank, 6.875%, 4/1/06	3,600,000	3,693

Total		28,311

Beverages, Malt Beverages (1.1%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,800,000	5,025
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,051
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	8,975,000	9,159
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,244
Coca-Cola Enterprises, Inc., 5.75%, 3/15/11	10,000,000	10,503
PepsiAmericas, Inc., 4.875%, 1/15/15	3,175,000	3,108

Total		33,090

Broad Woven Fabric Mills, Manmade (0.0%)
(d) Polysindo International Finance, 11.375%, 6/15/06	6,500,000	683

Total		683

Cable and Other Pay Television Services (0.3%)
Comcast Corp., 5.30%, 1/15/14	3,750,000	3,709
Echostar Corp., 6.375%, 10/1/11	4,090,000	4,009
Time Warner Entertainment Co., 8.375%, 7/15/33	1,250,000	1,571

Total		9,289

Commercial Banks (2.7%)
Bank of America Corp., 5.375%, 6/15/14	4,550,000	4,623
Bank of America Corp., 7.40%, 1/15/11	2,668,000	3,008
The Bank of New York Co., Inc., 4.95%, 3/15/15	5,900,000	5,808
Bank One Corp., 5.25%, 1/30/13	5,000,000	5,040
BP Capital Markets PLC, 4.00%, 4/29/05	4,500,000	4,503
Citigroup, Inc., 4.50%, 7/29/09	5,200,000	5,121
Compass Bank, 5.50%, 4/1/20	3,135,000	3,129
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,217
PNC Bank NA, 5.25%, 1/15/17	4,465,000	4,399
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	1,905,000	1,913
Royal Bank of Scotland Group PLC, 5.05%, 1/8/15	7,980,000	7,918
UnionBanCal Corp., 5.25%, 12/16/13	800,000	796
US Bank NA, 4.95%, 10/30/14	4,725,000	4,665
Wachovia Bank NA, 4.80%, 11/1/14	4,685,000	4,545
Wachovia Bank NA, 4.875%, 2/1/15	2,010,000	1,956
Wells Fargo & Co., 4.20%, 1/15/10	7,500,000	7,333
Wells Fargo Bank, 6.45%, 2/1/11	4,850,000	5,265

Total		74,239

Consumer Non-Cyclical (0.4%)
The Clorox Co., 4.20%, 1/15/10 144A	4,240,000	4,167
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,771
Johnson & Johnson, Inc., 6.625%, 9/1/09	2,800,000	3,026

Total		11,964

Crude Petroleum and Natural Gas (0.7%)
Conoco Funding Co., 6.35%, 10/15/11	5,000,000	5,450
Kerr-McGee Corp., 6.95%, 7/1/24	1,915,000	1,966
Kerr-McGee Corp., 7.875%, 9/15/31	835,000	942
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,765
Occidental Petroleum, 8.45%, 2/15/29	1,900,000	2,561
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,859
XTO Energy, Inc., 5.00%, 1/31/15	2,500,000	2,447

Total		19,990

Data Processing and Preparation (0.3%)
First Data Corp., 3.90%, 10/1/09	8,400,000	8,155

Total		8,155

Eating Places (0.2%)
McDonald’s Corp., 3.875%, 8/15/07	2,900,000	2,874
McDonald’s Corp., 5.375%, 4/30/07	2,250,000	2,306

Total		5,180

Electric Services (2.1%)
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,585
FPL Group Capital, Inc., 4.086%, 2/16/07	4,390,000	4,379
Indiana Michigan Power, 5.05%, 11/15/14	3,660,000	3,582
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,685,000	1,649
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	4,785,000	4,682
Oncor Electric Delivery, 6.375%, 1/15/15	800,000	862
PacifiCorp, 5.45%, 9/15/13	15,540,000	16,022
Peco Energy Co., 4.75%, 10/1/12	7,925,000	7,878
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,775,000	4,508
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,500,000	1,500
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,379
Virginia Electric & Power Co., 5.25%, 12/15/15	3,645,000	3,640

Total		57,666

Electrical Equipment and Supplies (0.2%)
Cooper Industries, Inc., 5.50%, 11/1/09	5,100,000	5,260

Total		5,260

Electronic Components and Accessories (0.2%)
Raytheon Co., 5.50%, 11/15/12	6,584,000	6,800

Total		6,800

Electronic Computers (0.4%)
Hewlett-Packard Co., 5.50%, 7/1/07	6,000,000	6,158
Hewlett-Packard Co., 6.50%, 7/1/12	4,800,000	5,234

Total		11,392

Federal Government & Agencies (0.3%)
Federal Home Loan Bank, 1.58%, 5/20/05	7,900,000	7,884

Total		7,884

Federal Savings Institutions (0.4%)
Washington Mutual, Inc., 5.00%, 3/22/12	5,485,000	5,454
World Savings Bank FSB, 4.125%, 12/15/09	7,700,000	7,518

Total		12,972

Finance Services (0.6%)
Household Finance Corp., 4.125%, 11/16/09	4,400,000	4,278
Household Finance Corp., 6.50%, 1/24/06	7,108,000	7,260
International Lease Finance Corp., 4.75%, 1/13/12	5,545,000	5,375

Total		16,913

Fire, Marine and Casualty Insurance (0.8%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,949
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,463
Berkshire Hathaway Finance, 4.85%, 1/15/15 144A	11,120,000	10,886
Progressive Corp., 6.375%, 1/15/12	4,540,000	4,897

Total		23,195

Food and Kindred Products (0.2%)
Albertson’s, Inc., 7.50%, 2/15/11	5,485,000	6,079

Total		6,079

Forest Products (0.2%)
Weyerhaeuser Co., 7.375%, 3/15/32	4,080,000	4,770

Total		4,770

Gas Transmission And Distribution (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	3,585,000	3,505

Total		3,505

Health Care (0.1%)
Coventry Health Care, Inc., 6.125%, 1/15/15 144A	3,310,000	3,306

Total		3,306

Media (0.6%)
Time Warner, Inc., 6.875%, 5/1/12	2,500,000	2,730
Viacom, Inc., 5.625%, 5/1/07	11,400,000	11,668
Viacom, Inc., 7.875%, 7/30/30	3,525,000	4,187

Total		18,585

Personal Credit Institutions (0.2%)
SLM Corp., 4.00%, 1/15/10	5,560,000	5,393

Total		5,393

Petroleum Refining (0.2%)
Amerada Hess Corp., 7.125%, 3/15/33	2,500,000	2,780
Valero Energy Corp., 4.75%, 6/15/13	2,500,000	2,437

Total		5,217

Pharmaceutical Preparations (0.7%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,555
Pfizer, Inc., 4.50%, 2/15/14	535,000	519

Pfizer, Inc., 5.625%, 2/1/06	7,175,000	7,280
Pfizer, Inc., 5.625%, 4/15/09	4,125,000	4,282
Pharmacia Corp, 5.75%, 12/1/05	4,480,000	4,545

Total		20,181

Phone Communications Except Radiophone (1.0%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,264
BellSouth Corp., 5.20%, 9/15/14	5,010,000	4,956
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	3,072
SBC Communications, Inc., 5.10%, 9/15/14	5,500,000	5,361
Sprint Capital Corp., 8.375%, 3/15/12	5,000,000	5,843
Telecom Italia Capital, 4.95%, 9/30/14 144A	2,200,000	2,107
Verizon Global Funding Corp., 4.375%, 6/1/13	5,000,000	4,746

Total		28,349

Radio, TV Electronic Stores (0.2%)
RadioShack Corp., 7.375%, 5/15/11	6,390,000	7,213

Total		7,213

Railroads, Line-Haul Operating (0.6%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,860
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,437
Union Pacific Corp., 7.375%, 9/15/09	5,600,000	6,137

Total		17,434

Real Estate Investment Trusts (0.5%)
ERP Operating LP, 5.25%, 9/15/14	5,000,000	4,920
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,944
Istar Financial, Inc., 5.15%, 3/1/12	8,215,000	7,947

Total		14,811

Retail-Retail Stores (0.8%)
Federated Department Stores, 6.30%, 4/1/09	6,785,000	7,094
Home Depot, Inc., 3.75%, 9/15/09	6,720,000	6,508
Limited Brands, Inc., 6.95%, 3/1/33	4,118,000	4,236
Safeway, Inc., 6.50%, 3/1/11	5,475,000	5,802

Total		23,640

Savings Institutions Except Federal (0.1%)
U.S. Central Credit Union, 2.75%, 5/30/08	3,950,000	3,782

Total		3,782

Security Brokers and Dealers (1.5%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	5,900,000	5,894
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	5,400,000	5,532
Goldman Sachs Group, Inc., 5.15%, 1/15/14	6,800,000	6,696
Lehman Brothers Holdings, 4.25%, 1/27/10	7,190,000	7,000
Merrill Lynch & Co, 3.08%, 3/17/06	3,240,000	3,242
Merrill Lynch & Co, 7.00%, 3/15/06	5,400,000	5,541
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	6,700,000	6,493
Morgan Stanley, 5.30%, 3/1/13	4,000,000	4,023

Total		44,421

Television Broadcasting Stations (0.3%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	3,835,000	3,662
Clear Channel Communications, Inc., 5.50%, 12/15/16	4,765,000	4,435

Total		8,097

Total Corporate Bonds (Cost: $596,692)		581,703

Government (Domestic and Foreign) and Agency Bonds (10.8%)

Federal Government & Agencies (10.8%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,607
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,326
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,395
(e) BECCS, 14.00%, 11/15/11	8,400,000	7,876
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,221
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,507
Federal Home Loan Mortage Corp., 5.00%, 10/1/19	4,357,745	4,362
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	4,141,498	4,058
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,869,635	1,909
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	1,573,221	1,642
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	3,856,949	4,003
Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	876,634	942
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,256
State of Israel, 7.25%, 12/15/28	5,200,000	5,883
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,620
US Treasury, 2.25%, 4/30/06	98,430,000	97,119
(f) US Treasury, 2.50%, 10/31/06	77,069,000	75,660
(f) US Treasury, 2.875%, 11/30/06	43,100,000	42,514
US Treasury, 4.00%, 2/15/15	1,765,000	1,696
US Treasury, 4.25%, 11/15/14	970,000	950
(f) US Treasury, 5.375%, 2/15/31	12,712,000	13,855

Total Government (Domestic and Foreign) and Agency Bonds (Cost: $312,059)		312,401

Mortgage-Backed and Asset Backed Securities (11.0%)

Boat Dealers (0.0%)
Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14	156,720	157

Total		157

Commercial Mortgages (0.8%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	19,032,295	1,084
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,500,000	2,630
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06	6,162,847	6,235
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	5,700,000	6,139
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	220,735,871	6,183
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	12,812,225	204
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A	26,219,591	1,131
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO	9,527,659	222
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	1,800,000	180

Total		24,008

Federal Government & Agencies (9.2%)
Federal National Mortgage Association, 4.00%, 6/1/19	1,957,076	1,875
Federal National Mortgage Association, 4.50%, 8/1/19	2,002,214	1,959

Federal National Mortgage Association, 5.00%, 3/1/34	13,357,585	13,097
Federal National Mortgage Association, 5.50%, 9/1/34	14,289,993	14,321
Federal National Mortgage Association, 5.97%, 10/1/08	1,571,656	1,630
Federal National Mortgage Association, 6.00%, 11/1/34	7,787,953	7,962
Federal National Mortgage Association, 6.24%, 2/1/06	4,452,406	4,488
Federal National Mortgage Association, 6.265%, 10/1/08	5,264,073	5,504
Federal National Mortgage Association, 6.34%, 2/1/08	3,708,723	3,853
Federal National Mortgage Association, 6.75%, 11/1/07	753,574	787
Federal National Mortgage Association, 6.75%, 4/25/18	4,085,805	4,248
Federal National Mortgage Association, 6.75%, 12/25/23	877,201	882
Federal National Mortgage Association, 7.00%, 4/1/26	1,098,757	1,164
Federal National Mortgage Association, 11.00%, 12/1/12	15,563	17
Federal National Mortgage Association, 11.00%, 9/1/17	66,134	72
Federal National Mortgage Association, 11.00%, 12/1/17	7,913	9
Federal National Mortgage Association, 11.00%, 2/1/18	35,221	39
Federal National Mortgage Association, 11.50%, 4/1/18	39,104	43
Federal National Mortgage Association, 12.00%, 9/1/12	130,030	143
Federal National Mortgage Association, 12.00%, 12/1/12	53,262	59
Federal National Mortgage Association, 12.00%, 9/1/17	28,863	32
Federal National Mortgage Association, 12.00%, 10/1/17	27,609	31
Federal National Mortgage Association, 12.00%, 12/1/17	12,977	14
Federal National Mortgage Association, 12.00%, 2/1/18	44,608	50
Federal National Mortgage Association, 12.50%, 4/1/18	5,239	6
Federal National Mortgage Association, 13.00%, 11/1/12	32,136	36
Federal National Mortgage Association, 13.00%, 11/1/17	11,368	13
Federal National Mortgage Association, 13.00%, 12/1/17	8,914	10
Federal National Mortgage Association, 13.00%, 2/1/18	40,124	46
Federal National Mortgage Association, 14.00%, 12/1/17	9,999	12
Federal National Mortgage Association TBA, 4.50%, 3/1/20	17,830,000	17,395
Federal National Mortgage Association TBA, 5.00%, 5/1/20	17,353,000	17,299
Federal National Mortgage Association TBA, 5.00%, 5/1/35	29,221,000	28,481
Federal National Mortgage Association TBA, 5.50%, 3/1/35	59,917,000	59,916
Federal National Mortgage Association TBA, 6.00%, 3/1/35	39,702,000	40,569
Government National Mortgage Association, 5.00%, 7/15/33	3,726,575	3,683
Government National Mortgage Association, 5.50%, 1/15/32	354,310	358
Government National Mortgage Association, 5.50%, 2/15/32	3,343,439	3,379
Government National Mortgage Association, 5.50%, 9/15/32	114,673	116
Government National Mortgage Association, 7.00%, 5/15/23	883,967	939
Government National Mortgage Association, 7.00%, 6/15/23	60,910	65
Government National Mortgage Association, 7.00%, 7/15/23	154,505	164
Government National Mortgage Association, 7.00%, 8/15/23	521	1
Government National Mortgage Association, 7.00%, 9/15/23	21,925	24
Government National Mortgage Association, 7.00%, 10/15/23	37,679	39
Government National Mortgage Association, 7.00%, 11/15/23	241,650	257
Government National Mortgage Association, 7.00%, 12/15/27	64,205	68
Government National Mortgage Association, 7.00%, 1/15/28	75,811	80
Government National Mortgage Association, 7.00%, 2/15/28	11,497	12
Government National Mortgage Association, 7.00%, 4/15/28	98,928	105
Government National Mortgage Association, 7.00%, 5/15/28	135,820	145
Government National Mortgage Association, 7.00%, 6/15/28	221,846	236
Government National Mortgage Association, 7.00%, 7/15/28	351,136	372
Government National Mortgage Association, 7.50%, 1/15/23	87,462	94
Government National Mortgage Association, 7.50%, 6/15/23	34,481	37
Government National Mortgage Association, 7.50%, 6/15/24	432	0
Government National Mortgage Association, 7.50%, 7/15/24	30,643	33
Government National Mortgage Association, 7.50%, 8/15/25	1,251	1
Government National Mortgage Association, 7.50%, 9/15/25	4,178	4
Government National Mortgage Association, 7.50%, 12/15/25	39,803	42
Government National Mortgage Association, 7.50%, 1/15/26	1,410	2
Government National Mortgage Association, 7.50%, 3/15/26	23,011	25
Government National Mortgage Association, 7.50%, 6/15/26	53,299	57
Government National Mortgage Association, 7.50%, 9/15/26	1,406	2
Government National Mortgage Association, 7.50%, 10/15/26	5,188	6
Government National Mortgage Association, 7.50%, 12/15/26	29,771	32
Government National Mortgage Association, 7.50%, 1/15/27	1,166	1
Government National Mortgage Association, 7.50%, 2/15/27	28,394	31
Government National Mortgage Association, 7.50%, 3/15/27	3,167	3
Government National Mortgage Association, 7.50%, 4/15/27	117,332	126
Government National Mortgage Association, 7.50%, 5/15/27	31,922	35
Government National Mortgage Association, 7.50%, 7/15/27	20,554	22

Government National Mortgage Association, 8.00%, 9/15/24	68,153	74
Government National Mortgage Association, 8.00%, 5/15/26	27,791	30
Government National Mortgage Association, 8.00%, 6/15/26	29,258	32
Government National Mortgage Association, 8.00%, 7/15/26	58,995	63
Government National Mortgage Association, 8.00%, 8/15/26	27,977	30
Government National Mortgage Association, 8.00%, 9/15/26	54,264	59
Government National Mortgage Association, 8.00%, 10/15/26	100,649	109
Government National Mortgage Association, 8.00%, 12/15/26	29,106	31
Government National Mortgage Association, 8.00%, 4/15/27	85,433	92
Government National Mortgage Association, 8.00%, 6/15/27	22,322	24
Government National Mortgage Association, 8.00%, 7/15/27	19,466	21
Government National Mortgage Association, 8.00%, 7/20/28	143,871	154
Government National Mortgage Association, 8.50%, 5/15/22	539	1
Government National Mortgage Association, 8.50%, 10/15/22	8,250	9
Government National Mortgage Association, 8.50%, 12/15/22	2,139	2
Government National Mortgage Association, 8.50%, 6/15/24	657	1
Government National Mortgage Association, 8.50%, 7/15/24	7,985	9
Government National Mortgage Association, 8.50%, 12/15/24	841	1
Government National Mortgage Association, 8.50%, 1/15/25	1,639	2
Government National Mortgage Association, 8.50%, 2/15/25	4,193	4
Government National Mortgage Association, 8.50%, 11/15/25	1,098	1
Government National Mortgage Association, 8.50%, 1/15/26	9,519	10
Government National Mortgage Association, 8.50%, 3/15/26	4,883	6
Government National Mortgage Association, 8.50%, 4/15/26	6,437	7
Government National Mortgage Association, 8.50%, 5/15/26	846	1
Government National Mortgage Association, 11.00%, 1/15/18	1,324,951	1,463
Government National Mortgage Association TBA, 4.50%, 4/1/34	20,513,909	19,623
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	4,500,000	4,578

Total		263,095

Finance Services (0.5%)
Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08	15,000,000	15,803

Total		15,803

Housing Programs (0.0%)
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	845,838	845

Total		845

International Affairs (0.1%)
Overseas Private Investment, 4.10%, 11/15/14	4,334,720	4,212

Total		4,212

Retail-Retail Stores (0.4%)
LB Mortgage Trust, Series 1991-2, Class A3, 8.39%, 1/20/17	9,781,772	10,803

Total		10,803

Total Mortgage-Backed and Asset Backed Securities (Cost: $318,725)		318,923

Common Stocks (47.8%)
Consumer Discretionary (5.4%)
* AutoNation, Inc.	28,800	545
* AutoZone, Inc.	8,675	743
* Bed Bath & Beyond, Inc.	38,600	1,410
Best Buy Co., Inc.	37,800	2,042
* Big Lots, Inc.	14,500	174

The Black & Decker Corp.	10,400	821
Brunswick Corp.	12,300	576
Carnival Corp.	67,373	3,491
Centex Corp.	15,900	911
Circuit City Stores, Inc.	25,000	401
Clear Channel Communications, Inc.	69,150	2,384
* Coach, Inc.	24,200	1,370
* Comcast Corp. - Class A	284,537	9,612
Cooper Tire & Rubber Co.	9,600	176
Dana Corp.	19,215	246
Darden Restaurants, Inc.	18,749	575
Delphi Corp.	71,969	322
Dillard’s, Inc. - Class A	9,036	243
Dollar General Corp.	38,665	847
Dow Jones & Co., Inc.	9,080	339
Eastman Kodak Co.	36,717	1,195
* eBay, Inc.	153,000	5,701
Family Dollar Stores, Inc.	21,500	653
Federated Department Stores, Inc.	21,712	1,382
* Ford Motor Co.	234,507	2,657
Fortune Brands, Inc.	18,433	1,486
Gannett Co., Inc.	32,750	2,590
The Gap, Inc.	94,425	2,062
General Motors Corp.	72,425	2,129
Genuine Parts Co.	22,375	973
* The Goodyear Tire & Rubber Co.	22,500	300
Harley-Davidson, Inc.	37,675	2,176
Harrah’s Entertainment, Inc.	14,350	927
Hasbro, Inc.	21,375	437
Hilton Hotels Corp.	49,450	1,105
The Home Depot, Inc.	281,497	10,764
International Game Technology	44,200	1,178
* The Interpublic Group of Companies, Inc.	54,200	666
J. C. Penney Co., Inc.	36,625	1,902
Johnson Controls, Inc.	24,400	1,361
Jones Apparel Group, Inc.	15,700	526
KB Home	5,200	611
Knight-Ridder, Inc.	9,850	662
* Kohl’s Corp.	41,733	2,155
Leggett & Platt, Inc.	24,467	707
The Limited, Inc.	48,999	1,191
Liz Claiborne, Inc.	13,900	558
Lowe’s Companies, Inc.	99,050	5,655
Marriott International, Inc. - Class A	25,500	1,705
Mattel, Inc.	53,160	1,135
The May Department Stores Co.	37,400	1,385
Maytag Corp.	10,167	142
McDonald’s Corp.	161,171	5,019
The McGraw-Hill Companies, Inc.	24,340	2,124
Meredith Corp.	5,800	271
The New York Times Co. - Class A	18,592	680
Newell Rubbermaid, Inc.	35,211	773
News Corp. - Class A	334,900	5,667
NIKE, Inc. - Class B	29,300	2,441
Nordstrom, Inc.	16,133	893
* Office Depot, Inc.	40,043	888
OfficeMax, Inc.	12,000	402
Omnicom Group, Inc.	23,900	2,116
Pulte Homes, Inc.	15,000	1,104
RadioShack Corp.	20,267	497
Reebok International, Ltd.	7,000	310
* Sears Holding Corp.	8,199	1,092
The Sherwin-Williams Co.	16,260	715
Snap-on, Inc.	7,417	236
The Stanley Works	9,550	432
Staples, Inc.	63,850	2,007
* Starbucks Corp.	51,250	2,648
Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,597
Target Corp.	114,743	5,739
Tiffany & Co.	18,633	643

* Time Warner, Inc.	587,200	10,305
The TJX Companies, Inc.	61,800	1,522
* Toys R” Us, Inc.	27,550	710
Tribune Co.	38,331	1,528
* Univision Communications, Inc. - Class A	37,300	1,033
V. F. Corp.	12,643	748
Viacom, Inc. - Class B	218,561	7,612
Visteon Corp.	16,612	95
The Walt Disney Co.	261,933	7,525
Wendy’s International, Inc.	14,650	572
Whirlpool Corp.	8,550	579
* Yum! Brands, Inc.	37,580	1,947

Total		157,774

Consumer Staples (5.0%)
Alberto-Culver Co.	10,800	517
Albertson’s, Inc.	47,195	975
Altria Group, Inc.	263,104	17,204
Anheuser-Busch Companies, Inc.	101,319	4,802
Archer-Daniels-Midland Co.	79,675	1,958
Avon Products, Inc.	60,650	2,604
Brown-Forman Corp. - Class B	11,568	633
Campbell Soup Co.	41,654	1,209
The Clorox Co.	19,450	1,225
The Coca-Cola Co.	291,500	12,147
Coca-Cola Enterprises, Inc.	45,100	925
Colgate-Palmolive Co.	67,954	3,545
ConAgra Foods, Inc.	65,933	1,782
Costco Wholesale Corp.	60,152	2,658
CVS Corp.	51,333	2,701
General Mills, Inc.	42,033	2,066
The Gillette Co.	127,265	6,424
H.J. Heinz Co.	44,783	1,650
Hershey Foods Corp.	28,100	1,699
Kellogg Co.	44,943	1,945
Kimberly-Clark Corp.	62,497	4,108
* The Kroger Co.	94,773	1,519
McCormick & Co., Inc.	17,500	603
Molson Coors Brewing Co.	9,800	756
The Pepsi Bottling Group, Inc.	25,600	713
PepsiCo, Inc.	215,900	11,449
The Procter & Gamble Co.	325,146	17,233
Reynolds American, Inc.	14,900	1,201
* Safeway, Inc.	57,400	1,064
Sara Lee Corp.	100,584	2,229
SUPERVALU, INC.	17,250	575
SYSCO Corp.	82,050	2,937
UST, Inc.	21,133	1,093
Wal-Mart Stores, Inc.	434,333	21,764
Walgreen Co.	131,054	5,821
Wm. Wrigley Jr. Co.	25,033	1,641

Total		143,375

Energy (4.2%)
Amerada Hess Corp.	10,900	1,049
Anadarko Petroleum Corp.	31,677	2,411
Apache Corp.	41,830	2,561
Ashland, Inc.	8,400	567
Baker Hughes, Inc.	43,040	1,915
BJ Services Co.	20,700	1,074
Burlington Resources, Inc.	50,172	2,512
ChevronTexaco Corp.	271,568	15,835
ConocoPhillips	88,503	9,544
Devon Energy Corp.	62,300	2,975
El Paso Corp.	82,417	872

EOG Resources, Inc.	30,380	1,481
Exxon Mobil Corp.	826,971	49,286
Halliburton Co.	64,285	2,780
Kerr-McGee Corp.	20,657	1,618
Kinder Morgan, Inc.	14,133	1,070
Marathon Oil Corp.	44,391	2,083
* Nabors Industries, Ltd.	18,050	1,067
* National Oilwell Varco, Inc.	21,500	1,004
Noble Corp.	17,350	975
Occidental Petroleum Corp.	50,580	3,600
Rowan Companies, Inc.	13,750	412
Schlumberger, Ltd.	75,433	5,317
Sunoco, Inc.	8,850	916
* Transocean, Inc.	41,254	2,123
Unocal Corp.	33,733	2,081
Valero Energy Corp.	32,900	2,411
The Williams Companies, Inc.	71,300	1,341
XTO Energy, Inc.	44,533	1,462

Total		122,342

Financials (9.4%)
ACE, Ltd.	36,400	1,502
AFLAC, INC.	64,850	2,416
The Allstate Corp	87,969	4,756
Ambac Financial Group, Inc.	13,900	1,039
American Express Co.	151,200	7,767
American International Group, Inc.	333,890	18,501
AmSouth Bancorporation	45,545	1,182
Aon Corp.	40,575	927
Apartment Investment and Management Co. - Class A	12,100	450
Archstone-Smith Trust	25,100	856
Bank of America Corp.	517,790	22,835
The Bank of New York Co., Inc.	99,620	2,894
BB&T Corp.	70,800	2,767
The Bear Stearns Companies, Inc.	14,545	1,453
Capital One Financial Corp.	31,100	2,325
The Charles Schwab Corp.	150,186	1,578
The Chubb Corp.	24,550	1,946
Cincinnati Financial Corp.	20,494	894
CIT Group, Inc.	26,900	1,022
Citigroup, Inc.	665,274	29,898
Comerica, Inc.	21,900	1,206
Compass Bancshares, Inc.	15,700	713
Countrywide Financial Corp.	74,398	2,415
* E*TRADE Group, Inc.	47,700	572
Equity Office Properties Trust	51,700	1,558
Equity Residential	36,200	1,166
Fannie Mae	124,029	6,753
Federated Investors, Inc. - Class B	12,300	348
Fifth Third Bancorp	66,643	2,864
First Horizon National Corp.	15,800	644
Franklin Resources, Inc.	25,250	1,733
Freddie Mac	88,414	5,588
Golden West Financial Corp.	36,100	2,184
The Goldman Sachs Group, Inc.	50,300	5,532
The Hartford Financial Services Group, Inc.	37,650	2,581
Huntington Bancshares, Inc.	29,600	707
Janus Capital Group, Inc.	30,271	422
Jefferson-Pilot Corp.	17,453	856
JPMorgan Chase & Co.	456,709	15,802
KeyCorp	52,125	1,691
Lehman Brothers Holdings, Inc.	34,556	3,254
Lincoln National Corp.	22,360	1,009
Loews Corp.	20,433	1,503
M&T Bank Corp.	12,800	1,306
Marsh & McLennan Companies, Inc.	67,580	2,056
Marshall & Ilsley Corp.	26,600	1,111

MBIA, Inc.	18,050	944
MBNA Corp.	163,795	4,021
Mellon Financial Corp.	54,309	1,550
Merrill Lynch & Co., Inc.	119,400	6,758
MetLife, Inc.	95,415	3,731
MGIC Investment Corp.	12,400	765
Moody’s Corp.	17,400	1,407
Morgan Stanley	140,331	8,034
National City Corp.	80,779	2,706
North Fork Bancorporation, Inc.	60,300	1,673
Northern Trust Corp.	26,150	1,136
Plum Creek Timber Co., Inc. (REIT)	23,500	839
The PNC Financial Services Group, Inc.	36,200	1,864
Principal Financial Group, Inc.	39,300	1,513
The Progressive Corp.	25,700	2,358
ProLogis	23,600	876
* Providian Financial Corp.	37,543	644
Prudential Financial, Inc.	65,800	3,777
Regions Financial Corp.	59,575	1,930
SAFECO Corp.	16,250	792
Simon Property Group, Inc.	28,400	1,720
SLM Corp.	55,058	2,744
Sovereign Bancorp, Inc.	48,000	1,064
The St. Paul Travelers Companies, Inc.	85,831	3,153
State Street Corp.	42,700	1,867
SunTrust Banks, Inc.	44,667	3,219
Synovus Financial Corp.	39,650	1,105
T. Rowe Price Group, Inc.	15,600	926
Torchmark Corp.	13,850	723
U.S. Bancorp	239,309	6,897
UnumProvident Corp.	38,006	647
Wachovia Corp.	205,588	10,466
Washington Mutual, Inc.	111,938	4,422
Wells Fargo & Co.	216,885	12,970
XL Capital, Ltd. - Class A	17,800	1,288
Zions Bancorporation	11,500	794

Total		273,905

Health Care (6.2%)
Abbott Laboratories	199,625	9,307
Aetna, Inc.	37,858	2,837
Allergan, Inc.	16,833	1,169
AmerisourceBergen Corp.	14,200	814
* Amgen, Inc.	162,823	9,478
Applera Corp. - Applied Biosystems Group	25,167	497
Bausch & Lomb, Inc.	6,900	506
Baxter International, Inc.	79,000	2,684
Becton, Dickinson and Co.	32,450	1,896
* Biogen Idec, Inc.	42,720	1,474
Biomet, Inc.	32,455	1,178
* Boston Scientific Corp.	97,380	2,852
Bristol-Myers Squibb Co.	249,444	6,351
C. R. Bard, Inc.	13,400	912
Cardinal Health, Inc.	55,350	3,089
* Caremark Rx, Inc.	58,300	2,319
* Chiron Corp.	18,878	662
CIGNA Corp.	17,171	1,533
Eli Lilly and Co.	145,066	7,558
* Express Scripts, Inc.	9,700	846
* Fisher Scientific International, Inc.	15,000	854
* Forest Laboratories, Inc.	47,234	1,745
* Genzyme Corp.	31,800	1,820
* Gilead Sciences, Inc.	55,500	1,987
Guidant Corp.	40,812	3,016
HCA, Inc.	51,315	2,749
Health Management Associates, Inc. - Class A	31,200	817
* Hospira, Inc.	20,042	647

* Humana, Inc.	20,400	652
IMS Health, Inc.	29,733	725
Johnson & Johnson	380,423	25,548
* King Pharmaceuticals, Inc.	30,966	257
* Laboratory Corp. of America Holdings	17,700	853
Manor Care, Inc.	11,100	404
McKesson Corp.	37,693	1,423
* Medco Health Solutions, Inc.	34,962	1,733
* MedImmune, Inc.	31,900	760
Medtronic, Inc.	154,900	7,892
Merck & Co., Inc.	284,300	9,203
* Millipore Corp.	6,400	278
Mylan Laboratories, Inc.	34,500	611
PerkinElmer, Inc.	16,400	338
Pfizer, Inc.	965,359	25,360
Quest Diagnostics, Inc.	11,700	1,230
Schering-Plough Corp.	188,750	3,426
* St. Jude Medical, Inc.	45,800	1,649
Stryker Corp.	47,900	2,137
* Tenet Healthcare Corp.	59,850	690
* Thermo Electron Corp.	20,500	518
UnitedHealth Group, Inc.	83,828	7,996
* Waters Corp.	15,500	555
* Watson Pharmaceuticals, Inc.	14,000	430
* WellPoint, Inc.	37,800	4,738
Wyeth	171,071	7,216
* Zimmer Holdings, Inc.	31,473	2,449

Total		180,668

Industrials (5.7%)
3M Co.	99,824	8,554
* Allied Waste Industries, Inc.	33,450	245
American Power Conversion Corp.	23,050	602
American Standard Companies, Inc.	23,100	1,074
* Apollo Group, Inc. - Class A	21,400	1,585
Avery Dennison Corp.	13,050	808
The Boeing Co.	107,618	6,291
Burlington Northern Santa Fe Corp.	48,208	2,600
Caterpillar, Inc.	43,712	3,997
Cendant Corp.	134,973	2,772
Cintas Corp.	19,167	792
Cooper Industries, Ltd. - Class A	11,800	844
CSX Corp.	27,550	1,147
Cummins, Inc.	5,500	387
Danaher Corp.	35,200	1,880
Deere & Co.	31,840	2,137
* Delta Air Lines, Inc.	17,833	72
Dover Corp.	26,033	984
Eaton Corp.	19,500	1,275
Emerson Electric Co.	53,825	3,495
Equifax, Inc.	17,300	531
FedEx Corp.	38,540	3,621
Fluor Corp.	10,700	593
General Dynamics Corp.	25,700	2,751
General Electric Co.	1,355,298	48,872
Goodrich Corp.	15,200	582
H&R Block, Inc.	21,150	1,070
Honeywell International, Inc.	110,250	4,102
Illinois Tool Works, Inc.	35,600	3,187
Ingersoll-Rand Co. - Class A	22,070	1,758
ITT Industries, Inc.	11,800	1,065
L-3 Communications Holdings, Inc.	14,800	1,051
Lockheed Martin Corp.	51,622	3,152
Masco Corp.	57,400	1,990
* Monster Worldwide, Inc.	15,233	427
* Navistar International Corp.	8,420	306
Norfolk Southern Corp.	50,743	1,880

Northrop Grumman Corp.	47,162	2,546
PACCAR, Inc.	22,227	1,609
Pall Corp.	15,916	432
Parker-Hannifin Corp.	15,300	932
Pitney Bowes, Inc.	29,527	1,332
R. R. Donnelley & Sons Co.	28,133	890
Raytheon Co.	57,900	2,241
Robert Half International, Inc.	20,660	557
Rockwell Automation, Inc.	22,450	1,272
Rockwell Collins, Inc.	22,650	1,078
Ryder System, Inc.	8,200	342
Southwest Airlines Co.	93,895	1,337
Textron, Inc.	17,650	1,317
Tyco International, Ltd.	257,883	8,716
Union Pacific Corp.	33,240	2,317
United Parcel Service, Inc. - Class B	143,700	10,453
United Technologies Corp.	65,533	6,662
W.W. Grainger, Inc.	10,600	660
Waste Management, Inc.	73,297	2,115

Total		165,287

Information Technology (7.3%)
* ADC Telecommunications, Inc.	103,650	206
Adobe Systems, Inc.	30,575	2,054
* Advanced Micro Devices, Inc.	49,500	798
* Affiliated Computer Services, Inc. - Class A	16,500	878
* Agilent Technologies, Inc.	54,788	1,216
* Altera Corp.	47,765	945
Analog Devices, Inc.	48,143	1,740
* Andrew Corp.	20,662	242
* Apple Computer, Inc.	103,100	4,296
* Applied Materials, Inc.	217,700	3,538
* Applied Micro Circuits Corp.	39,500	130
Autodesk, Inc.	29,432	876
Automatic Data Processing, Inc.	74,700	3,358
* Avaya, Inc.	58,712	686
* BMC Software, Inc.	28,440	427
* Broadcom Corp. - Class A	37,100	1,110
* CIENA Corp.	73,300	126
* Cisco Systems, Inc.	844,067	15,100
* Citrix Systems, Inc.	21,680	516
Computer Associates International, Inc.	67,532	1,830
* Computer Sciences Corp.	24,250	1,112
* Compuware Corp.	49,643	357
* Comverse Technology, Inc.	25,300	638
* Convergys Corp.	18,150	271
* Corning, Inc.	179,800	2,001
* Dell, Inc.	318,467	12,236
* Electronic Arts, Inc.	39,100	2,025
Electronic Data Systems Corp.	65,900	1,362
* EMC Corp.	307,186	3,785
First Data Corp.	106,347	4,181
* Fiserv, Inc.	25,025	996
* Freescale Semiconductor Inc.	50,006	863
* Gateway, Inc.	38,350	155
Hewlett-Packard Co.	387,167	8,494
Intel Corp.	810,543	18,829
International Business Machines Corp.	213,410	19,501
* Intuit, Inc.	24,000	1,050
* Jabil Circuit, Inc.	23,533	671
* JDS Uniphase Corp.	185,100	309
* KLA-Tencor Corp.	25,100	1,155
* Lexmark International, Inc. - Class A	16,500	1,320
Linear Technology Corp.	39,350	1,507
* LSI Logic Corp.	49,300	276
* Lucent Technologies, Inc.	566,662	1,558
Maxim Integrated Products, Inc.	41,700	1,704
* Mercury Interactive Corp.	10,800	512

* Micron Technology, Inc.	78,550	812
Microsoft Corp.	1,296,100	31,327
Molex, Inc.	21,475	566
Motorola, Inc.	312,119	4,672
National Semiconductor Corp.	45,886	946
* NCR Corp.	23,900	806
* Network Appliance, Inc.	46,000	1,272
* Novell, Inc.	48,200	287
* Novellus Systems, Inc.	17,900	478
* NVIDIA Corp.	21,300	506
* Oracle Corp.	565,350	7,056
* Parametric Technology Corp.	34,520	193
Paychex, Inc.	45,540	1,495
* PMC-Sierra, Inc.	22,800	201
* QLogic Corp.	11,850	480
QUALCOMM, Inc.	210,066	7,699
Sabre Holdings Corp. - Class A	17,409	381
* Sanmina-SCI Corp.	66,800	349
Scientific-Atlanta, Inc.	19,700	556
* Siebel Systems, Inc.	65,100	594
* Solectron Corp.	124,500	432
* Sun Microsystems, Inc.	431,154	1,742
* SunGard Data Systems, Inc.	37,000	1,277
* Symantec Corp.	91,000	1,941
Symbol Technologies, Inc.	30,850	447
Tektronix, Inc.	11,540	283
* Tellabs, Inc.	59,208	432
* Teradyne, Inc.	24,850	363
Texas Instruments, Inc.	221,475	5,645
* Unisys Corp.	43,050	304
* VERITAS Software Corp.	54,101	1,256
* Xerox Corp.	122,200	1,851
Xilinx, Inc.	44,700	1,307
* Yahoo!, Inc.	165,700	5,617

Total		210,513

Materials (1.6%)
Air Products and Chemicals, Inc.	29,133	1,844
Alcoa, Inc.	111,543	3,390
Allegheny Technologies, Inc.	11,431	276
Ball Corp.	14,468	600
Bemis Co., Inc.	13,700	426
The Dow Chemical Co.	120,924	6,028
E. I. du Pont de Nemours and Co.	127,345	6,526
Eastman Chemical Co.	9,975	589
Ecolab, Inc.	28,400	939
Engelhard Corp.	15,700	471
Freeport-McMoRan Copper & Gold, Inc. - Class B	21,519	852
Georgia-Pacific Corp.	33,058	1,173
Great Lakes Chemical Corp.	6,500	209
* Hercules, Inc.	14,400	209
International Flavors & Fragrances, Inc.	11,375	449
International Paper Co.	62,424	2,297
Louisiana-Pacific Corp.	14,100	354
MeadWestvaco Corp.	26,014	828
Monsanto Co.	33,878	2,185
Newmont Mining Corp.	56,930	2,405
Nucor Corp.	20,434	1,176
* Pactiv Corp.	19,000	444
Phelps Dodge Corp.	12,210	1,242
PPG Industries, Inc.	22,033	1,576
Praxair, Inc.	41,600	1,991
Rohm and Haas Co.	24,834	1,192
* Sealed Air Corp.	10,736	558
Sigma-Aldrich Corp.	8,900	545
Temple-Inland, Inc.	7,200	522
United States Steel Corp.	14,550	740

Vulcan Materials Co.	13,100	744
Weyerhaeuser Co.	30,720	2,104

Total		44,884

Telecommunication Services (1.5%)
ALLTEL Corp.	38,943	2,136
AT&T Corp.	101,974	1,912
BellSouth Corp.	234,835	6,174
CenturyTel, Inc.	17,300	568
Citizens Communications Co.	43,000	556
* Nextel Communications, Inc. - Class A	142,433	4,048
* Qwest Communications International, Inc.	214,120	792
SBC Communications, Inc.	425,033	10,069
Sprint Corp.	188,611	4,291
Verizon Communications, Inc.	354,938	12,601

Total		43,147

Utilities (1.5%)
* The AES Corp.	83,175	1,362
* Allegheny Energy, Inc.	17,600	364
Ameren Corp.	24,933	1,222
American Electric Power Co., Inc.	50,720	1,728
* Calpine Corp.	68,540	192
Centerpoint Energy, Inc.	37,126	447
Cinergy Corp.	24,538	994
* CMS Energy Corp.	25,000	326
Consolidated Edison, Inc.	31,025	1,309
Constellation Energy Group	22,500	1,163
Dominion Resources, Inc.	42,525	3,165
DTE Energy Co.	22,250	1,012
Duke Energy Corp.	122,642	3,435
* Dynegy, Inc. - Class A	42,400	166
Edison International	41,780	1,451
Entergy Corp.	28,691	2,027
Exelon Corp.	84,924	3,897
FirstEnergy Corp.	42,274	1,773
FPL Group, Inc.	47,586	1,911
KeySpan Corp.	20,600	803
Nicor, Inc.	5,650	210
NiSource, Inc.	34,684	790
Peoples Energy Corp.	4,800	201
PG&E Corp.	47,075	1,605
Pinnacle West Capital Corp.	11,700	497
PPL Corp.	24,233	1,308
Progress Energy, Inc.	31,679	1,329
Public Service Enterprise Group, Inc.	30,440	1,656
Sempra Energy	29,959	1,194
The Southern Co.	94,800	3,017
TECO Energy, Inc.	25,600	401
TXU Corp.	30,815	2,454
Xcel Energy, Inc.	51,370	883

Total		44,292

Total Common Stocks (Cost: $770,049)		1,386,187

Money Market Investment (20.2%)

Autos (2.6%)
(b) Daimler Chrysler Auto, 2.72%, 4/18/05	15,000,000	14,981
(b) Fcar Owner Trust I, 2.68%, 4/15/05	15,000,000	14,984
(b) New Center Asset Trust, 2.84%, 5/12/05	15,000,000	14,951

(b) Toyota Motor Credit Corp., 2.79%, 5/10/05	15,000,000	14,955
(b) Toyota Motor Credit Corp., 2.81%, 5/13/05	15,000,000	14,951

Total		74,822

Commercial Banks (0.5%)
(b) Bank of America Corp., 2.85%, 5/16/05	15,000,000	14,947

Total		14,947

Federal Government & Agencies (7.1%)
(b) Federal Home Loan Mortgage Corp., 2.91%, 6/30/05	34,200,000	33,956
(b) Federal National Mortgage Association, 2.78%, 5/11/05	167,900,000	167,381

Total		201,337

Finance Lessors (2.6%)
(b) Delaware Funding, 2.64%, 4/5/05	15,000,000	14,995
(b) Ranger Funding Co. LLC, 2.63%, 4/15/05	15,000,000	14,985
(b) Thunder Bay Funding, Inc, 2.57%, 4/11/05	15,000,000	14,989
(b) Thunder Bay Funding, Inc, 2.65%, 4/15/05	15,000,000	14,985
(b) Windmill Funding Corp., 2.63%, 4/18/05	15,000,000	14,981

Total		74,935

Finance Services (0.5%)
(b) Preferred Receivable Funding, 2.64%, 4/5/05	15,000,000	14,996

Total		14,996

Personal Credit Institutions (1.0%)
(b) Nestle Capital Corp., 2.66%, 5/2/05	15,000,000	14,966
(b) Rabobank Financial Corp., 2.82%, 4/1/05	15,000,000	15,000

Total		29,966

Pharmaceutical Preparations (1.0%)
(b) Pfizer, Inc., 2.84%, 5/20/05	15,000,000	14,942
(b) Pfizer, Inc., 2.85%, 5/23/05	15,000,000	14,938

Total		29,880

Security Brokers and Dealers (0.5%)
(b) The Goldman Sachs Group, 2.72%, 4/26/05	15,000,000	14,972

Total		14,972

Short Term Business Credit (3.4%)
(b) CXC Inc., 2.79%, 4/28/05	15,000,000	14,969
(b) Old Line Funding Corp., 2.59%, 4/4/05	15,000,000	14,997
(b) Old Line Funding Corp., 2.67%, 4/18/05	15,000,000	14,981
(b) Sheffield Receivables, 2.64%, 4/4/05	15,000,000	14,997
(b) Sheffield Receivables, 2.65%, 4/6/05	15,000,000	14,994
UBS Finance Delaware LLC, 2.83%, 4/1/05	23,130,000	23,129

Total		98,067

Utilities (1.0%)
(b) National Rural Utility, 2.62%, 4/7/05	15,000,000	14,994
(b) National Rural Utility, 2.66%, 4/8/05	15,000,000	14,992

Total		29,986

Total Money Market Investment (Cost: $583,903)		583,908

Total Investments (110.1%) (Cost $2,585,750) (a)		3,187,560

Other Assets, Less Liabilities (-10.1%)		(292,331)

Total Net Assets (100.0%)		$2,895,229

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities (in thousands) was $65,832, representing 2.27% of the net assets

IO - Interest Only Security

RB - Revenue Bond

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $2,585,750 and the net unrealized appreciation of investments based on that cost was $601,810 which is comprised of $734,957 aggregate gross unrealized appreciation and $133,147 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Total Notional Value at March 31, 2005, $272,928 )	899	6/05	$(6,846)
US TEN YEAR TREASURY NOTE (Total Notional Value at March 31, 2005, $66,224 )	(607)	6/05	$(100)
US LONG BOND (CBT) COMMODITY FUTURES (Total Notional Value at March 31, 2005, $38,514 )	340	6/05	$(647)

d)	Defaulted Security

e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

f)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Bonds (92.8%)

Autos/Vehicle Parts (4.0%)
Accuride Corp., 8.50%, 2/1/15 144A	374,000	$367
Affinia Group, Inc., 9.00%, 11/30/14 144A	1,302,000	1,204
Collins & Aikman Products, 10.75%, 12/31/11	441,000	363
Delco Remy International, Inc., 9.375%, 4/15/12	937,000	787
General Motors Corp., 8.375%, 7/15/33	1,865,000	1,597
HLI Operating Co., 10.50%, 6/15/10	1,495,000	1,390
Metaldyne Corp., 10.00%, 11/1/13 144A	1,119,000	1,018
(e) Standadyne Corp., 12.00%, 2/15/15 144A	2,530,000	1,467
Visteon Corp., 7.00%, 3/10/14	1,101,000	936

Total Autos/Vehicle Parts		9,129

Basic Materials (10.5%)
Chemicals (3.2%)
BCP Caylux Holding, 9.625%, 6/15/14 144A	1,228,000	1,400
Borden U.S. Financial/Nova Scotia, 9.00%, 7/15/14 144A	562,000	607
Crompton Corp., 9.875%, 8/1/12	469,000	537
Huntsman LLC, 11.50%, 7/15/12 144A	745,000	872
Invista, 9.25%, 5/1/12 144A	2,000,000	2,199
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,725,000	1,915

Total		7,530

Metals/Mining (1.8%)
IMCO Recycling Escrow, 9.00%, 11/15/14 144A	1,250,000	1,313
Novelis Inc., 7.25%, 2/15/15 144A	1,868,000	1,831
Ryerson Tull, Inc., 8.25%, 12/15/11	1,025,000	974

Total		4,118

Packaging/Containers (3.2%)
AEP Industries Inc., 7.875%, 3/15/13 144A	1,120,000	1,125
Anchor Glass Container, 11.00%, 2/15/13	1,685,000	1,521
Graham Packaging Co., 9.875%, 10/15/14 144A	2,001,000	2,001
Owens-Brockway Glass Containers, 6.75%, 12/1/14 144A	1,064,000	1,043
Pliant Corp., 11.125%, 9/1/09	1,617,000	1,617

Total		7,307

Paper & Forest Products (2.3%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,297,000	1,271
Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 144A	727,000	712
Appleton Papers, Inc., 9.75%, 6/15/14	1,495,000	1,562
(c)(g) JSG Holding PLC, 11.50%, 10/1/15 144A	497,000	594
Neenah Paper, Inc., 7.375%, 11/15/14 144A	751,000	721
Smurfit-Stone Container, 8.375%, 7/1/12	383,000	395

Total		5,255

Total Basic Materials		24,210

Builders/Building Materials (4.6%)
Building Materials (3.1%)
Goodman Global Holdings, 7.875%, 12/15/12 144A	1,877,000	1,717
Ply Gem Industries, Inc., 9.00%, 2/15/12	1,860,000	1,758
THL BuildCo, Inc., 8.50%, 9/1/14	755,000	729
United Rentals North America, Inc., 7.00%, 2/15/14	3,199,000	2,927

Total		7,131

Home Builders (1.5%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	1,125,000	1,080
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	776
William Lyon Homes, 7.50%, 2/15/14	1,125,000	1,029
William Lyon Homes, 7.625%, 12/15/12	525,000	491

Total		3,376

Total Builders/Building Materials		10,507

Capital Goods (5.9%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,876,000	1,595
Amsted Industries, Inc., 10.25%, 10/15/11 144A	1,825,000	1,988
Bombardier Recreational, 8.375%, 12/15/13	1,350,000	1,431
Coleman Cable, Inc., 9.875%, 10/1/12 144A	1,125,000	1,148
Columbus McKinnon Corp., 10.00%, 8/1/10	925,000	1,006
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	1,800,000	1,952
Douglas Dynamics LLC, 7.75%, 1/15/12 144A	875,000	858
ITRON, Inc., 7.75%, 5/15/12 144A	1,125,000	1,119
Sup Essx Com & Group, 9.00%, 4/15/12	1,439,000	1,461
Trimas Corp., 9.875%, 6/15/12	975,000	995

Total Capital Goods		13,553

Consumer Products/Retailing (14.1%)
Consumer Products (6.6%)
ALH Finance LLC, 8.50%, 1/15/13	1,492,000	1,455
American Achievement Corp., 8.25%, 4/1/12	875,000	906
Amscan Holdings, Inc., 8.75%, 5/1/14	1,688,000	1,637
Coinmach Corp., 9.00%, 2/1/10	1,670,000	1,737
Hines Nurseries, Inc., 10.25%, 10/1/11	1,314,000	1,419
(e) Jostens Holding Corp., 10.25%, 12/1/13	925,000	675
Jostens IH Corp., 7.625%, 10/1/12	844,000	836
Playtex Products, Inc., 9.375%, 6/1/11	1,879,000	1,953
Rent-A-Center, 7.50%, 5/1/10	958,000	953
Samsonite Corp., 8.875%, 6/1/11	1,246,000	1,305
Sealy Mattress Co., 8.25%, 6/15/14	1,119,000	1,167
(e) Simmons Co., 10.00%, 12/15/14 144A	2,195,000	1,372

Total		15,415

Retail Food & Drug (2.5%)
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	2,204,000	2,140
Rite Aid Corp., 7.50%, 1/15/15 144A	1,042,000	1,000
Rite Aid Corp., 9.25%, 6/1/13	1,133,000	1,127
Stater Brothers Holdings, 8.125%, 6/15/12	1,505,000	1,452

Total		5,719

Retail Stores (1.5%)
Blockbuster, Inc., 9.00%, 9/1/12 144A	1,689,000	1,638
Finlay Fine Jewelry Corp., 8.375%, 6/1/12	531,000	502
Toys “R” Us, Inc., 7.625%, 8/1/11	1,506,000	1,416

Total		3,556

Textile/Apparel (3.5%)
Levi Strauss & Co., 9.75%, 1/15/15 144A	1,375,000	1,351
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,795
Perry Ellis International, Inc., 8.875%, 9/15/13	2,253,000	2,320
Phillips Van Heusen Corp., 7.25%, 2/15/11	1,500,000	1,523
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	210
Warnaco, Inc., 8.875%, 6/15/13	755,000	810

Total		8,009

Total Consumer Products/Retailing		32,699

Energy (2.6%)
Gas Pipelines/Oil Field Services (1.3%)
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,345
Harvest Operations Corp., 7.875%, 10/15/11	470,000	464
Parker Drilling Co., 9.625%, 10/1/13	1,125,000	1,243

Total		3,052

Oil & Gas Exploration/Production (1.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	938,000	926
Range Resources Corp., 6.375%, 3/15/15 144A	1,119,000	1,074
Stone Energy Corp., 6.75%, 12/15/14	500,000	485

Total		2,485

Oil Refining & Marketing (0.2%)
United Refining Co., 10.50%, 8/15/12	421,000	423

Total		423

Total Energy		5,960

Financials (3.4%)
Financials Services (2.2%)
Dollar Financial Group, 9.75%, 11/15/11	1,125,000	1,198
Dow Jones Credit Derivative High Yield, 7.75%, 12/29/09 144A	1,225,000	1,196
LaBranche and Co., 11.00%, 5/15/12	936,000	992
Refco Finance Holdings, 9.00%, 8/1/12 144A	1,500,000	1,590

Total		4,976

Insurance (1.2%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	925,000	1,036
Fairfax Financial Holdings, 7.75%, 4/26/12	1,877,000	1,811

Total		2,847

Total Financials		7,823

Foods (5.7%)
Food/Beverage/Tobacco (4.2%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	977
Chiquita Brands International, 7.50%, 11/1/14	1,374,000	1,367
Del Monte Corp., 6.75%, 2/15/15 144A	466,000	454
Gold Kist, Inc., 10.25%, 3/15/14	604,000	689

Land O Lakes, Inc., 9.00%, 12/15/10	1,503,000	1,623
Merisant Co., 9.50%, 7/15/13 144A	1,125,000	968
North Atlantic Trading, 9.25%, 3/1/12	750,000	563
Pinnacle Foods Holding, 8.25%, 12/1/13	1,539,000	1,316
Standard Commercial Corp., 8.00%, 4/15/12	1,375,000	1,581

Total		9,538

Restaurants (1.5%)
Buffets, Inc., 11.25%, 7/15/10	1,916,000	2,020
Uno Restaurant Corp., 10.00%, 2/15/11 144A	1,490,000	1,490

Total		3,510

Total Foods		13,048

Gaming/Leisure/Lodging (7.8%)
Gaming (4.2%)
American Casino & Entertainment, 7.85%, 2/1/12	975,000	1,012
Herbst Gaming, Inc., 7.00%, 11/15/14 144A	450,000	448
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	700,000	578
Inn of the Mountain Gods, 12.00%, 11/15/10	743,000	873
Majestic Star Casino LLC, 9.50%, 10/15/10	1,460,000	1,528
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	1,495,000	1,473
River Rock Entertainment, 9.75%, 11/1/11	1,125,000	1,232
Wheeling Island Gaming, 10.125%, 12/15/09	1,125,000	1,209
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	1,327,000	1,261

Total		9,614

Leisure (2.7%)
Intrawest Corp., 7.50%, 10/15/13	853,000	855
LCE Acquisition Corp., 9.00%, 8/1/14 144A	2,004,000	1,993
Six Flags, Inc., 9.75%, 4/15/13	745,000	695
Universal City Development Corp., 11.75%, 4/1/10	907,000	1,034
Universal City Florida, 8.375%, 5/1/10 144A	1,705,000	1,739

Total		6,316

Lodging (0.9%)
Corrections Corp. of America, 6.25%, 3/15/13 144A	2,178,000	2,090

Total		2,090

Total Gaming/Leisure/Lodging		18,020

Health Care/Pharmaceuticals (7.0%)
Alliance Imaging, Inc., 7.25%, 12/15/12 144A	1,250,000	1,181
Carriage Services, Inc., 7.875%, 1/15/15 144A	1,119,000	1,125
Davita, Inc., 7.25%, 3/15/15 144A	1,870,000	1,833
General Nutrition Center Corp., 8.50%, 12/1/10	1,875,000	1,594
General Nutrition Center Corp., 8.625%, 1/15/11 144A	748,000	703
Iasis Healthcare Corp., 8.75%, 6/15/14	1,547,000	1,613
Medcath Holdings Corp., 9.875%, 7/15/12	1,312,000	1,410
Omega Healthcare Investors, 7.00%, 4/1/14	750,000	750
Tenet Healthcare Corp., 9.875%, 7/1/14	1,124,000	1,169
Universal Hospital Service, 10.125%, 11/1/11	750,000	769
US Oncology, Inc., 9.00%, 8/15/12 144A	940,000	992
Vanguard Health Holding II, 9.00%, 10/1/14	2,002,000	2,106
Ventas Realty, L.P., 9.00%, 5/1/12	750,000	851

Total Health Care/Pharmaceuticals		16,096

Media (8.5%)
Broadcasting (0.5%)
Sinclair Broadcast Group, 8.00%, 3/15/12	1,132,000	1,155

Total		1,155

Cable/Satellite (7.2%)
Cablevision Systems Corp., 8.00%, 4/15/12 144A	1,875,000	1,926
CSC Holdings, Inc., 7.625%, 4/1/11	575,000	598
Echostar DBS Corp., 6.625%, 10/1/14 144A	1,450,000	1,401
Insight Midwest, 9.75%, 10/1/09	950,000	993
Intelsat Bermuda Ltd., 8.25%, 1/15/13 144A	1,399,000	1,413
Intelsat Bermuda Ltd., 8.625%, 1/15/15 144A	1,265,000	1,290
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	1,500,000	1,658
MediaCom LLC, 9.50%, 1/15/13	1,875,000	1,870
New Skies Satellites NV, 9.125%, 11/1/12 144A	930,000	949
NTL Cable PLC, 8.75%, 4/15/14 144A	750,000	808
Panamsat Corp., 9.00%, 8/15/14	1,250,000	1,319
(e) Panamsat Holding Corp., 10.375%, 11/1/14 144A	938,000	610
Rogers Cable, Inc., 6.25%, 6/15/13	776,000	753
Rogers Cable, Inc., 6.75%, 3/15/15	1,127,000	1,110

Total		16,698

Publishing (0.8%)
Dex Media, Inc., 8.00%, 11/15/13	750,000	776
WDAC Subsidiary Corp., 8.375%, 12/1/14 144A	1,126,000	1,047

Total		1,823

Total Media		19,676

Real Estate (0.9%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	2,180,000	2,169

Total Real Estate		2,169

Services (3.6%)
Environmental Services (1.8%)
Allied Waste North America, 7.25%, 3/15/15 144A	3,936,000	3,740
Allied Waste North America, 7.375%, 4/15/14	438,000	396

Total		4,136

Services-Other (1.8%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	743,000	743
Knowledge Learning Center, 7.75%, 2/1/15 144A	1,495,000	1,443
Petro Stopping Center, 9.00%, 2/15/12	1,125,000	1,159
Rural/Metro Corp., 9.875%, 3/15/15 144A	745,000	765

Total		4,110

Total Services		8,246

Technology (1.2%)
Amkor Technologies, Inc., 7.125%, 3/15/11	1,125,000	948
Stats Chippac, Inc., 6.75%, 11/15/11 144A	1,062,000	1,003
Xerox Corp., 7.20%, 4/1/16	751,000	774

Total Technology		2,725

Telecommunications (6.8%)
Telecommunications-Wireless (2.1%)
Alamosa Delaware, Inc., 8.50%, 1/31/12	750,000	777
Centennial Communications, 8.125%, 2/1/14	1,500,000	1,538
(e) IWO Escrow Co., 10.75%, 1/15/15 144A	938,000	600
Rogers Wireless, Inc., 6.375%, 3/1/14	938,000	910
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	511
Rogers Wireless, Inc., 8.00%, 12/15/12	470,000	483

Total		4,819

Telecommunications-Wireline (4.7%)
AT&T Corp., 9.75%, 11/15/31	1,876,000	2,289
Citizens Communications, 9.00% 8/15/31	1,879,000	1,954
GCI, Inc., 7.25%, 2/15/14	745,000	723
MCI, Inc., 7.735%, 5/1/14	2,820,000	3,102
Qwest Communications International, Series B, 7.50%, 11/1/08	375,000	354
Qwest Corp., 7.875%, 9/1/11 144A	1,562,000	1,609
Qwest Services Corp., Inc., 12/15/10, 13.50% 144A	795,000	920

Total		10,951

Total Telecommunications		15,770

Transportation-Rail & Other (3.4%)
Laidlaw International, Inc., 10.75%, 6/15/11	708,000	802
OMI Corp., 7.625%, 12/1/13	1,125,000	1,169
Progress Rail, 7.75%, 4/1/12 144A	935,000	935
Ship Finance International, Ltd., 8.50%, 12/15/13	1,970,000	1,949
Stena AB, 7.50%, 11/1/13	950,000	941
Stena AB, 9.625%, 12/1/12	1,075,000	1,191
TFM SA DE C V, 12.50%, 6/15/12	750,000	855

Total Transportation-Rail & Other		7,842

Utilities (2.8%)
Aquila, Inc., 9.95%, 2/1/11	1,125,000	1,261
Midwest Generation LLC, 8.75%, 5/1/34	935,000	1,043
NRG Energy, Inc., 8.00%, 12/15/13 144A	704,000	744
Reliant Energy, Inc., 6.75%, 12/15/14	1,223,000	1,140
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,198
Utilicorp Canada Finance, 7.75%, 6/15/11	940,000	968

Total Utilities		6,354

Total Bonds (Cost: $214,298)		213,827

Preferred Stocks (0.0%)

Media (0.0%)
PTV Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.5%)

Foods (0.5%)
B&G Foods, Inc. - EIS	62,623	934

Total Foods		934

Media (0.0%)
NTL, Inc.	12	0

Total Media		0

Real Estate Investment Trusts (0.0%)
* La Quinta Corp.	11,117	94

Total Real Estate Investment Trusts		94

Telecommunications (0.0%)
American Tower Corp. - Warrants	2,900	65
Horizon PCS, Inc. - Warrants 144A	2,000	0
IWO Holdings, Inc. 144A	1,150	0

Total Telecommunications		65

Transportation-Rail & Other (0.0%)
RailAmerica Transportation Corp.	1,400	91

Total Transportation-Rail & Other		91

Total Common Stocks and Warrants (Cost: $1,444)		1,184

Money Market Investments (3.7%)

Short Term Business Credit (3.7%)
Sheffield Receivables, 2.80%, 4/19/05	8,000,000	7,989
UBS Finance Delaware LLC, 2.83%, 4/1/05	600,000	600

Total Money Market Investments (Cost: $8,589)		8,589

Total Investments (97.0%) (Cost $224,331)(a)		223,600

Other Assets, Less Liabilities (3.0%)		7,033

Total Net Assets (100.0%)		$230,633

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities (in thousands) was $78,977 representing 34.24% of net assets.

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $224,331 and the net unrealized depreciation of investments based on that cost was $731 which is comprised of $5,150 aggregate gross unrealized appreciation and $5,881 aggregate gross unrealized depreciation.

(c)	PIK – Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	Euro Foreign Bond

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Revenue Bonds (0.4%)

Municipal Bonds - Revenue (0.4%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	6,500,000	$2,944

Total Revenue Bonds (Cost: $2,867)		2,944

Corporate Bonds (40.2%)
Aircraft (0.3%)
Lockheed Martin Corp., 8.50%, 12/1/29	1,515,000	2,053

Total		2,053

Auto Related (1.9%)
American Honda Finance, 4.50%, 5/26/09 144A	4,120,000	4,110
Ford Motor Credit Co., 5.70%, 1/15/10	1,230,000	1,159
Ford Motor Credit Co., 7.375%, 10/28/09	1,900,000	1,908
General Motors Acceptance Corp., 5.625%, 5/15/09	2,450,000	2,235
General Motors Acceptance Corp., 6.75%, 12/1/14	1,275,000	1,101
Toyota Motor Credit Corp., 2.70%, 1/30/07	2,500,000	2,440

Total		12,953

Automobiles And Other Motor Vehicles (0.6%)
Ford Motor Co., 7.45%, 7/16/31	2,305,000	2,085
General Motors Corp., 8.375%, 7/15/33	2,150,000	1,840

Total		3,925

Autos/Vehicle Parts (0.1%)
Dana Corp., 5.85%, 1/15/15 144A	1,140,000	1,004

Total		1,004

Bank Holding Companies (0.4%)
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/05 144A	3,055,000	2,921

Total		2,921

Beverages, Malt Beverages (2.5%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,200,000	4,397
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	437
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	5,000,000	5,102
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,525
Coca-Cola Enterprises, Inc., 5.75%, 3/15/11	4,000,000	4,201
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,674

Total		17,336

Broad Woven Fabric Mills, Manmade (0.1%)
Polysindo International Finance, 11.375%, 6/15/06	4,200,000	441

Total		441

Cable and Other Pay Television Services (0.8%)
Comcast Corp., 5.30%, 1/15/14	2,500,000	2,473
Echostar Corp., 6.375%, 10/1/11	2,310,000	2,264
Time Warner Entertainment Co., 8.375%, 7/15/33	830,000	1,043

Total		5,780

Commercial Banks (5.6%)
Bank of America Corp., 5.375%, 6/15/14	740,000	752
Bank of America Corp., 7.40%, 1/15/11	1,133,000	1,277
The Bank of New York Co., Inc., 4.95%, 3/15/15	3,295,000	3,243
Bank One Corp., 5.25%, 1/30/13	4,000,000	4,032
Citigroup, Inc., 4.50%, 7/29/09	3,450,000	3,398
Compass Bank, 5.50%, 4/1/20	1,750,000	1,747
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,454
PNC Bank NA, 5.25%, 1/15/17	3,300,000	3,251
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	1,085,000	1,090
Royal Bank of Scotland Group PLC, 5.05%, 1/8/15	5,320,000	5,278
UnionBanCal Corp., 5.25%, 12/16/13	500,000	498
US Bank NA, 4.95%, 10/30/14	3,065,000	3,026
Wachovia Bank NA, 4.80%, 11/1/14	2,845,000	2,760
Wachovia Bank NA, 4.875%, 2/1/15	1,120,000	1,090
Wells Fargo & Co., 4.20%, 1/15/10	5,000,000	4,889

Total		38,785

Consumer Non-Cyclical (1.2%)
The Clorox Co., 4.20%, 1/15/10 144A	2,200,000	2,162
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,149
Johnson & Johnson, Inc., 6.625%, 9/1/09	2,750,000	2,972

Total		8,283

Crude Petroleum and Natural Gas (1.7%)
Conoco Funding Co., 6.35%, 10/15/11	3,330,000	3,629
Kerr-McGee Corp., 6.95%, 7/1/24	1,070,000	1,099
Kerr-McGee Corp., 7.875%, 9/15/31	450,000	508
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,481
Occidental Petroleum, 8.45%, 2/15/29	1,430,000	1,928
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,195
XTO Energy, Inc., 5.00%, 1/31/15	1,670,000	1,634

Total		11,474

Data Processing and Preparation (0.6%)
First Data Corp., 3.90%, 10/1/09	4,500,000	4,369

Total		4,369

Eating Places (0.4%)
McDonald’s Corp., 3.875%, 8/15/07	1,550,000	1,536
McDonald’s Corp., 5.375%, 4/30/07	1,200,000	1,230

Total		2,766

Electric Services (3.4%)
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,678
FPL Group Capital, Inc., 4.086%, 2/16/07	1,870,000	1,865
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,527
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	890,000	871
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	2,525,000	2,471
Oncor Electric Delivery, 6.375%, 1/15/15	810,000	873
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,093
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,900,000	4,625
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,000,000	1,000
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,332
Virginia Electric & Power Co., 5.25%, 12/15/15	2,275,000	2,272

Total		23,607

Electrical Equipment and Supplies (0.6%)
Cooper Industries, Inc., 5.50%, 11/1/09	4,000,000	4,125

Total		4,125

Electronic Components and Accessories (0.6%)
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,801

Total		3,801

Federal Savings Institutions (1.0%)
Washington Mutual, Inc., 5.00%, 3/22/12	3,070,000	3,052
World Savings Bank FSB, 4.125%, 12/15/09	4,000,000	3,906

Total		6,958

Finance Services (0.8%)
Household Finance Corp., 4.125%, 11/16/09	2,330,000	2,266
International Lease Finance Corp., 4.75%, 1/13/12	3,010,000	2,917

Total		5,183

Fire, Marine and Casualty Insurance (1.8%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,284
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,478
Berkshire Hathaway Finance, 4.85%, 1/15/15 144A	5,995,000	5,869
Progressive Corp., 6.375%, 1/15/12	1,415,000	1,526

Total		12,157

Food and Kindred Products (0.5%)
Albertson’s, Inc., 7.50%, 2/15/11	3,070,000	3,403

Total		3,403

Forest Products (0.4%)
Weyerhaeuser Co., 7.375%, 3/15/32	2,325,000	2,718

Total		2,718

Gas Transmission And Distribution (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,345,000	2,293

Total		2,293

Health Care (0.3%)
Coventry Health Care, Inc., 6.125%, 1/15/15 144A	1,815,000	1,813

Total		1,813

Media (0.6%)
Time Warner, Inc., 6.875%, 5/1/12	1,670,000	1,824
Viacom, Inc., 7.875%, 7/30/30	1,910,000	2,269

Total		4,093

Miscellaneous Business Credit Institutions (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	1,300,000	1,273

Total		1,273

Personal Credit Institutions (0.4%)
SLM Corp., 4.00%, 1/15/10	3,020,000	2,929

Total		2,929

Petroleum Refining (0.5%)
Amerada Hess Corp., 7.125%, 3/15/33	1,670,000	1,857
Valero Energy Corp., 4.75%, 6/15/13	1,670,000	1,628

Total		3,485

Pharmaceutical Preparations (0.8%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,350
Pfizer, Inc., 4.50%, 2/15/14	350,000	339
Pfizer, Inc., 5.625%, 2/1/06	1,875,000	1,903
Pfizer, Inc., 5.625%, 4/15/09	1,100,000	1,142

Total		5,734

Phone Communications Except Radiophone (2.6%)
ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,197
BellSouth Corp., 5.20%, 9/15/14	3,330,000	3,294
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,721
SBC Communications, Inc., 5.10%, 9/15/14	3,250,000	3,168
Sprint Capital Corp., 8.375%, 3/15/12	3,330,000	3,892
Telecom Italia Capital, 4.95%, 9/30/14 144A	1,300,000	1,245
Verizon Global Funding Corp., 4.375%, 6/1/13	3,330,000	3,161

Total		17,678

Radio, TV Electronic Stores (0.5%)
RadioShack Corp., 7.375%, 5/15/11	3,250,000	3,668

Total		3,668

Railroads, Line-Haul Operating (1.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,139
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,913
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,288

Total		9,340

Real Estate Investment Trusts (1.3%)
ERP Operating LP, 5.25%, 9/15/14	3,400,000	3,346
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,287
Istar Financial, Inc., 5.15%, 3/1/12	4,595,000	4,445

Total		9,078

Retail-Retail Stores (2.0%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,961
Home Depot, Inc., 3.75%, 9/15/09	3,600,000	3,487
Limited Brands, Inc., 6.95%, 3/1/33	2,706,000	2,784
Safeway, Inc., 6.50%, 3/1/11	3,075,000	3,259

Total		13,491

Savings Institutions Except Federal (0.4%)
U.S. Central Credit Union, 2.75%, 5/30/08	2,600,000	2,489

Total		2,489

Security Brokers and Dealers (2.9%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	3,900,000	3,896
Goldman Sachs Group, Inc., 5.15%, 1/15/14	4,500,000	4,431
Lehman Brothers Holdings, 4.25%, 1/27/10	3,875,000	3,773
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	3,540,000	3,431
Morgan Stanley, 5.30%, 3/1/13	4,075,000	4,098

Total		19,629

Television Broadcasting Stations (0.7%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	2,155,000	2,058
Clear Channel Communications, Inc., 5.50%, 12/15/16	2,590,000	2,411

Total		4,469

Total Corporate Bonds (Cost: $283,604)		275,504

Government and Agency Bonds (29.1%)

Federal Government & Agencies (29.1%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	2,018
(e) BECCS, 14.00%, 11/15/11	5,600,000	5,251
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,863
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,406
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,844,435	2,787
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	4,003,046	4,007
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,413,627	1,444
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,314,020	2,402
Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	513,151	551
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,289
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,255
State of Israel, 7.25%, 12/15/28	3,465,000	3,920

(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,727
US Treasury, 2.25%, 4/30/06	69,805,000	68,876
(f) US Treasury, 2.50%, 10/31/06	25,950,000	25,477
US Treasury, 2.875%, 11/30/06	25,000,000	24,660
US Treasury, 3.125%, 1/31/07	15,421,000	15,246
(f) US Treasury, 4.00%, 3/15/10	4,300,000	4,266
US Treasury, 4.00%, 2/15/15	325,000	312
US Treasury, 4.25%, 11/15/14	720,000	705
(f) US Treasury, 5.375%, 2/15/31	19,373,000	21,114

Total Government and Agency Bonds (Cost: $200,909)		199,576

Mortgage and Asset Backed Securities (26.4%)

Boat Dealers (0.0%)
Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14	156,720	157

Total		157

Commercial Mortgages (2.2%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	10,248,159	584
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,000,000	2,104
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	2,844,391	2,878
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	4,000,000	4,307
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	104,269,785	2,921
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	71,479,545	1,140
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A	20,557,266	887
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	4,763,830	111
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180

Total		15,112

Federal Government & Agencies (22.8%)
Federal National Mortgage Association, 4.00%, 6/1/19	1,467,807	1,406
Federal National Mortgage Association, 4.50%, 8/1/19	1,538,608	1,506
Federal National Mortgage Association, 5.00%, 3/1/34	9,632,842	9,444
Federal National Mortgage Association, 5.50%, 9/1/34	10,241,161	10,262
Federal National Mortgage Association, 5.97%, 10/1/08	3,492,569	3,623
Federal National Mortgage Association, 6.00%, 11/1/34	4,867,470	4,977
Federal National Mortgage Association, 6.22%, 2/1/06	1,739,555	1,756
Federal National Mortgage Association, 6.265%, 10/1/08	2,746,473	2,871
Federal National Mortgage Association, 6.36%, 4/1/08	3,398,401	3,541
Federal National Mortgage Association, 6.75%, 4/25/18	1,751,059	1,821
Federal National Mortgage Association, 6.75%, 12/25/23	472,339	475
Federal National Mortgage Association, 7.36%, 4/1/11	2,737,724	3,029
Federal National Mortgage Association, 11.00%, 12/1/12	12,384	14
Federal National Mortgage Association, 11.00%, 9/1/17	52,845	58
Federal National Mortgage Association, 11.00%, 12/1/17	11,361	12
Federal National Mortgage Association, 11.00%, 2/1/18	28,127	31
Federal National Mortgage Association, 11.50%, 4/1/18	19,557	22
Federal National Mortgage Association, 12.00%, 9/1/12	104,155	115
Federal National Mortgage Association, 12.00%, 12/1/12	42,641	47
Federal National Mortgage Association, 12.00%, 9/1/17	23,090	26
Federal National Mortgage Association, 12.00%, 10/1/17	22,021	25
Federal National Mortgage Association, 12.00%, 12/1/17	10,379	12
Federal National Mortgage Association, 12.00%, 2/1/18	35,665	40
Federal National Mortgage Association, 12.25%, 1/1/18	18,816	21
Federal National Mortgage Association, 12.50%, 4/1/18	2,613	3
Federal National Mortgage Association, 13.00%, 11/1/12	25,669	29
Federal National Mortgage Association, 13.00%, 11/1/17	9,098	10
Federal National Mortgage Association, 13.00%, 12/1/17	7,139	8
Federal National Mortgage Association, 13.00%, 2/1/18	32,099	37
Federal National Mortgage Association, 14.00%, 12/1/17	7,999	9
Federal National Mortgage Association TBA, 4.50%, 3/1/20	9,586,000	9,351
Federal National Mortgage Association TBA, 5.00%, 5/1/20	9,416,000	9,386

Federal National Mortgage Association TBA, 5.00%, 5/1/35	15,854,000	15,452
Federal National Mortgage Association TBA, 5.50%, 3/1/35	29,419,000	29,418
Federal National Mortgage Association TBA, 6.00%, 3/1/35	21,326,000	21,792
Government National Mortgage Association, 5.50%, 10/15/31	96,964	98
Government National Mortgage Association, 5.50%, 11/15/31	19,069	19
Government National Mortgage Association, 5.50%, 12/15/31	426,871	432
Government National Mortgage Association, 5.50%, 1/15/32	626,567	634
Government National Mortgage Association, 5.50%, 2/15/32	280,307	283
Government National Mortgage Association, 5.50%, 3/15/32	372,242	376
Government National Mortgage Association, 5.50%, 4/15/32	27,585	28
Government National Mortgage Association, 5.50%, 7/15/32	39,976	40
Government National Mortgage Association, 5.50%, 9/15/32	7,227,792	7,304
Government National Mortgage Association, 7.00%, 5/15/23	34,443	37
Government National Mortgage Association, 7.50%, 4/15/22	17,066	18
Government National Mortgage Association, 7.50%, 10/15/23	57,666	62
Government National Mortgage Association, 7.50%, 11/15/25	925	1
Government National Mortgage Association, 7.50%, 5/15/26	1,612	2
Government National Mortgage Association, 7.50%, 1/15/27	14,614	16
Government National Mortgage Association, 7.50%, 2/15/27	31,249	34
Government National Mortgage Association, 7.50%, 3/15/27	7,528	8
Government National Mortgage Association, 7.50%, 4/15/27	7,045	8
Government National Mortgage Association, 7.50%, 8/15/27	506	1
Government National Mortgage Association, 7.50%, 6/15/28	29,524	32
Government National Mortgage Association, 8.00%, 1/15/26	36,310	39
Government National Mortgage Association, 8.00%, 2/15/26	30,446	33
Government National Mortgage Association, 8.00%, 8/15/26	64,294	70
Government National Mortgage Association, 8.00%, 9/15/26	21,631	23
Government National Mortgage Association, 8.00%, 12/15/26	9,937	11
Government National Mortgage Association, 8.00%, 3/15/27	43,720	47
Government National Mortgage Association, 8.00%, 4/15/27	145,624	157
Government National Mortgage Association, 8.00%, 6/15/27	29,553	32
Government National Mortgage Association, 8.00%, 7/15/27	16,805	18
Government National Mortgage Association, 8.00%, 9/15/27	12,880	14
Government National Mortgage Association, 8.50%, 3/15/23	379	0
Government National Mortgage Association, 8.50%, 6/15/24	18,079	20
Government National Mortgage Association, 8.50%, 7/15/24	11,433	13
Government National Mortgage Association, 8.50%, 11/15/24	55,917	62
Government National Mortgage Association, 8.50%, 2/15/25	15,028	17
Government National Mortgage Association, 11.00%, 1/15/18	848,073	937
Government National Mortgage Association TBA, 4.50%, 4/1/34	14,730,455	14,090

Total		155,645

Housing Programs (0.0%)
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	228,242	228

Total		228

International Affairs (0.4%)
Overseas Private Investment, 4.10%, 11/15/14	2,875,920	2,795

Total		2,795

Mobil Home Dealers (0.1%)
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	566,160	597

Total		597

Retail-Retail Stores (0.9%)
LB Mortgage Trust, Series 1991-2, Class A3, 8.39%, 1/20/17	5,521,968	6,098

Total		6,098

Total Mortgage and Asset Backed Securities (Cost: $181,676)		180,632

Money Market Investments (24.5%)

Autos (2.9%)
(b) Daimler Chrysler Auto, 2.73%, 4/12/05	5,000,000	4,995
(b) Fcar Owner Trust I, 2.68%, 4/15/05	5,000,000	4,995
(b) New Center Asset Trust, 2.85%, 5/12/05	5,000,000	4,984
(b) Toyota Motor Credit Corp., 2.74%, 4/15/05	5,000,000	4,995

Total		19,969

Commercial Banks (0.7%)
(b) Bank of America Corp., 2.73%, 4/25/05	5,000,000	4,991

Total		4,991

Federal Government & Agencies (10.2%)
Federal Home Loan Mortgage Corp., 2.91%, 6/30/05	1,800,000	1,787
(b) Federal National Mortgage Association, 2.78%, 5/11/05	67,300,000	67,092

Total		68,879

Finance Lessors (1.5%)
(b) Delaware Funding, 2.68%, 4/11/05	5,000,000	4,996
(b) Thunder Bay Funding, Inc, 2.70%, 4/18/05	5,000,000	4,994

Total		9,990

Finance Services (0.7%)
(b) Preferred Receivable Funding, 2.79%, 4/26/05	5,000,000	4,990

Total		4,990

Miscellaneous Business Credit Institutions (0.7%)
(b) Paccar Financial Corp., 2.71%, 4/14/05	5,000,000	4,995

Total		4,995

Newspapers (0.7%)
Gannet Company, Inc., 2.77%, 4/6/05	5,000,000	4,998

Total		4,998

Personal Credit Institutions (2.2%)
(b) American General Financial Corp, 2.71%, 4/11/05	5,000,000	4,996
(b) Nestle Capital Corp., 2.70%, 4/13/05	5,000,000	4,996
(b) Rabobank Financial Corp., 2.82%, 4/1/05	5,000,000	5,000

Total		14,992

Pharmaceutical Preparations (0.7%)
Pfizer, Inc., 2.85%, 5/23/05	5,000,000	4,979

Total		4,979

Retail-Retail Stores (0.7%)
Wal-Mart Stores, 2.75%, 4/7/05	5,000,000	4,998

Total		4,998

Security Brokers and Dealers (0.7%)
(b) The Goldman Sachs Group, 2.72%, 4/26/05	5,000,000	4,991

Total		4,991

Short Term Business Credit (2.1%)
(b) CXC Inc., 2.79%, 4/28/05	5,000,000	4,990
(b) Old Line Funding Corp., 2.6%, 4/5/05	5,000,000	4,998
(b) UBS Finance Delaware LLC, 2.83%, 4/1/05	4,110,000	4,110

Total		14,098

Utilities (0.7%)
National Rural Utility, 2.62%, 4/4/05	5,000,000	4,999

Total		4,999

Total Money Market Investments (Cost: $167,869)		167,869

Total Investments (120.6%) (Cost $836,925)(a)		826,525

Other Assets, Less Liabilities (-20.6%)		(141,337)

Total Net Assets (100.0%)		$685,188

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities (in thousands) was $35,514, representing 5.18% of the net assets.

IO – Interest Only Security

RB – Revenue Bond

(a)	At March 31, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $836,925 and the net unrealized depreciation of investments based on that cost was $10,400 which is comprised of $5,240 aggregate gross unrealized appreciation and $15,640 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. (Information regarding open futures contracts as of period end is summarized below).

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Bond (CBT) Commodity Future (Total Notional Value at March 31, 2005, $22,089 )	195	6/05	$(371)
US Ten Year Treasury Note (Total Notional Value at March 31, 2005, $23,241 )	(213)	6/05	$(32)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Money Market Investments (81.7%)

Autos (13.4%)
Daimler Chrysler Auto, 2.79%, 04/08/05	5,714,000	$5,711
Daimler Chrysler Auto, 2.72%, 04/18/05	3,500,000	3,496
Fcar Owner Trust I, 2.59%, 4/5/05	8,080,000	8,077
Fcar Owner Trust I, 2.68%, 4/15/05	5,000,000	4,995
New Center Asset Trust, 2.64%, 4/18/05	8,000,000	7,990
New Center Asset Trust, 2.81%, 5/9/05	7,500,000	7,478
Toyota Motor Credit Corp., 2.88%, 5/27/05	8,000,000	7,964

Total		45,711

Finance Lessors (16.7%)
Delaware Funding, 2.58%, 4/4/05	6,030,000	6,029
Delaware Funding, 2.59%, 4/7/05	8,000,000	7,996
Ranger Funding Co. LLC, 2.63%, 4/1/05	7,500,000	7,500
Ranger Funding Co. LLC, 2.80%, 4/25/05	8,000,000	7,985
Thunder Bay Funding, Inc., 2.63%, 4/1/05	7,500,000	7,500
Thunder Bay Funding, Inc., 2.76%, 4/26/05	4,000,000	3,992
Windmill Funding Corp., 2.61%, 4/11/05	8,000,000	7,994
Windmill Funding Corp., 2.63%, 4/18/05	8,000,000	7,990

Total		56,986

Finance Services (8.6%)
Ciesco Lp, 2.58%, 4/5/05	6,000,000	5,998
Ciesco Lp, 2.93%, 6/7/05	8,000,000	7,956
Preferred Receivable Funding, 2.63%, 4/11/05	8,000,000	7,994
Preferred Receivable Funding, 2.88%, 05/20/05	7,500,000	7,471

Total		29,419

Flavoring Extracts and Syrups (1.5%)
Coca-cola Co., 2.73%, 04/29/2005	5,000,000	4,989

Total		4,989

Miscellaneous Business Credit Institutions (6.4%)
Catepillar Financial Service, 2.86%, 5/12/05	8,000,000	7,974
Catepillar Financial Service, 2.55%, 6/1/05	4,000,000	4,000
General Electric Capital Corp, 2.69%, 7/9/07	5,000,000	5,000
General Electric Capital Corp., 2.91%, 5/24/05	5,000,000	4,979

Total		21,953

Personal Credit Institutions (10.5%)
American General, 2.77%, 5/06/05	5,100,000	5,086
American General, 2.87%, 5/13/05	5,500,000	5,482
American General, 2.9%, 5/17/05	5,000,000	4,981
Associates Corp., 3.19%, 6/27/05	5,000,000	5,000

Nestle Capital Corp., 2.60%, 4/11/05	5,450,000	5,446
Nestle Capital Corp., 2.78%, 5/13/05	5,500,000	5,483
Nestle Capital Corp., 2.85%, 5/23/05	4,500,000	4,481

Total		35,959

Pharmaceutical Preparations (3.5%)
Pfizer, Inc., 2.84%, 5/20/05	6,000,000	5,977
Pfizer, Inc., 2.80%, 5/23/05	6,000,000	5,976

Total		11,953

Security Brokers and Dealers (4.5%)
The Goldman Sachs Group, 2.70%, 4/12/05	7,425,000	7,419
Morgan Stanley Dean Witter, 2.79%, 4/25/05	8,000,000	7,985

Total		15,404

Short Term Business Credit (12.7%)
American Express Credit, 2.69%, 4/26/05	7,500,000	7,486
Old Line Funding Corp., 2.77%, 4/14/05	8,000,000	7,992
Old Line Funding Corp., 2.65%, 4/19/05	6,780,000	6,771
Sheffield Receivables, 2.72%, 4/13/05	8,000,000	7,993
UBS Finance Delaware LLC, 2.62%, 4/8/05	7,370,000	7,366
UBS Finance Delaware LLC, 2.88%, 5/23/05	5,740,000	5,716

Total		43,324

Utilities (3.9%)
National Rural Utility, 2.62%, 4/4/05	7,400,000	7,399
National Rural Utility, 2.77%, 4/20/05	5,910,000	5,901

Total		13,300

Total Money Market Investments (Cost: $278,998)		278,998

Corporate Bonds (15.6%)

Banks (5.8%)
Bank of America Corp., 7.875%, 5/16/05	2,200,000	2,216
Citigroup, Inc., 6.75%, 12/1/05	2,300,000	2,354
Citigroup, Inc., 6.50%, 2/7/06	2,300,000	2,361
First Union Corp., 7.55%, 8/18/05	2,200,000	2,243
HBOS Treasury Services PLC, 2.95%, 12/30/05	3,450,000	3,445
Wells Fargo Bank, 6.20%, 12/1/05	3,500,000	3,579
Wells Fargo Bank., 6.875%, 4/1/06	3,400,000	3,499

Total		19,697

Miscellaneous Business Credit Institutions (2.1%)
BP Capital Markets PLC, 4.00%, 4/29/05	3,500,000	3,506
General Electric Capital Corp., 7.50%, 5/15/05	3,500,000	3,525

Total		7,031

Personal Credit Institutions (1.8%)
Household Finance Corp., 6.50%, 1/24/06	6,050,000	6,213

Total		6,213

Pharmaceutical Preparations (1.1%)
Pharmacia Corp., 5.75%, 12/1/05	3,820,000	3,886

Total		3,886

Security Brokers and Dealers (4.8%)
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	4,600,000	4,738
Merrill Lynch & Co, 7.00%, 3/15/06	5,100,000	5,253
Merrill Lynch & Co, 3.08%, 3/17/06	2,760,000	2,762
Morgan Stanley Dean Witter, 7.75%, 6/15/05	3,500,000	3,540

Total		16,293

Total Corporate Bonds (Cost: $53,120)		53,120

Government Securities (4.0%)

Federal Government & Agencies (4.0%)
Federal Home Loan Bank, 2.72%, 5/3/05	6,140,000	6,125
Federal Home Loan Bank, 1.58%, 5/20/05	7,450,000	7,450

Total Government Securities (Cost: $13,575)		13,575

Total Investments (101.3%) (Cost $345,693)		345,693

Other Assets, Less Liabilities (-1.3%)		(4,466)

Total Net Assets (100.0%)		$341,227

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 4, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 4, 2005

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: May 4, 2005